             General American Capital Company S & P 500 Index Fund


Management Discussion

On the strength of the large capitalization segment of the market, the S&P 500 Index Fund earned a net return of 17.45 percent in the first half of 1998. Despite ongoing concerns over the economic crisis in Asia and the threat of a meaningful slowdown in earnings growth, investors poured money into the largest growth stocks. Meanwhile, large cap value stocks and virtually all mid-cap and small-cap stocks were neglected in the rallies and suffered from periodic selloffs. Much of the strength in the equity markets came from such segments as pharmaceuticals, airlines, large retailers and select technology issues. These segments have provided the dependable earnings growth the market demands. Energy, cyclical technology and commodity-related businesses continued to struggle. An underlying theme throughout the period was consolidation, highlighted by several blockbuster bank mergers (Citicorp/Travelers and NationsBank/BankAmerica) and the AT & T purchase of Telecommunications, Inc.


Growth of a $10,000 Investment

                                    [GRAPH]


                  S & P 500 Index Fund    S & P 500 Index
06/30/88                10,000.00            10,000.00
12/31/88                10,334.36            10,350.10
06/30/89                11,945.81            12,054.97
12/31/89                13,409.46            13,613.20
06/30/90                13,769.90            14,031.67
12/31/90                12,897.58            13,180.93
06/30/91                14,769.61            15,069.36
12/31/91                16,793.48            17,210.26
06/30/92                16,680.77            17,101.66
12/31/92                18,044.20            18,533.41
06/30/93                18,927.61            19,425.42
12/31/93                19,818.78            20,385.42
06/30/94                19,118.94            19,685.59
12/31/94                20,047.29            20,647.62
06/30/95                24,030.80            24,809.15
12/31/95                27,434.28            28,380.92
06/30/96                30,203.93            31,274.07
12/31/96                33,714.59            34,930.01
06/30/97                40,599.83            42,082.63
12/31/97                44,773.50            46,539.60
06/30/98                52,584.75            54,789.67


Annual Returns

      Periods ended June 30, 1998        Past 1 year        Past 5 years          Past 10 years          Life of fund
      Annual Returns                       29.52%              22.67%                18.06%                 15.32%

The fund's performance reflects administrative and management charges, while such charges are not reflected in the performance of the index.

              Past performance is no assurance of future results.

             General American Capital Company S & P 500 Index Fund


Statement of Assets and Liabilities
June 30, 1998 (unaudited)

Assets:
   Investments, at market value:
     (see accompanying schedule)
     Common Stocks                                                            $616,500,973
   Broker receivable                                                             3,251,761
   Dividends receivable                                                            600,662
                                                                              ------------
     Total assets                                                              620,353,396
                                                                              ------------

Liabilities:
   Payable to Conning Asset
     Management Company                                                            124,623
   Payable to General American
     Life Insurance Company                                                         24,925
   Cash overdraft                                                                4,138,821
   Broker payable                                                                2,489,279
                                                                              ------------
     Total liabilities                                                           6,777,648
                                                                              ------------

       Total net assets                                                       $613,575,748
                                                                              ============

Total shares of capital stock outstanding                                       13,261,036


       Net asset value per share (Total net
       assets divided by total shares of capital
       stock outstanding)                                                     $      46.27

Total amortized cost of investments                                           $301,389,352


Statement of Operations
As of June 30, 1998 (unaudited)

Investment income:
   Dividends                                                                  $  4,278,938
   Interest                                                                        109,348
                                                                              ------------
     Total investment income                                                     4,388,286
                                                                              ------------

Expenses:
   Investment management charge                                                    713,617
   Administrative charge                                                           142,724
                                                                              ------------
     Total expenses                                                                856,341
                                                                              ------------
       Net investment income                                                     3,531,945
                                                                              ------------

Net realized gain:
   Net realized gain on common stock                                            13,348,426
   Net realized loss on futures contracts                                         (298,994)
                                                                              ------------
Net realized gain                                                               13,049,432
                                                                              ------------

Net unrealized gain on investments:
   Net unrealized gain on investments                                           74,394,939
                                                                              ------------

Net increase in net assets from operations                                    $ 90,976,316
                                                                              ============


Statements of Changes in Net Assets

                                                                         Six Months
                                                                           Ended                 Year Ended
                                                                          June 30               December 31
                                                                        ------------            ------------
                                                                          1998<F*>                  1997
                                                                        ------------            ------------
Operations:
   Net investment income                                                $  3,531,945            $  6,303,406
   Net realized gain                                                      13,049,432              15,455,129
   Net unrealized gain                                                    74,394,939              94,588,306
                                                                        ------------            ------------

      Net increase in net assets from operations                          90,976,316             116,346,841
   Capital share transactions                                             21,022,082              45,029,520
                                                                        ------------            ------------

      Net increase in net assets                                         111,998,398             161,376,361
   Net assets, beginning of year                                         501,577,350             340,200,989
                                                                        ------------            ------------

Net assets, end of period                                                613,575,748            $501,577,350
                                                                        ============            ============

<F*>unaudited


See accompanying notes to financial statements beginning on page 53.

            General American Capital Company S & P 500 Index Fund<F*>


Financial Highlights

                                              Six Months
                                                Ended
                                               June 30                         Year Ended December 31
                                              ----------      --------------------------------------------------------
                                              1998<F**>         1997             1996           1995            1994
                                              ----------      --------         --------       --------        --------
Net asset value, beginning of year<F1>        $  39.40        $  29.67         $  24.14       $  17.64        $  17.44
                                              --------        --------         --------       --------        --------
Income from operations:
Net investment income                              .26             .52             0.53           0.46            0.44
Net realized and unrealized gain (loss)
   on investments                                 6.61            9.21             5.00           6.04           (0.24)
                                              --------        --------         --------       --------        --------
Net increase in asset value per share             6.87            9.73             5.53           6.50            0.20
                                              --------        --------         --------       --------        --------
Net asset value, end of period                $  46.27        $  39.40         $  29.67       $  24.14        $  17.64
                                              ========        ========         ========       ========        ========

Total return<F2>                                17.45%          32.80%           22.89%         36.85%           1.15%

Net assets, end of period (in thousands)      $613,576        $501,577         $340,201       $247,313        $169,303
Ratio of expenses to average net assets<F3>       .30%            .30%            0.30%          0.30%           0.30%
Ratio of net investment income to average
   net assets<F3>                                1.24%           1.48%            1.97%          2.19%           2.50%
Portfolio turnover rate                          4.32%          12.61%            8.93%          4.75%           7.38%
Average commission rate<F4>                   $   0.03        $   0.04         $   0.04             --              --


                                                                       Year ended December 31
                                              ------------------------------------------------------------------------
                                                1993            1992             1991           1990            1989
                                              --------        --------         --------       --------        --------
Net asset value, beginning of year<F1>        $  15.88        $  14.78         $  11.35       $  11.80        $   9.09
                                              --------        --------         --------       --------        --------
Income from operations:
Net investment income                             0.41            0.39             0.38           0.38            0.37
Net realized and unrealized gain (loss)
   on investments                                 1.15            0.71             3.05          (0.83)           2.34
                                              --------        --------         --------       --------        --------
Net increase (decrease) in asset value
   per share                                      1.56            1.10             3.43          (0.45)           2.71
                                              --------        --------         --------       --------        --------
Net asset value, end of year                  $  17.44        $  15.88         $  14.78       $  11.35        $  11.80
                                              ========        ========         ========       ========        ========

Total return<F2>                                 9.83%           7.45%           30.21%         -3.82%          29.76%

Net assets, end of year (in thousands)        $161,761        $123,458         $102,076       $ 72,665        $ 65,211
Ratio of expenses to average net assets<F3>      0.30%           0.30%            0.30%          0.30%           0.32%
Ratio of net investment income to average
   net assets<F3>                                2.47%           2.67%            2.89%          3.35%           3.57%
Portfolio turnover rate                          2.56%           4.38%            3.92%          4.39%          20.56%
Average commission rate<F4>                         --              --               --             --              --

Notes:
<F1> Components are computed and accumulated on a daily basis.
<F2> The total return information shown in this table does not reflect expenses that apply to the separate accounts investing in the Fund or to the insurance or variable annuity contracts. Inclusion of these charges would reduce the total return figures for all periods shown.
<F3> Computed on an annualized basis.
<F4> Computed only for funds that invest greater than 10 percent of the value of average net assets in equity securities. Computation represents total commissions paid divided by the sum of shares purchased and sold for which commissions were charged.

<F*>This Fund formerly known as the Equity Index Fund.
<F**>unaudited

See accompanying notes to financial statements beginning on page 53.

             General American Capital Company S & P 500 Index Fund

Schedule of Investments - June 30, 1998
------------------------------------------------------------------------------------
                                                                           Market
Common Stock                                          Shares                Value
------------------------------------------------------------------------------------
Aerospace & Military Technology (1.30%)
    Boeing Co.                                        69,480            $  3,096,168
    Crane & Co.                                        3,100                 150,542
    General Dynamics Corp.                             8,700                 404,550
    Lockheed Martin Corp.                             13,403               1,419,043
    Rockwell International Corp.                      13,450                 646,434
    Textron Inc.                                      11,200                 802,894
    United Technologies Corp.                         15,800               1,461,500
                                                                        ------------
                                                                           7,981,131
                                                                        ------------

Air Transport (0.55%)
    AMR Corp.<F*>                                     12,500               1,040,625
    Delta Air Lines Inc.                               5,200                 672,100
    FDX Holding Corp.<F*>                             10,080                 632,520
    Southwest Airlines                                15,350                 454,744
    US Air Group<F*>                                   6,900                 546,825
                                                                        ------------
                                                                           3,346,814
                                                                        ------------

Apparel (0.48%)
    CVS Corp.                                         26,400               1,027,936
    Jostens Inc.                                       2,500                  59,687
    Liz Claiborne Inc.                                 4,500                 235,125
    Nike Inc. Class B                                 19,800                 964,003
    Reebok Intl Inc.<F*>                               3,800                 105,211
    Russell Corp.                                      2,500                  75,468
    Springs Industries                                 1,300                  59,963
    VF Corp.                                           8,300                 427,450
                                                                        ------------
                                                                           2,954,843
                                                                        ------------

Business Machines (3.25%)
    Apple Computer Inc.<F*>                            9,100                 261,052
    Bay Networks Inc.<F*>                             15,200                 490,200
    Cincinnati Milacron                                2,700                  65,642
    Compaq Computer Corp.                            113,724               3,226,919
    DSC Communications<F*>                             8,100                 243,000
    Data General Corp.<F*>                             3,300                  49,292
    EMC Corp./Mass<F*>                                34,200               1,532,570
    Gateway 2000 Inc.<F*>                             10,700                 541,688
    Honeywell Inc.                                     8,700                 726,989
    IBM Corp.                                         64,940               7,455,891
    Oracle Corp.<F*>                                  66,962               1,644,721
    Pitney Bowes Inc.                                 18,800                 904,750
    Unisys Corp.<F*>                                  17,300                 488,725
    Xerox Corp.                                       22,575               2,294,184
                                                                        ------------
                                                                          19,925,623
                                                                        ------------

Business Services (7.29%)
    Adobe Systems Inc.                                 4,500                 190,967
    Automatic Data Processing Inc.                    20,700               1,508,513
    Browning-Ferris Industries Inc.                   12,600                 437,850

------------------------------------------------------------------------------------
                                                                           Market
Common Stock                                          Shares                Value
------------------------------------------------------------------------------------
Business Services (continued)
    Cabletron Systems<F*>                             10,800           $     145,120
    Cendant Corp.<F*>                                 58,542               1,222,064
    Ceridian Corp.<F*>                                 5,000                 293,750
    Cisco Systems Inc.<F*>                            70,400               6,481,165
    Clear Channel Communications<F*>                   8,500                 927,563
    Computer Associates Intl                          37,500               2,083,575
    Dell Computers<F*>                                44,300               4,111,572
    Deluxe Corp.                                       5,500                 196,966
    Equifax Inc.                                      10,100                 366,751
    First Data Corp.                                  30,700               1,022,678
    General Instrument Corp.<F*>                      10,300                 280,026
    HBO & Co.                                         29,500               1,039,874
    Microsoft Corp.<F*>                              169,600              18,380,400
    Millipore Corp.                                    3,000                  81,750
    Moore Corp. Limited                                6,000                  79,500
    National Service Inds Inc.                         2,900                 147,538
    Nielson Media Research                            11,200                 705,600
    Novell Inc.<F*>                                   24,200                 308,550
    RH Donnelley Corp.                                11,775                 423,900
    Sun Microsystems Inc.<F*>                         26,000               1,129,361
    Tellabs<F*>                                       12,500                 895,313
    Thermo Electron<F*>                               10,900                 372,638
    3Com Corp.<F*>                                    24,400                 748,763
    Waste Management Inc.                             32,700               1,144,500
                                                                        ------------
                                                                          44,726,247
                                                                        ------------

Chemicals (2.65%)
    Air Products & Chemicals Inc.                     16,100                 644,000
    AlliedSignal Inc.                                 38,900               1,726,188
    Dow Chemical Co.                                  15,437               1,492,557
    E I Du Pont De Nemours & Co.                      77,600               5,790,900
    Eastman Chemical                                   5,375                 334,594
    Ecolab, Inc.                                       8,800                 272,800
    B F Goodrich                                       5,000                 248,125
    Great Lakes Chemical                               4,000                 157,748
    Hercules Inc.                                      6,500                 267,313
    Mallinckrodt Inc.                                  5,000                 148,435
    Monsanto                                          41,150               2,299,255
    Morton International Inc.                          8,900                 222,500
    Nalco Chemicals                                    4,500                 158,063
    Owens Corning                                      3,700                 151,004
    PPG Industries Inc.                               12,200                 848,656
    Rohm & Haas Co.                                    4,200                 436,535
    Rubbermaid Inc.                                   10,300                 341,826
    Sigma-Aldrich                                      6,900                 242,363
    Union Carbide Corp.                                9,300                 496,388
                                                                        ------------
                                                                          16,279,250
                                                                        ------------
                                           (continued)

                                    6


             General American Capital Company S & P 500 Index Fund

Schedule of Investments - June 30, 1998

------------------------------------------------------------------------------------
                                                                           Market
Common Stock                                          Shares                Value
------------------------------------------------------------------------------------
Commercial Banking (7.85%)
    BB&T Corp.                                         9,700            $    655,963
    Banc One Corp.                                    48,243               2,692,538
    Bank of New York                                  25,800               1,565,725
    BankAmerica Corp.                                 46,944               4,057,699
    Bankboston Corp.                                  20,200               1,123,625
    Banker's Trust New York Corp.                      6,700                 777,615
    Chase Manhattan Corp. (new)                       58,724               4,433,663
    Citicorp.                                         31,100               4,641,675
    Comerica Inc.                                     10,700                 708,875
    Fifth Third Banc                                  17,100               1,077,300
    First Chicago NBD Corp.                           19,764               1,751,585
    First Union Corp.                                 66,694               3,884,924
    Huntington Bancshares                             13,200                 442,200
    Keycorp                                           30,200               1,075,875
    Mellon Bank Corp.                                 17,900               1,246,288
    Mercantile Bancorporation Inc.                     9,100                 458,413
    J P Morgan & Co. Inc.                             12,300               1,440,638
    National City Corp.                               22,500               1,597,500
    Nationsbank Corp.                                 65,884               5,040,125
    Northern Trust Corp.                               7,600                 579,500
    PNC Financial Corp.                               20,700               1,113,908
    Summit Bancorporation                             12,200                 579,500
    Suntrust Banks Inc.                               14,500               1,179,024
    Synovus Financial Corp.                           18,100                 429,875
    US Bancorp                                        51,119               2,198,116
    Wachovia Corp.                                    14,200               1,199,900
    Wells Fargo & Co.                                  5,933               2,189,277
                                                                        ------------
                                                                          48,141,326
                                                                        ------------

Construction (0.97%)
    Case Corp.                                         5,100                 246,075
    Centex Corp.                                       4,000                 151,000
    Fluor Corp.                                        5,600                 285,600
    Home Depot Inc.                                   50,600               4,202,937
    Masco Corp.                                       11,700                 707,850
    Pulte Home Corp.                                   2,900                  86,638
    Stanley Works                                      6,100                 253,528
                                                                        ------------
                                                                           5,933,628
                                                                        ------------

Consumer Durables (0.20%)
    Black & Decker Corp.                               6,500                 396,500
    Maytag Corp.                                       6,400                 316,000
    Snap-On Inc.                                       4,000                 145,000
    Whirlpool Corp.                                    5,200                 357,500
                                                                        ------------
                                                                           1,215,000
                                                                        ------------

Containers (0.17%)
    Crown Cork & Seal                                  8,500                 403,750
    Newell Co.                                        10,900                 542,950
    Stone Container Corp.<F*>                          6,772                 105,813
                                                                        ------------
                                                                           1,052,513
                                                                        ------------

------------------------------------------------------------------------------------
                                                                           Market
Common Stock                                          Shares                Value
------------------------------------------------------------------------------------
Domestic Oil (1.40%)
    Amerada Hess Corp.                                 6,200            $    336,734
    Amoco Corp.                                       66,000               2,747,250
    Apache                                             6,700                 211,050
    Ashland Inc.                                       5,200                 268,450
    Arco                                              22,100               1,726,563
    Kerr-McGee Corp.                                   3,200                 185,200
    Oryx Energy<F*>                                    7,300                 161,513
    Pennzoil Co.                                       3,200                 162,000
    Phillips Petroleum Co.                            17,900                 862,547
    Rowan Companies Inc.<F*>                           5,900                 114,678
    Sun Company Inc.                                   6,400                 248,397
    USX-Marathon Group                                19,859                 681,402
    Union Pacific Resources Group                     17,274                 303,366
    Unocal Corp.                                      16,600                 593,450
                                                                        ------------
                                                                           8,602,600
                                                                        ------------

Drugs & Medicines (9.69%)
    Abbott Laboratories                              106,200               4,340,925
    Allergan Inc.                                      4,500                 208,688
    Alza Corp.<F*>                                     5,900                 255,175
    American Home Products Corp.                      90,300               4,673,025
    Bard C R Inc.                                      3,900                 148,442
    Bausch & Lomb Inc.                                 3,800                 190,475
    Baxter International                              19,300               1,038,572
    Becton Dickinson & Co.                             8,400                 652,050
    Boston Scientific Corp.<F*>                       13,300                 952,613
    Columbia HCA/Healthcare                           44,286               1,289,830
    Guidant Corp.                                     10,300                 734,514
    Healthsouth Corp.<F*>                             27,500                 733,893
    Humana Inc.<F*>                                   11,400                 355,532
    Johnson & Johnson                                 92,500               6,821,875
    Eli Lilly & Co.                                   76,200               5,033,924
    Merck & Co Inc.                                   82,325              11,010,969
    Pharmacia-Upjohn Inc.                             34,905               1,609,993
    Pfizer Inc.                                       89,900               9,770,960
    St Jude Medical<F*>                                5,700                 209,827
    Schering-Plough Corp.                             50,500               4,627,062
    Tenet Healthcare<F*>                              21,200                 662,500
    US Surgical                                        5,200                 237,250
    Warner-Lambert Co.                                56,400               3,912,750
                                                                        ------------
                                                                          59,470,844
                                                                        ------------

Electronics (4.73%)
    Advanced Micro Devices Inc.<F*>                    9,800                 167,208
    AMP Inc.                                          15,100                 519,063
    Andrew Corp.<F*>                                   6,000                 108,372
    Applied Materials Inc.<F*>                        25,200                 743,400
    Emerson Electric Co.                              30,400               1,835,400

                                           (continued)

                                    7


                      General American Capital Company S & P 500 Index Fund

Schedule of Investments - June 30, 1998

------------------------------------------------------------------------------------
                                                                           Market
Common Stock                                          Shares                Value
------------------------------------------------------------------------------------
Electronics (continued)
    General Signal Corp.                               3,000            $    108,000
    Harris Corp.                                       5,500                 245,779
    Hewlett-Packard Co.                               71,300               4,269,088
    Intel Corp.                                      116,700               8,650,388
    KLA-Tencor Corp.<F*>                               5,900                 163,353
    LSI Logic Corp.<F*>                                9,600                 221,395
    Medtronic Inc.                                    32,300               2,059,125
    Micron Technology Inc.<F*>                        14,600                 362,255
    Motorola Inc.                                     41,100               2,160,298
    Northern Telecom Ltd.                             35,800               2,031,650
    Parametric Technology Corp.<F*>                   18,600                 504,525
    Perkin-Elmer Corp.                                 3,300                 205,217
    Raytheon Co.                                      23,300               1,377,613
    Seagate Technology Inc.<F*>                       16,700                 397,660
    Silicon Graphics<F*>                              12,900                 156,413
    Texas Instruments Inc.                            26,800               1,562,761
    Thomas & Betts Corp.                               3,800                 187,150
    Williams Companies Inc.                           29,100                 982,124
                                                                        ------------
                                                                          29,018,237
                                                                        ------------

Energy & Utilities (1.57%)
    American Electric Power Co. Inc.                  13,100                 594,413
    Baltimore Gas & Electric Co.                      10,100                 313,726
    Burlington Resources                              12,192                 525,012
    Central & South West Corp.                        14,600                 392,375
    Coastal Corp.                                      7,250                 506,137
    Columbia Energy Group                              5,650                 314,281
    Consolidated Edison Inc.                          16,200                 746,204
    Consolidated Natural Gas Co.                       6,500                 382,688
    Dominion Resources Inc.                           13,400                 546,050
    Edison International                              24,900                 736,093
    Enron Corp.                                       22,600               1,221,800
    Entergy Corp.                                     16,900                 485,875
    FPL Group Inc.                                    12,400                 781,200
    Houston Industries Inc.                           20,318                 627,318
    Niagara Mohawk Power Corp.<F*>                    11,400                 170,282
    Northern States Power Co (Minn)                   10,300                 294,838
    Sonat Inc.                                         7,500                 289,688
    Texas Utilities Co.                               16,805                 699,508
                                                                        ------------
                                                                           9,627,488
                                                                        ------------

Energy Raw Materials (0.84%)
    Baker Hughes Inc.                                 11,600                 400,919
    Dresser Industries Inc.                           12,000                 528,744
    Halliburton Co.                                   18,100                 806,571
    McDermott Intl.                                    4,100                 141,192
    Nacco Industries Inc.                                600                  77,550
    Occidental Petroleum Corp.                        25,200                 680,400
    Oneok                                              2,100                  83,738

------------------------------------------------------------------------------------
                                                                           Market
Common Stock                                          Shares                Value
------------------------------------------------------------------------------------
Energy Raw Materials (continued))
    Peoples Energy Corp.                               2,400            $     92,700
    Schlumberger                                      34,300               2,343,102
                                                                        ------------
                                                                           5,154,916
                                                                        ------------

Finance (Non - Banking) (4.46%)
    H F Ahmanson & Company                             7,500                 532,500
    Associates First Capital Corp.                    23,853               1,833,699
    Bear Stearns Companies Inc.                        6,300                 358,313
    H & R Block Inc.                                   7,200                 303,300
    Capital One Financial Corp.                        4,200                 521,588
    Chubb Corp.                                       11,500                 924,313
    Cincinnati Financial Corp.                        11,400                 437,475
    Countrywide Credit                                 7,400                 375,550
    Fleet Financial Group Inc.                        19,542               1,631,757
    Franklin Resources Inc.                           17,400                 939,600
    Golden West Financial                              3,900                 414,617
    Green Tree Financial                               9,300                 398,152
    Lehman Brothers Holding Inc.                       8,100                 628,252
    MBIA Inc.                                          6,700                 501,662
    MBNA Corp.                                        34,450               1,136,850
    Morgan Stanley, Dean Witter & Co.                 41,294               3,773,238
    Norwest Corp.                                     52,000               1,943,500
    Progressive Corp.                                  5,000                 705,000
    Providian Financial Corp.                          6,500                 510,653
    Republic New York Corp.                            7,400                 465,734
    SLM Holding Corp.                                 10,600                 519,400
    Safeco Corp.                                       9,700                 440,738
    Schwab (Charles) Corp.                            18,350                 596,374
    State Street Corp.                                11,100                 771,450
    Sunamerica, Inc.                                  13,400                 769,656
    Travelers Inc.                                    79,097               4,795,256
    Washington Mutual Inc.                            26,565               1,153,904
                                                                        ------------
                                                                          27,382,531
                                                                        ------------

Food & Agriculture (5.37%)
    Archer-Daniels-Midland Co.                        39,266                 760,779
    Bestfoods                                         19,800               1,149,628
    Campbell Soup Co.                                 31,200               1,657,500
    Coca-Cola Company                                170,000              14,535,000
    Conagra Inc.                                      33,000               1,045,671
    Adolph Coors                                       2,400                  81,600
    Darden Restaurants                                 9,800                 155,575
    General Mills Inc.                                10,800                 738,450
    Giant Food Inc.                                    4,100                 176,554
    H J Heinz Co.                                     25,150               1,411,544
    Hershey Foods Corp.                                9,800                 676,200
    Kellogg Co.                                       28,100               1,055,492

                                  (continued)

                                    8


                      General American Capital Company S & P 500 Index Fund

Schedule of Investments - June 30, 1998

------------------------------------------------------------------------------------
                                                                           Market
Common Stock                                          Shares                Value
------------------------------------------------------------------------------------
Food & Agriculture (continued)
    Pepsico Inc.                                     102,600            $  4,225,786
    Pioneer Hi-Bred International                     16,800                 695,100
    Quaker Oats Co.                                    9,500                 521,902
    Ralston Purina Co.                                 7,300                 852,728
    Sara Lee Corp.                                    32,100               1,795,577
    Sysco Corp.                                       23,200                 594,500
    Wm. Wrigley Jr. Co.                                8,000                 784,000
                                                                        ------------
                                                                          32,913,586
                                                                        ------------

Gold (0.15%)
    Barrick Gold Corp.                                25,600                 491,186
    Battle Mountain Gold Co.                          15,800                  93,805
    Homestake Mining Co.                              14,500                 150,438
    Placer Dome Inc.                                  17,200                 202,100
                                                                        ------------
                                                                             937,529
                                                                        ------------

Government & State Agency (1.06%)
    Federal Home Loan Mortgage Corp.                  46,700               2,197,795
    Federal National Mortgage Assn.                   71,300               4,331,475
                                                                        ------------
                                                                           6,529,270
                                                                        ------------

Industrial Miscellaneous (2.17%)
    Aeroquip-Vickers Inc.                              1,900                 110,913
    American Greetings                                 5,000                 254,685
    Amgen<F*>                                         17,400               1,137,525
    Anadarko Petroleum Co.                             4,100                 275,467
    Armstrong World Industries Inc.                    2,700                 181,913
    Asarco Inc.                                        2,700                  60,075
    Autodesk Inc.                                      3,200                 123,600
    Avery Dennison Corp.                               8,000                 430,000
    Ball Corp.                                         2,000                  80,374
    Biomet Inc.                                        7,700                 254,577
    Briggs & Stratton                                  1,600                  59,899
    Circuit City Stores Inc.                           6,700                 314,063
    Computer Sciences                                 10,700                 684,800
    Cooper Tire & Rubber                               5,400                 111,375
    Corning Inc.                                      15,900                 552,525
    Cummins Engine                                     2,600                 133,250
    EG & G                                             3,100                  93,000
    Engelhard Corp.                                    9,950                 201,488
    Fleetwood Enterprises                              2,500                 100,000
    Foster Wheeler                                     2,800                  60,024
    Freeport McMoran                                  12,400                 188,319
    Fruit Of The Loom<F*>                              4,900                 162,616
    W.R. Grace & Co.<F*>                               5,200                  88,722
    Harnischfeger Industries Inc.                      3,200                  90,598
    Harrahs Entertainment, Inc.<F*>                    6,900                 160,425
    Helmerich & Payne                                  3,400                  75,650
    Ikon Office Solutions Inc.                         9,300                 135,427

------------------------------------------------------------------------------------
                                                                           Market
Common Stock                                          Shares                Value
------------------------------------------------------------------------------------
Industrial Miscellaneous (continued)
    Laidlaw Inc.                                      22,600            $    275,425
    Loews Corp.                                        7,900                 688,287
    Lowes Companies Inc.                              24,200                 981,600
    Manor Care                                         4,300                 165,279
    Mattel Inc.                                       20,187                 854,152
    Mead Corp.                                         7,100                 225,425
    National Semiconductor Corp.<F*>                  11,300                 149,013
    Northrop Corp.                                     4,600                 474,375
    Praxair                                           10,800                 505,570
    Rite Aid Corp.                                    17,700                 664,847
    Ryder System Inc.                                  5,100                 160,966
    Sealed Air Corp.                                   5,733                 210,688
    Service Corp. International                       17,600                 754,600
    Shared Medical Systems Corp.                       1,800                 132,187
    Sherwin-Williams                                  11,900                 394,188
    Tektronix Inc.                                     3,400                 120,275
    Timken Co.                                         4,200                 129,410
    Western Atlas Inc.<F*>                             3,700                 314,038
                                                                        ------------
                                                                          13,321,635
                                                                        ------------

Insurance (3.06%)
    Aetna Inc.                                        10,022                 762,925
    Allstate Insurance                                28,848               2,641,381
    American International Group Inc.                 48,168               7,032,528
    Aon Corp.                                         11,550                 811,388
    Cigna Corp.                                       14,800               1,021,200
    General Re Corp.                                   5,300               1,343,550
    Jefferson Pilot Corp.                              7,250                 420,043
    Kaufman & Broad Homebuilders                       2,700                  85,725
    Lincoln National Corp.                             6,900                 630,488
    MGIC Investment Corp.                              7,800                 445,084
    Marsh & McLennan Co. Inc.                         17,750               1,072,756
    St Paul Companies Inc.                            16,100                 677,197
    Torchmark Corp.                                    9,600                 439,200
    UNUM Corp.                                         9,500                 527,250
    United Healthcare                                 13,200                 838,200
                                                                        ------------
                                                                          18,748,915
                                                                        ------------

International Oil (4.99%)
    Chevron Corp.                                     45,000               3,737,790
    Exxon Corp.                                      168,400              12,008,942
    Mobil Corp.                                       53,800               4,122,425
    Royal Dutch Petroleum Co.                        147,600               8,090,251
    Tenneco Inc.                                      11,600                 441,519
    Texaco Inc.                                       37,200               2,220,356
                                                                        ------------
                                                                          30,621,283
                                                                        ------------

                                           (continued)

                                    9


                      General American Capital Company S & P 500 Index Fund

Schedule of Investments - June 30, 1998

------------------------------------------------------------------------------------
                                                                           Market
Common Stock                                          Shares                Value
------------------------------------------------------------------------------------
Liquor (0.47%)
    Anheuser-Busch Companies Inc.                     33,450            $  1,578,405
    Brown Forman Corp. 'B'                             4,700                 301,975
    Seagram Co. Ltd.                                  23,800                 974,301
                                                                        ------------
                                                                           2,854,681
                                                                        ------------

Media (2.46%)
    CBS Corp.                                         49,400               1,568,450
    Comcast Corp.                                     25,300               1,027,003
    R R Donnelley & Sons Co.                           9,700                 443,775
    Dow Jones & Co.                                    6,400                 356,800
    Gannett Co Inc.                                   19,500               1,385,709
    Harcourt General Inc.                              4,800                 285,600
    Interpublic Group Co.                              9,300                 564,389
    King World Productions<F*>                         5,000                 127,500
    Knight Ridder Inc.                                 5,400                 297,335
    McGraw-Hill Inc.                                   6,800                 554,622
    Meredith Corp.                                     3,600                 168,973
    New York Times Co.                                 6,600                 523,050
    Omnicom Group                                     11,700                 583,538
    Tele Communications Inc. New Cl A<F*>             34,900               1,341,451
    Time Warner Inc.                                  40,680               3,475,576
    Times Mirror Co.                                   6,100                 383,538
    Tribune Co.                                        8,400                 578,021
    Viacom Class B<F*>                                24,500               1,427,125
                                                                        ------------
                                                                          15,092,455
                                                                        ------------

Miscellaneous & Conglomerates (0.67%)
    Hartford Financial Services Group                  8,100                 926,438
    ITT Industries Inc.                                8,100                 302,738
    Marriott International-Class A                    17,550                 568,181
    Minnesota Mining & Manufacturing                  27,850               2,288,907
                                                                        ------------
                                                                           4,086,264
                                                                        ------------

Miscellaneous Finance (1.50%)
    American Express Co.                              31,700               3,613,800
    American General Corp.                            17,426               1,240,505
    Beneficial Corp.                                   3,800                 582,111
    Household International Inc.                      22,100               1,099,474
    Merrill Lynch & Co. Inc.                          23,800               2,195,550
    Transamerica Corp.                                 4,300                 495,038
                                                                        ------------
                                                                           9,226,478
                                                                        ------------

Motor Vehicles (2.01%)
    Chrysler Corp.                                    44,350               2,500,231
    Dana Corp.                                         7,200                 385,200
    Eaton Corp.                                        4,900                 380,975
    Echlin Inc.                                        4,300                 210,967
    Ford Motor Co.                                    83,500               4,926,501
    General Motors                                    45,950               3,070,011

------------------------------------------------------------------------------------
                                                                           Market
Common Stock                                          Shares                Value
------------------------------------------------------------------------------------
Motor Vehicles (continued)
    Genuine Parts Co.                                 12,225            $    422,520
    TRW Inc.                                           8,400                 458,850
                                                                        ------------
                                                                          12,355,255
                                                                        ------------

Non-Durables & Entertainment (0.85%)
    Brunswick Corp.                                    6,800                 168,300
    Costco Companies Inc.<F*>                         14,803                 933,507
    Hasbro Inc.                                        9,100                 357,738
    McDonald's Corp.                                  47,300               3,263,700
    Mirage Resorts Inc.<F*>                           12,300                 262,138
    Wendy's International Inc.                         8,975                 210,913
                                                                        ------------
                                                                           5,196,296
                                                                        ------------

Non-Ferrous Metals (0.36%)
    Alcan Aluminum Ltd.                               15,625                 431,641
    Aluminum Co of America                            11,500                 758,276
    Cyprus Amax Minerals Co.                           6,350                  84,138
    Inco Ltd.                                         11,400                 155,325
    Newmont Mining Corp.                              10,677                 252,244
    Phelps Dodge Corp.                                 4,000                 228,747
    Reynolds Metals Co.                                4,900                 274,091
                                                                        ------------
                                                                           2,184,462
                                                                        ------------

Optical Photographic Equipment (0.28%)
    Eastman Kodak Co.                                 22,200               1,621,977
    Polaroid Corp.                                     3,045                 108,286
                                                                        ------------
                                                                           1,730,263
                                                                        ------------

Paper & Forest Products (0.98%)
    Bemis Co. Inc.                                     3,600                 147,150
    Boise Cascade Corp.                                3,866                 126,612
    Champion International                             6,600                 324,634
    Fort James Corp.                                  15,100                 671,950
    Georgia-Pacific Corp.                              6,300                 371,303
    International Paper Co.                           21,076                 906,268
    Kimberly-Clark Corp.                              38,272               1,755,728
    Louisiana Pacific Corp.                            7,500                 136,875
    Potlatch Corp.                                     1,900                  79,800
    Temple Inland Inc.                                 3,800                 204,725
    Union Camp Corp.                                   4,700                 233,238
    Westvaco Corp.                                     6,925                 195,631
    Weyerhaeuser Co.                                  13,650                 630,452
    Willamette Industries                              7,600                 243,200
                                                                        ------------
                                                                           6,027,566
                                                                        ------------

                                           (continued)

                                    10


                      General American Capital Company S & P 500 Index Fund

Schedule of Investments - June 30, 1998

------------------------------------------------------------------------------------
                                                                           Market
Common Stock                                          Shares                Value
------------------------------------------------------------------------------------
Producer Goods (4.97%)
    Caterpillar Inc.                                  25,200            $  1,332,450
    Conseco Inc.                                      12,800                 598,400
    Cooper Industries Inc.                             8,300                 455,977
    Deere & Co.                                       17,000                 898,875
    Dover Corp.                                       15,300                 524,025
    FMC Corp.<F*>                                      2,300                 156,830
    General Electric Corp.                           224,300              20,411,300
    W W Grainger Inc.                                  6,700                 333,740
    Illinois Tool Works Inc.                          17,200               1,147,016
    Ingersoll-Rand Co.                                11,300                 497,901
    Johnson Controls Inc.                              5,800                 331,685
    Navistar Intl Corp.<F*>                            4,700                 135,713
    Owens-Illinois Inc.<F*>                           10,600                 474,350
    Pall Corp.                                         8,500                 174,250
    Parker Hannifin Corp.                              7,525                 286,891
    Raychem Corp.                                      5,700                 168,503
    Tyco International Ltd.                           40,100               2,526,300
                                                                        ------------
                                                                          30,454,206
                                                                        ------------

Railroads & Shipping (0.53%)
    Burlington Northern Santa Fe                      10,808               1,061,205
    CSX Corp.                                         15,000                 682,500
    Norfolk Southern Corp.                            26,050                 776,603
    Union Pacific Corp.                               17,000                 750,125
                                                                        ------------
                                                                           3,270,433
                                                                        ------------

Retail (4.40%)
    Albertsons Inc.                                   16,900                 875,623
    American Stores Co.                               18,800                 454,716
    Autozone Inc.<F*>                                 10,500                 335,338
    Cardinal Health Inc.                               7,600                 712,500
    Consolidated Stores Corp.<F*>                      7,400                 268,250
    Dayton-Hudson Corp.                               30,000               1,455,000
    Dillard's Inc.                                     7,400                 306,634
    Federated Department Stores<F*>                   14,400                 774,893
    Gap Inc.                                          27,050               1,666,956
    Great Atlantic & Pacific Tea Co.                   2,600                  85,961
    K Mart Corp.<F*>                                  33,500                 644,875
    Kroger Co.<F*>                                    17,600                 754,600
    Limited Inc.                                      15,600                 516,750
    Longs Drug Store                                   2,600                  75,075
    May Department Stores Co.                         15,884               1,040,402
    Mercantile Stores Inc.                             2,500                 197,343
    Nordstrom Inc.                                     5,200                 401,700
    J C Penney Co. Inc.                               17,200               1,243,766
    Pep Boys                                           4,300                  81,429
    Sears Roebuck & Co.                               26,900               1,642,568
    Supervalu Inc.                                     4,100                 181,938
    TJX Cos Inc.                                      21,900                 528,338

------------------------------------------------------------------------------------
                                                                           Market
Common Stock                                          Shares                Value
------------------------------------------------------------------------------------
Retail (continued)
    Tandy Corp.                                        6,900            $    366,128
    Toys 'R' Us<F*>                                   19,112                 450,317
    Tricon Global Restaurants<F*>                     10,390                 329,227
    Tupperware Inc.                                    4,200                 118,125
    Venator Group Inc.<F*>                             9,200                 175,950
    Wal-Mart Stores Inc.                             154,600               9,391,950
    Walgreen Co.                                      34,100               1,408,739
    Winn-Dixie Stores Inc.                            10,200                 522,107
                                                                        ------------
                                                                          27,007,198
                                                                        ------------

Soaps & Cosmetics (4.52%)
    Alberto Culver Co. 'B'                             3,900                 113,100
    Avon Products Inc.                                 9,000                 697,500
    Bristol-Myers Squibb Co.                          68,480               7,870,886
    Clorox Co.                                         7,100                 677,163
    Colgate-Palmolive Co.                             20,400               1,795,200
    Gillette Co.                                      77,300               4,381,905
    International Flavors & Fragrances                 7,400                 321,434
    Procter & Gamble Co.                              92,300               8,405,022
    Unilever NV                                       44,000               3,473,228
                                                                        ------------
                                                                          27,735,438
                                                                        ------------

Steel (0.17%)
    Allegheny Teledyne Inc.                           13,500                 308,813
    Armco Inc.<F*>                                     7,400                  47,175
    Bethlehem Steel Corp.<F*>                          8,800                 109,446
    Nucor Corp.                                        6,000                 276,000
    USX US Steel                                       5,971                 197,042
    Worthington Industries, Inc.                       6,600                  99,409
                                                                        ------------
                                                                           1,037,885
                                                                        ------------

Telephone (8.46%)
    A T & T Corp.                                    111,747               6,383,547
    Airtouch Communications, Inc.<F*>                 39,364               2,300,314
    Alltel                                            12,600                 585,900
    Ameritech Corp.                                   75,692               3,396,679
    Ascend Communications Inc.<F*>                    13,200                 654,218
    Bell Atlantic Corp.                              106,840               4,874,575
    Bellsouth Corp.                                   68,094               4,570,810
    Frontier Corp.                                    11,700                 368,550
    GTE Corp.                                         66,200               3,682,375
    Lucent Technologies                               90,282               7,510,289
    MCI Communications Corp.                          49,800               2,894,625
    Mediaone Inc.<F*>                                 41,864               1,839,379
    Nextel Communiations Inc. A<F*>                   18,800                 467,650
    SBC Communications Inc.                          126,562               5,062,480
    Scientific Atlanta                                 5,400                 137,025

                                           (continued)

                                    11


                      General American Capital Company S & P 500 Index Fund

Schedule of Investments - June 30, 1998

------------------------------------------------------------------------------------
                                                                           Market
Common Stock                                          Shares                Value
------------------------------------------------------------------------------------
Telephone (continued)
    Sprint Corp.                                      29,600            $  2,086,800
    US West Inc.                                      34,507               1,621,843
    Worldcom Inc.<F*>                                 71,000               3,439,027
                                                                        ------------
                                                                          51,876,086
                                                                        ------------

Tires Rubber Goods (0.11%)
    Goodyear Tire & Rubber Co.                        10,772                 694,115
                                                                        ------------

Tobacco (1.20%)
    Fortune Brands Inc.                               11,900                 457,400
    Philip Morris Companies Inc.                     167,150               6,581,532
    UST Inc.                                          12,700                 342,900
                                                                        ------------
                                                                           7,381,832
                                                                        ------------

Travel & Recreation (0.88%)
    Walt Disney Productions                           46,900               4,927,408
    Hilton Hotels Corp.                               16,900                 481,650
                                                                        ------------
                                                                           5,409,058
                                                                        ------------

Trucking & Freight (0.05%)
    Eastern Enterprises                                1,400                  60,025
    Paccar Inc.                                        5,300                 276,925
                                                                        ------------
                                                                             336,950
                                                                        ------------

Utilities, Electrical & Gas (1.41%)
    Ameren Corp.                                       9,400                 373,650
    Carolina Power & Light Co.                        10,400                 451,100
    Cinergy Corp.                                     10,808                 378,280
    DTE Energy Co.                                     9,900                 399,713
    Duke Energy Corp.                                 24,741               1,465,904
    Firstenergy Corp.                                 15,800                 485,850
    GPU Inc.                                           8,800                 332,746
    Nicor Inc.                                         3,300                 132,413
    Peco Energy Co.                                   15,300                 446,561
    P G & E Corp.                                     26,200                 826,924
    P P & L Resources Inc.                            11,500                 260,901
    Pacificorp                                        20,400                 461,550
    Public Service Enterprise Group                   15,950                 549,270
    Sempra Energy<F*>                                  8,722                 242,582
    Southern Co.                                      48,000               1,328,976
    Unicom Corp.                                      14,900                 522,423
                                                                        ------------
                                                                           8,658,843
                                                                        ------------

------------------------------------------------------------------------------------
                                                                           Market
Common Stock                                          Shares                Value
------------------------------------------------------------------------------------
Total common stock (100.48%)
    (cost $301,389,352)                                                 $616,500,973

Total investments (100.48%)
    (amortized cost $301,389,352)                                        616,500,973

    Other net liabilities (-0.48%)                                        (2,925,225)
                                                                        ------------

Total net assets (100.00%)                                              $613,575,748
                                                                        ============

<F*> Non-income producing securities.

See accompanying notes to financial statements beginning on page 53.

              General American Capital Company Money Market Fund

Management Discussion

This fund produced a net return of 2.81 percent in the first six months of the year as the trend of "benign inflation" seen throughout 1997 continued. Short-term interest rates declined approximately 25 basis points between January and the end of June. The absence of significant inflation, general slowing in the growth of Gross Domestic Product and continued turmoil across many of the Asian markets convinced the Federal Reserve to maintain the status quo on monetary policy. That is likely to continue because officials view financial conditions as "accommodative." Unless the Federal Reserve takes action, rates are likely to remain within a narrow range in the coming months.


Growth of a $10,000 Investment

                                    [GRAPH]

                    Money Market Fund
06/30/88                10,000.00
12/31/88                10,414.88
06/30/89                10,922.56
12/31/89                11,410.14
06/30/90                11,887.28
12/31/90                12,372.33
06/30/91                12,778.86
12/31/91                13,138.01
06/30/92                13,403.30
12/31/92                13,625.13
06/30/93                13,831.94
12/31/93                14,044.07
06/30/94                14,286.76
12/31/94                14,634.88
06/30/95                15,075.32
12/31/95                15,506.87
06/30/96                15,920.65
12/31/96                16,360.84
06/30/97                16,811.74
12/31/97                17,294.16
06/30/98                17,780.81


Annual Returns

      Periods ended June 30, 1998         Past 1 year          Past 5 years        Past 10 years      Life of fund
      Annual Returns                         5.76%                5.15%                5.92%              6.01%

The fund's performance reflects administrative and management charges, while such charges are not reflected in the performance of the index.

              Past performance is no assurance of future results.

              General American Capital Company Money Market Fund

Statement of Assets and Liabilities
June 30, 1998 (unaudited)
Assets:
   Investments, at market value:
     (see accompanying schedules)
     Short term securities                                                          $204,832,489
                                                                                    ------------
       Total investments                                                             204,832,489
   Cash                                                                                    4,518
   Interest receivable                                                                    79,894
                                                                                    ------------
       Total assets                                                                  204,916,901
                                                                                    ------------

Liabilities:
   Payable to Conning Asset
     Management Company                                                                   20,801
   Payable to General American
     Life Insurance Company                                                               13,313
                                                                                    ------------
       Total liabilities                                                                  34,114
                                                                                    ------------

         Total net assets                                                           $204,882,787
                                                                                    ============

Total shares of capital stock outstanding                                             10,933,215

Net asset value per share (Total net
   assets divided by total shares of
   capital stock outstanding)                                                       $      18.74

Total amortized cost of investments                                                 $204,835,377


Statement of Operations
As of June 30, 1998 (unaudited)
Investment income:
   Interest                                                                         $  5,609,491
                                                                                    ------------
     Total investment income                                                           5,609,491
                                                                                    ------------

Expenses:
   Investment management charge                                                          120,962
   Administrative charge                                                                  77,416
                                                                                    ------------
     Total expenses                                                                      198,378
                                                                                    ------------
       Net investment income                                                           5,411,113
                                                                                    ------------

Net increase in net assets from operations                                          $  5,411,113
                                                                                    ============

Statements of Changes in Net Assets
                                                                               Six Months
                                                                                 Ended                 Year Ended
                                                                                June 30               December 31
                                                                              ------------            ------------
                                                                                1998<F*>                  1997
                                                                              ------------            ------------
Operations:
   Net investment income                                                         5,411,113            $  5,892,718
                                                                              ------------            ------------

      Net increase in net assets from operations                                 5,411,113               5,892,718
   Capital share transactions                                                   24,901,172              67,252,183
                                                                              ------------            ------------

      Net increase in net assets                                                30,312,285              73,144,901
   Net assets, beginning of year                                               174,570,502             101,425,601
                                                                              ------------            ------------
Net assets, end of period                                                     $204,882,787            $174,570,502
                                                                              ============            ============


<F*> Unaudited

See accompanying notes to financial statements beginning on page 53.

              General American Capital Company Money Market Fund

Financial Highlights

                                                  Six Months
                                                Ended June 30                    Year ended December 31
                                                ----------------------------------------------------------------------
                                                   1998<F*>         1997           1996           1995          1994
                                                --------------    --------       --------       --------      --------
Net asset value, beginning of year<F1>             $  18.23       $  17.24       $  16.34       $  15.42      $  14.80
Income from operations:
Net investment income                                   .51           0.99           0.90           0.92          0.62
                                                   --------       --------       --------       --------      --------
Net asset value, end of period                     $  18.74       $  18.23       $  17.24       $  16.34      $  15.42
                                                   ========       ========       ========       ========      ========

Total return<F2>                                      2.81%          5.71%          5.51%          5.96%         4.21%

Net assets, end of period (in thousands)           $204,883       $174,571       $101,426       $ 70,574      $ 93,339
Ratio of expenses to average net assets<F3>           0.20%          0.21%          0.21%          0.21%         0.21%
Ratio of net investment income to average
    net assets<F3>                                    5.54%          5.60%          5.37%          5.78%         4.17%
Portfolio turnover rate                                <F4>           <F4>           <F4>           <F4>          <F4>

                                                                          Year ended December 31
                                                   -------------------------------------------------------------------
                                                     1993           1992           1991           1990          1989
                                                   --------       --------       --------       --------      --------
Net asset value, beginning of year<F1>             $  14.36       $  13.85       $  13.04       $  12.03      $  10.98
Income from operations:
Net investment income                                  0.44           0.51           0.81           1.01          1.05
                                                   --------       --------       --------       --------      --------
Net asset value, end of year                       $  14.80       $  14.36       $  13.85       $  13.04      $  12.03
                                                   ========       ========       ========       ========      ========

Total return<F2>                                      3.07%          3.71%          6.19%          8.43%         9.56%

Net assets, end of year (in thousands)             $ 84,430       $ 84,880       $ 84,090       $ 85,901      $ 53,648
Ratio of expenses to average net assets<F3>           0.21%          0.21%          0.21%          0.21%         0.21%
Ratio of net investment income to average
    net assets<F3>                                    3.06%          3.68%          6.10%          8.17%         9.26%
Portfolio turnover rate                                <F4>           <F4>           <F4>           <F4>          <F4>

Notes:
<F1> Components are computed and accumulated on a daily basis.
<F2> The total return information shown in this table does not reflect expenses that apply to the separate accounts investing in the Fund or to the insurance or variable annuity contracts. Inclusion of these charges would reduce the total return figures for all periods shown.
<F3> Computed on an annualized basis.
<F4> A portfolio turnover rate is not calculated for securities on which the maturity or expiration dates at the time of acquisition were one year or less.

<F*> Unaudited
See accompanying notes to financial statements beginning on page 53.

              General American Capital Company Money Market Fund

Schedule of Investments - June 30, 1998
--------------------------------------------------------------------------------------------------------------------
                                                                Par           Interest       Maturity      Market
Short Term Securities                                          Value          Rate (%)         Date         Value
--------------------------------------------------------------------------------------------------------------------
Commercial Paper
Finance  (92.74%)
      Alloman Funding<F*>                                  $  4,420,000         5.62         07/10/98   $  4,413,812
      Apex Funding<F*>                                        1,000,000         5.71         07/31/98        995,171
      Apex Funding<F*>                                        3,000,000         5.69         07/27/98      2,987,841
      Apex Funding <F*>                                       3,000,000         5.67         07/27/98      2,987,841
      Banca CRT Financial Corp.                               1,150,000         5.65         09/21/98      1,135,375
      Banca CRT Financial Corp.                               1,000,000         5.65         09/30/98        985,919
      Banca CRT Financial Corp.                               1,800,000         5.69         11/12/98      1,762,970
      Banca CRT Financial Corp.                               3,000,000         5.69         11/30/98      2,930,129
      Banca CRT Financial Corp.                               1,000,000         5.75         12/15/98        974,450
      Banner Receivables<F*>                                  1,150,000         5.68         07/17/98      1,147,122
      Banner Receivables<F*>                                  3,000,000         5.67         07/21/98      2,990,633
      Banner Receivables<F*>                                  1,625,000         5.67         07/21/98      1,619,934
      Barton Capital Corp.<F*>                                2,561,000         5.62         07/09/98      2,557,813
      Broadway Capital<F*>                                    1,265,000         5.66         07/06/98      1,264,011
      Broadway Capital<F*>                                    3,300,000         5.69         07/21/98      3,289,660
      BTM Capital Corp.<F*>                                   4,000,000         5.73         07/31/98      3,980,684
      BTM Capital Corp.<F*>                                   3,000,000         5.71         07/31/98      2,985,513
      BTM Capital Corp.<F*>                                   2,000,000         5.71         07/31/98      1,990,342
      Crown International Finance                             1,525,000         5.65         07/23/98      1,519,762
      Dealers Capital Access Trust                            2,000,000         5.64         07/07/98      1,998,133
      Eagle Funding Cap. <F*>                                 7,560,000         5.65         07/20/98      7,537,576
      Fayette Funding                                         1,015,000         5.61         08/18/98      1,007,419
      Gotham Funding<F*>                                      2,675,000         5.68         07/16/98      2,668,725
      Gotham Funding<F*>                                      5,000,000         5.70         07/16/98      4,988,229
      IMI Funding                                             1,400,000         5.65         08/12/98      1,390,853
      IMI Funding                                             5,000,000         5.71         10/20/98      4,914,495
      JLUS Funding Corp.                                      2,000,000         5.75         07/27/98      1,991,747
      JLUS Funding Corp.                                      1,000,000         5.79         09/10/98        988,954
      Kitty Hawk Funding Corp.<F*>                            1,275,000         5.59         08/07/98      1,267,740
      KZH Soleil Corp.<F*>                                      539,000         5.75         08/18/98        534,904
      KZH Soleil Corp.<F*>                                    2,005,000         5.64         08/27/98      1,987,229
      KZH Soleil Corp.<F*>                                    2,325,000         5.67         10/05/98      2,290,504
      KZH Soleil Corp.<F*>                                    4,000,000         5.74         07/23/98      3,986,018
      KZH Soleil-2 Corp.<F*>                                  1,336,000         5.63         08/21/98      1,325,052
      Lehman Brothers Holdings Inc.                           5,000,000         6.40         07/01/98      5,000,000
      Lexington Parker Capital<F*>                            1,915,000         5.62         07/09/98      1,912,617
      Lexington Parker Capital<F*>                            7,475,000         5.61         07/10/98      7,464,591
      Market Street Funding<F*>                               4,450,000         5.58         07/20/98      4,436,965
      Mitsubishi Motors                                       4,000,000         5.72         07/13/98      3,992,440
      Old Line Funding<F*>                                      565,000         6.20         07/01/98        565,000
      Old Line Funding<F*>                                    1,773,000         5.60         07/15/98      1,769,159
      Old Line Funding<F*>                                    2,231,000         5.68         07/23/98      2,223,297
      Orix America Inc. (Norin)<F*>                           5,000,000         5.76         07/28/98      4,978,956
      Orix America Inc. (Norin)<F*>                           2,000,000         5.77         08/07/98      1,988,088
      Pegasus Four                                            8,133,000         5.64         07/31/98      8,093,726
      Pooled Accounts Receivable                              6,060,000         5.58         07/07/98      6,054,395
      Progress Funding Corp. "B"<F*>                          3,775,000         5.72         07/20/98      3,763,616
      Progress Funding Corp. "B"<F*>                          5,000,000         5.70         08/19/98      4,961,888
      Riverside Funding, Inc.                                 5,455,000         5.75         07/01/98      5,455,000

                                  (continued)

                                    16


              General American Capital Company Money Market Fund

Schedule of Investments - June 30, 1998

--------------------------------------------------------------------------------------------------------------------
                                                                Par           Interest       Maturity      Market
Short Term Securities                                          Value          Rate (%)         Date         Value
--------------------------------------------------------------------------------------------------------------------
Commercial Paper
Finance  (continued)
      Riverside Funding, Inc.                              $  3,900,000         5.73         07/30/98   $  3,882,382
      Royal Resources Funding<F*>                             4,902,000         5.91         07/08/98      4,896,376
      Sheffield Receivables                                   1,800,000         5.92         07/21/98      1,794,100
      Thunder Bay Funding Inc.<F*>                              280,000         5.59         07/02/98        279,957
      Thunder Bay Funding Inc.<F*>                            1,000,000         5.76         07/07/98        999,042
      Thunder Bay Funding Inc.<F*>                            2,000,000         5.63         07/20/98      1,994,089
      Thunder Bay Funding Inc.<F*>                            1,675,000         5.59         07/21/98      1,669,826
      Thunder Bay Funding Inc.<F*>                            5,000,000         5.62         07/10/98      4,993,025
      Triple A Funding<F*>                                    2,432,000         5.61         07/10/98      2,428,613
      Twin Towers<F*>                                         1,805,000         5.66         07/09/98      1,802,734
      Twin Towers<F*>                                         2,712,000         5.62         07/09/98      2,708,625
      Windmill Funding Corp.<F*>                              1,312,000         5.64         08/21/98      1,301,610
      Wood Street Funding<F*>                                 1,494,000         5.60         07/06/98      1,492,844
      Wood Street Funding<F*>                                 1,190,000         5.93         07/07/98      1,188,826
      Wood Street Funding<F*>                                 1,695,000         5.66         07/08/98      1,693,138
      Wood Street Funding<F*>                                 1,765,000         5.60         07/17/98      1,760,646
      Wood Street Funding<F*>                                 2,000,000         5.65         07/23/98      1,993,131
      Wood Street Funding<F*>                                 1,000,000         5.61         08/31/98        990,477
      World Omni<F*>                                          2,895,000         5.60         07/01/98      2,895,000
      World Omni<F*>                                          1,250,000         5.69         08/10/98      1,242,153
      Countrywide Home Loans                                  1,950,000         6.50         07/01/98      1,950,000
      Countrywide Home Loans                                  2,000,000         5.67         07/16/98      1,995,293
                                                                                                        ------------
                                                                                                         190,008,185
                                                                                                        ------------

Domestic Oil (1.45%)
      Explorer Pipeline<F*>                                   3,000,000         5.61         09/11/98      2,966,406
                                                                                                        ------------

Motor Vehicles (4.32%)
      Cooperative Association of Tractor Dealers "A"            145,000         5.64         07/08/98        144,842
      Cooperative Association of Tractor Dealers "A"            800,000         5.68         07/08/98        799,118
      Cooperative Association of Tractor Dealers "A"          2,100,000         5.64         09/11/98      2,076,484
      Cooperative Association of Tractor Dealers "A"          1,000,000         5.70         11/18/98        978,522
      Cooperative Association of Tractor Dealers "B"          1,250,000         5.59         08/07/98      1,242,883
      Cooperative Association of Tractor Dealers "B"          3,657,000         5.64         09/11/98      3,616,049
                                                                                                        ------------
                                                                                                           8,857,898
                                                                                                        ------------
Total Commercial Paper (98.51%) (amortized cost
      $201,835,377)                                                                                      201,832,489
                                                                                                        ------------

Time Deposits
      Banco Espirito Santo Euro                               1,000,000         5.84         12/09/98      1,000,000
      Banco Espirito Santo Euro                               1,000,000         5.97         07/02/98      1,000,000
      Banco Espirito Santo Euro                               1,000,000         5.91         12/10/98      1,000,000
                                                                                                        ------------

Total Time Deposits (1.47%) (amortized cost $3,000,000)                                                    3,000,000
                                                                                                        ------------

Total Investments (99.98%) (amortized cost $204,835,377)                                                 204,832,489

      Other net assets (.02%)                                                                                 50,298
                                                                                                        ------------

Total Net Assets (100.00%)                                                                              $204,882,787
                                                                                                        ============


See accompanying notes to the financial statements beginning on page 53.

          GENERAL AMERICAN CAPITAL COMPANY BOND INDEX FUND


MANAGEMENT DISCUSSION

For the first half of 1998, the Bond Index Fund generated a net return of
3.98 percent. Rates were largely unchanged in the first quarter and declined somewhat in the second quarter, primarily in the intermediate and long-term portions of the bond yield curve. The rate decline resulted from both positive economic indicators and a flight to quality. International investors continued to buy U.S. Treasury issues as a safe haven from shaky markets around the world. A strong U.S. dollar should help continue that trend. With inflation tame and the economy slowing slightly, there is little incentive for the Fed to raise interest rates.


GROWTH OF A $10,000 INVESTMENT

                                    [GRAPH]

                                          Lehman Brothers
                     Bond Index Fund    Gov/Corp Bond Index
06/30/88                10,000.00            10,000.00
12/31/88                10,200.03            10,285.20
06/30/89                10,841.08            11,233.91
12/31/89                11,252.18            11,748.65
06/30/90                11,566.68            12,033.08
12/31/90                12,275.35            12,722.94
06/30/91                12,755.32            13,263.41
12/31/91                13,993.76            14,774.64
06/30/92                14,370.34            15,143.42
12/31/92                14,913.41            15,894.08
06/30/93                16,029.65            17,134.77
12/31/93                16,462.97            17,651.90
06/30/94                15,712.80            16,885.28
12/31/94                15,798.50            17,032.18
06/30/95                17,638.68            19,040.27
12/31/95                18,802.81            20,309.11
06/30/96                18,453.35            19,926.89
12/31/96                19,371.17            20,899.12
06/30/97                19,888.20            21,471.13
12/31/97                21,179.51            22,937.39
06/30/98                22,021.81            23,894.34


ANNUAL RETURNS

      PERIODS ENDED JUNE 30, 1998             PAST 1 YEAR       PAST 5 YEARS         PAST 10 YEARS      LIFE OF FUND
      Annual Returns                            10.73%              6.56%                8.21%              8.53%

The fund's performance reflects administrative and management charges, while such charges are not reflected in the performance of the index.

              Past performance is no assurance of future results.

          GENERAL AMERICAN CAPITAL COMPANY BOND INDEX FUND

STATEMENT OF ASSETS AND LIABILITIES
June 30, 1998 (Unaudited)
ASSETS:
   Investments, at market value:
      (see accompanying schedules)
      Bonds                                                                          $57,696,999
      Short term securities                                                              285,000
                                                                                     -----------
        Total investments                                                             57,981,999
   Cash                                                                                      756
   Interest receivable                                                                   901,585
                                                                                     -----------
        Total assets                                                                  58,884,340
                                                                                     -----------

LIABILITIES:
   Payable to Conning Asset
      Management Company                                                                  12,276
   Payable to General American
      Life Insurance Company                                                               2,455
                                                                                     -----------
        Total liabilities                                                                 14,731
                                                                                     -----------

          Total net assets                                                           $58,869,609
                                                                                     ===========

TOTAL SHARES OF CAPITAL STOCK OUTSTANDING                                              2,441,148

Net asset value per share (Total net
   assets divided by total shares of
   capital stock outstanding)                                                              24.12

TOTAL AMORTIZED COST OF INVESTMENTS                                                  $56,422,663

STATEMENT OF OPERATIONS
As of June 30, 1998 (Unaudited)
INVESTMENT INCOME:
   Interest                                                                          $ 1,742,010
                                                                                     -----------
      Total investment income                                                          1,742,010
                                                                                     -----------

EXPENSES:
   Investment management charge                                                           69,775
   Administrative charge                                                                  13,955
                                                                                     -----------
      Total expenses                                                                      83,730
                                                                                     -----------
        Net investment income                                                          1,658,280
                                                                                     -----------

NET REALIZED LOSS ON INVESTMENTS:
   Net realized gain on investments                                                      223,779
                                                                                     -----------

NET UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net unrealized gain from investments                                                  295,338
                                                                                     -----------

NET INCREASE IN NET ASSETS FROM OPERATIONS                                           $ 2,177,397
                                                                                     ===========


STATEMENTS OF CHANGES IN NET ASSETS
                                                                               SIX MONTHS
                                                                                  ENDED                YEAR ENDED
                                                                               JUNE 30<F*>             DECEMBER 31
                                                                               -----------             -----------
                                                                                   1998                   1997
                                                                               -----------             -----------
Operations:
   Net investment income                                                       $ 1,658,280             $ 2,383,298
   Net realized gain (loss) on investments                                         223,779                  50,805
   Net unrealized gain on investments                                              295,338                 990,628
                                                                               -----------             -----------

     Net increase in net assets from operations                                  2,177,397               3,424,731
   Capital share transactions                                                    8,362,522               6,890,277
                                                                               -----------             -----------

     Net increase in net assets                                                 10,539,919              10,315,008
   Net assets, beginning of year                                                48,329,690              38,014,682
                                                                               -----------             -----------

Net assets, end of period                                                      $58,869,609             $48,329,690
                                                                               ===========             ===========

<F*> Unaudited


See accompanying notes to financial statements beginning on page 53.


              GENERAL AMERICAN CAPITAL COMPANY BOND INDEX FUND<F*>


FINANCIAL HIGHLIGHTS
                                                    SIX MONTHS
                                                      ENDED
                                                     JUNE 30                  YEAR ENDED DECEMBER 31
                                                    ----------   -------------------------------------------------
                                                     1998<F**>      1997         1996         1995         1994
                                                    ----------   ----------   ----------   ----------   ----------
Net asset value, beginning of year<F1>               $  23.19     $  21.21     $  20.59     $  17.30     $  18.03
Income from operations:
Net investment income                                    0.70         1.39         1.29         1.25         1.06
Net realized and unrealized gain (loss)
   on investments                                        0.23         0.59        (0.67)        2.04        (1.79)
                                                     --------     --------     --------     --------     --------
Net increase (decrease) in asset value per share         0.93         1.98         0.62         3.29        (0.73)
                                                     --------     --------     --------     --------     --------
Net asset value, end of period                       $  24.12     $  23.19     $  21.21     $  20.59     $  17.30
                                                     ========     ========     ========     ========     ========

Total return<F2>                                        3.98%        9.34%        3.02%       19.02%        -4.04%

Net assets, end of period (in thousands)             $ 58,870     $ 48,330     $ 38,015     $ 39,316     $ 26,458
Ratio of expenses to average net assets<F3><F*>         0.30%        0.30%        0.30%        0.30%        0.30%
Ratio of net investment income to average
   net assets<F3>                                       5.94%        6.25%        6.26%        6.43%        6.19%
Portfolio turnover rate                                29.17%       47.40%       44.28%       35.35%       46.42%


                                                                        YEAR ENDED DECEMBER 31
                                                    --------------------------------------------------------------
                                                       1993         1992         1991        1990         1989
                                                    ----------   ----------   ----------  ----------   -----------
Net asset value, beginning of year<F1>               $  16.33     $  15.32     $  13.44     $  12.32     $  11.17
                                                     --------     --------     --------     --------     --------
Income from operations:
Net investment income                                    1.07         1.09         1.08         1.03         0.98
Net realized and unrealized gain (loss)
   on investments                                        0.63        (0.08)        0.80         0.09         0.17
                                                     --------     --------     --------     --------     --------
Net increase in asset value per share                    1.70         1.01         1.88         1.12         1.15
                                                     --------     --------     --------     --------     --------
Net asset value, end of year                         $  18.03     $  16.33     $  15.32     $  13.44     $  12.32
                                                     ========     ========     ========     ========     ========

Total return<F2>                                       10.39%        6.57%       14.00%        9.09%       10.32%

Net assets, end of year (in thousands)               $ 47,636     $ 20,217     $ 14,438     $ 11,137     $  9,545
Ratio of expenses to average net assets<F3><F*>         0.30%        0.39%        0.42%        0.42%        0.43%
Ratio of net investment income to average
    net assets<F3>                                      6.11%        6.89%        7.63%        8.12%        8.24%
Portfolio turnover rate                                 8.80%       43.50%        2.23%       18.88%       28.57%

Notes:
<F1> Components are computed and accumulated on a daily basis.
<F2> The total return information shown in this table does not reflect expenses that apply to the separate accounts investing in the Fund or to the insurance or variable annuity contracts. Inclusion of these charges would reduce the total return figures for all periods shown.
<F3> Computed on an annualized basis.

<F*>Name and investment objective changed from Intermediate Bond Fund on October
1, 1992. The Investment advisor charges changed from .375 percent to .250 percent of the average daily value of the net assets on October 1, 1992. The objective of the Bond Index Fund is to provide a rate of return that reflects the performance of the publicly traded bond market as a whole.
<F**>unaudited


See accompanying notes to financial statements beginning on page 53.

          GENERAL AMERICAN CAPITAL COMPANY BOND INDEX FUND

SCHEDULE OF INVESTMENTS - JUNE 30, 1998
----------------------------------------------------------------------------------------------------------------
                                                                                        PAR            MARKET
BONDS                                                                                  VALUE            VALUE
----------------------------------------------------------------------------------------------------------------
CORPORATE BONDS

Business Machines (0.86%)
   Comdisco Inc., 6.500%, due 06/15/2000                                            $  500,000       $   503,900
                                                                                                     -----------
Commercial Banking (5.43%)
   First National Bank Omaha, 7.320%, due 12/01/2010                                 1,500,000       $ 1,597,665
   Nationsbank Corp., 5.375%, due 04/15/2000                                           500,000           495,460
   Wells Fargo Capital, 7.950%, due 12/01/2026                                       1,000,000         1,104,830
                                                                                                     -----------
                                                                                                       3,197,955
                                                                                                     -----------
Drugs & Medicines (1.52%)
   Medpartners Inc., 7.375%, due 10/01/2006                                          1,000,000           896,300
                                                                                                     -----------
Finance (Non - Banking) (3.48%)
   Lehman Bros. Holdings Inc., 8.875%, due 03/01/2002                                  500,000           543,120
   Merrill Lynch & Co. Inc., 8.250%, due 11/15/1999                                    500,000           515,575
   Pitney Bowes Credit Corp., 5.650%, due 01/15/2003                                 1,000,000           989,800
                                                                                                     -----------
                                                                                                       2,048,495
                                                                                                     -----------
Industrial Miscellaneous (8.79%)
   Dual Drilling Co., 9.875%, due 01/15/2004                                         1,000,000         1,070,000
   Ikon Office Solutions Inc., 6.750%, due 12/01/2025                                1,000,000           955,260
   Lowes Companies Inc., 6.875%, due 02/15/28                                        1,000,000         1,030,440
   Norfolk Southern, 7.875%, due 02/15/2004                                          1,000,000         1,076,370
   Potash Corp., 7.125%, due 06/15/2007                                              1,000,000         1,040,160
                                                                                                     -----------
                                                                                                       5,172,230
                                                                                                     -----------
Insurance (0.52%)
   Torchmark Corp., 7.875%, due 05/15/2023                                             280,000           304,234
                                                                                                     -----------
Mortgage Backed Securities (1.31%)
   Donaldson Lufkin Jenrette, 6.875%, due 11/01/2005                                   750,000           769,365
                                                                                                     -----------
Retail (0.86%)
   Rite-Aid Corp., 6.875%, due 08/15/2013                                              500,000           509,435
                                                                                                     -----------
Telephone (1.76%)
   Southwestern Bell, 6.625%, due 07/15/2007                                         1,000,000         1,037,670
                                                                                                     -----------
Travel & Recreation (1.21%)
   Hertz Corp., 7.000%, due 04/15/2001                                                 700,000           712,558
                                                                                                     -----------
Utilities, Electrical & Gas (5.55%)
   Hydro Quebec, 8.400%, due 01/15/2022                                              1,000,000         1,220,970
   Pacific Gas & Electric, 7.250%, due 08/01/2026                                      500,000           524,130
   Philadelphia Electric, 8.625%, due 06/01/2022                                       938,000           988,127
   Texas Utilities Electric, 8.125%, due 02/01/2002                                    500,000           533,225
                                                                                                     -----------
                                                                                                       3,266,452
                                                                                                     -----------

TOTAL CORPORATE BONDS (31.29%) (AMORTIZED COST $17,795,530)                                           18,418,594
                                                                                                     -----------

                                  (continued)

                                    21


                GENERAL AMERICAN CAPITAL COMPANY BOND INDEX FUND

SCHEDULE OF INVESTMENTS - JUNE 30, 1998

----------------------------------------------------------------------------------------------------------------
                                                                                        PAR            MARKET
BONDS                                                                                  VALUE            VALUE
----------------------------------------------------------------------------------------------------------------
GOVERNMENT SECURITIES

United States Government Securities (52.62%)
   US Treasury Bonds, 10.750%, due 02/15/2003                                       $1,000,000       $ 1,208,910
   US Treasury Bonds, 9.875%, due 11/15/2015                                           500,000           728,280
   US Treasury Bonds, 7.500%, due 11/15/2016                                         1,000,000         1,200,470
   US Treasury Bonds, 8.750%, due 05/15/2017                                         1,000,000         1,346,720
   US Treasury Bonds, 8.125%, due 08/15/2019                                           500,000           645,310
   US Treasury Bonds, 7.750%, due 02/15/2001                                         1,000,000         1,053,590
   US Treasury Notes, 6.125%, due 11/15/2027                                         2,000,000         2,143,120
   US Treasury Notes, 6.250%, due 06/30/2002                                         1,000,000         1,025,160
   US Treasury Notes, 5.500%, due 02/15/2008                                         1,000,000           999,370
   US Treasury Notes, 9.250%, due 02/15/2016                                           500,000           695,470
   US Treasury Notes, 6.250%, due 08/15/2023                                         1,000,000         1,070,620
   US Treasury Notes, 6.625%, due 03/31/2002                                         1,000,000         1,035,780
   US Treasury Notes, 6.500%, due 05/31/2002                                           800,000           826,624
   US Treasury Notes, 5.750%, due 09/30/1999                                         1,000,000         1,002,660
   US Treasury Notes, 7.500%, due 11/15/2001                                         1,250,000         1,324,025
   US Treasury Notes, 6.000%, due 10/15/1999                                           400,000           402,248
   US Treasury Notes, 5.750%, due 08/15/2003                                         1,500,000         1,515,930
   US Treasury Notes, 6.750%, due 05/31/1999                                         1,000,000         1,010,780
   US Treasury Notes, 6.875%, due 07/31/1999                                         1,000,000         1,013,910
   US Treasury Notes, 7.250%, due 08/15/2004                                         1,000,000         1,087,970
   US Treasury Notes, 7.500%, due 10/31/1999                                         1,000,000         1,024,840
   US Treasury Notes, 7.750%, due 12/31/1999                                         1,000,000         1,031,560
   US Treasury Notes, 6.750%, due 04/30/2000                                         1,000,000         1,021,090
   US Treasury Notes, 6.500%, due 08/15/2005                                           750,000           791,483
   US Treasury Notes, 6.125%, due 09/30/2000                                         1,000,000         1,012,340
   US Treasury Notes, 5.625%, due 11/30/2000                                         1,000,000         1,002,190
   US Treasury Notes, 8.000%, due 08/15/1999                                           450,000           461,952
   US Treasury Notes, 6.500%, due 05/31/2001                                         1,000,000         1,025,620
   US Treasury Notes, 8.500%, due 02/15/2000                                           650,000           679,556
   US Treasury Notes, 8.875%, due 05/15/2000                                           500,000           529,455
   US Treasury Notes, 6.500%, due 10/15/2006                                         1,000,000         1,061,870
                                                                                                     -----------
                                                                                                      30,978,903
                                                                                                     -----------

Other Government Securities (2.15%)
   Manitoba Province, 9.000%, due 12/15/2000                                           250,000           266,880
   State Of Israel, 6.375%, due 12/15/2005                                           1,000,000           998,820
                                                                                                     -----------
                                                                                                       1,265,700
                                                                                                     -----------

TOTAL GOVERNMENT SECURITIES (54.77%) (AMORTIZED COST $31,463,697)                                     32,244,603
                                                                                                     -----------


                                  (continued)


                                    22

                GENERAL AMERICAN CAPITAL COMPANY BOND INDEX FUND

SCHEDULE OF INVESTMENTS - JUNE 30, 1998

----------------------------------------------------------------------------------------------------------------
                                                                                        PAR            MARKET
BONDS                                                                                  VALUE            VALUE
----------------------------------------------------------------------------------------------------------------
AGENCY SECURITIES

Government & State Agency (11.95%)
   FNMA, 8.100%, due 08/12/2019                                                     $  500,000       $   625,544
   FNMA, 8.950%, due 02/12/2018                                                        300,000           402,468
   FNMA, 5.750%, due 02/15/2008                                                      1,000,000           995,310
   FNMA, 5.625%, due 03/15/2001                                                      2,000,000         1,996,880
   FNMA, 5.750%, due 04/15/2003                                                      1,000,000         1,000,940
   FNMA, 5.750%, due 06/15/2005                                                      1,000,000           998,910
   FNMA Global Benchmark Note, 6.000%, due 05/15/2008                                1,000,000         1,013,750
                                                                                                     -----------
                                                                                                       7,033,802
                                                                                                     -----------

TOTAL GOVERNMENT AND STATE AGENCY (11.95%) (AMORTIZED COST $6,878,436)                                 7,033,802
                                                                                                     -----------

TOTAL BONDS (98.01%) (AMORTIZED COST $56,137,663)                                                     57,696,999
                                                                                                     -----------

SHORT TERM SECURITIES

   Commercial Paper (0.48%)
      Old Line Funding, 6.20%, due 07/01/1998                                       $  285,000       $   285,000

TOTAL SHORT TERM SECURITIES (0.48%) (AMORTIZED COST $285,000)                                            285,000
                                                                                                     -----------

TOTAL INVESTMENTS (98.49%) (AMORTIZED COST $56,422,663)                                               57,981,999

   Other net assets (1.51%)                                                                              887,610
                                                                                                     -----------

TOTAL NET ASSETS (100.00%)                                                                           $58,869,609
                                                                                                     ===========


See accompanying notes to financial statements beginning on page 53.

        GENERAL AMERICAN CAPITAL COMPANY MANAGED EQUITY FUND

MANAGEMENT DISCUSSION

This fund produced a net return of 9.37 percent in the first six months of 1998, with a fairly sedate second quarter following on the heels of an excellent first quarter. Large growth stocks showed the most strength as the market continued to focus on growth and liquidity and frown on value investing, which has suffered for several consecutive quarters. The weakest sectors in the portfolio during the period were basic materials, energy and cyclical technology. The best performing sectors, meanwhile, were discount retailers, financial services and pharmaceuticals

GROWTH OF A $10,000 INVESTMENT

                                 [CHART]

                   Managed Equity Fund    S & P 500 Index
06/30/88                10,000.00            10,000.00
12/31/88                10,090.63            10,350.10
06/30/89                11,611.18            12,054.97
12/31/89                13,225.85            13,613.20
06/30/90                13,659.72            14,031.67
12/31/90                12,830.35            13,180.93
06/30/91                14,692.62            15,069.36
12/31/91                16,195.12            17,210.26
06/30/92                16,240.57            17,101.66
12/31/92                17,273.91            18,533.41
06/30/93                17,620.98            19,425.42
12/31/93                18,805.29            20,385.42
06/30/94                18,257.68            19,685.59
12/31/94                18,131.60            20,647.62
06/30/95                21,627.50            24,809.15
12/31/95                24,181.95            28,380.92
06/30/96                26,437.92            31,274.07
12/31/96                29,241.35            34,930.01
03/01/97                31,003.21            37,396.07
06/30/97                33,200.51            39,307.44
12/31/97                36,052.29            43,470.49
06/30/98                39,429.86            51,176.50

[FN]
<F*>On March 1, 1997 Conning Asset Management Company assumed portfolio management duties from the former sub-advisor of the fund, Morgan Stanley Asset Management.

ANNUAL RETURNS

     PERIODS ENDED JUNE 30, 1998          PAST 1 YEAR       PAST 5 YEARS     PAST 10 YEARS      LIFE OF FUND
     Annual Returns                          18.76%            17.48%            14.71%            12.09%

The fund's performance reflects administrative and management charges, while such charges are not reflected in the performance of the index.

              Past performance is no assurance of future results.

                       GENERAL AMERICAN CAPITAL COMPANY MANAGED EQUITY FUND

STATEMENT OF ASSETS AND LIABILITIES
June 30, 1998 (unaudited)

ASSETS:
   Investments, at market value:
      (see accompanying schedules)
      Common stocks                                                      $59,590,014
      Short term securities                                                1,850,000
                                                                         -----------
        Total investments                                                 61,440,014
   Cash                                                                       17,633
   Receivable from Broker                                                  7,572,474
   Dividends receivable                                                       47,964
                                                                         -----------
        Total assets                                                      69,078,085
                                                                         -----------

LIABILITIES:
   Payable to Conning Asset
      Management Company                                                      14,562
   Payable to General American
      Life Insurance Company                                                   5,003
   Payable to broker                                                       7,156,165
                                                                         -----------
        Total liabilities                                                  7,175,730
                                                                         -----------

          Total net assets                                               $61,902,355
                                                                         ===========

TOTAL SHARES OF CAPITAL STOCK OUTSTANDING                                  1,814,059

Net asset value per share (Total net
   assets divided by total shares of
   capital stock outstanding)                                            $     34.12

TOTAL AMORTIZED COST OF INVESTMENTS                                      $46,676,921


STATEMENT OF OPERATIONS
As of June 30, 1998 (unaudited)

INVESTMENT INCOME:
   Dividends                                                             $   559,590
   Interest                                                                   52,727
                                                                         -----------
      Total investment income                                                612,317
                                                                         -----------

EXPENSES:
   Investment management charge                                               87,853
   Administrative charge                                                      30,183
                                                                         -----------
      Total expenses                                                         118,036
                                                                         -----------
        Net investment income                                                494,281
                                                                         -----------

NET REALIZED GAIN ON INVESTMENTS:
   Net realized gain on investments                                        6,122,444
                                                                         -----------

NET UNREALIZED LOSS ON INVESTMENTS:
   Net unrealized loss on investments                                     (1,240,987)
                                                                         -----------

NET INCREASE IN NET ASSETS FROM OPERATIONS                               $ 5,375,738
                                                                         ===========

STATEMENTS OF CHANGES IN NET ASSETS
                                                                         SIX MONTHS
                                                                            ENDED                YEAR ENDED
                                                                           JUNE 30               DECEMBER 31
                                                                        ------------            ------------
                                                                           1998<F*>                  1997
                                                                        ------------            ------------
Operations:
   Net investment income                                                $    494,281            $  1,205,042
   Net realized gain on investments                                        6,122,444               2,667,587
   Net unrealized gain on investments                                     (1,240,987)              7,544,604
                                                                        ------------            ------------
     Net increase in net assets from operations                            5,375,738              11,417,233
   Capital share transactions                                             (2,611,485)               (866,166)
                                                                        ------------            ------------

     Net increase in net assets                                            2,764,253              10,551,067
   Net assets, beginning of year                                          59,138,102              48,587,035
                                                                        -------------           ------------

Net assets, end of period                                               $ 61,902,355            $ 59,138,102
                                                                        ============            ============

<F*>unaudited

See accompanying notes to financial statements beginning on page 53.

                                GENERAL AMERICAN CAPITAL COMPANY MANAGED EQUITY FUND


FINANCIAL HIGHLIGHTS
                                                   SIX MONTHS
                                                     ENDED
                                                    JUNE 30                       YEAR ENDED DECEMBER 31
                                                   ----------      --------------------------------------------------
                                                    1998<F*>         1997           1996          1995         1994
                                                    --------       --------       --------      --------     --------
Net asset value, beginning of year <F1>             $  31.20       $  25.31       $  20.93      $  15.69     $  16.27
                                                    --------       --------       --------      --------     --------
Income from operations:
Net investment income                                    .27            .63           0.68          0.58         0.43
Net realized and unrealized gain (loss)
   on investments                                       2.65           5.26           3.70          4.66        (1.01)
                                                    --------       --------       --------      --------     --------
Net increase (decrease) in asset value per share        2.92           5.89           4.38          5.24        (0.58)
                                                    --------       --------       --------      --------     --------
Net asset value, end of period                      $  34.12       $  31.20       $  25.31      $  20.93     $  15.69
                                                    ========       ========       ========      ========     ========

Total return <F2>                                      9.37%         23.29%         20.92%        33.37%       -3.58%

Net assets, end of period (in thousands)            $ 60,902       $ 59,138       $ 48,587      $ 40,902     $ 31,487
Ratio of expenses to average net assets <F3> <F5>      0.39%          0.41%          0.47%         0.48%        0.49%
Ratio of net investment income to average
   net assets <F3>                                     1.63%          2.19%          2.97%         3.14%        2.65%
Portfolio turnover rate                               37.15%         49.43%         36.44%        44.82%      103.93%
Average commission rate <F4>                        $   0.06       $   0.06       $   0.04          --           --

                                                                         YEAR ENDED DECEMBER 31
                                                    -----------------------------------------------------------------
                                                      1993           1992           1991          1990         1989
                                                    --------       --------       --------      --------     --------
Net asset value, beginning of year <F1>             $  14.95       $  14.02       $  11.10      $  11.45     $   8.73
                                                    --------       --------       --------      --------     --------
Income from operations:
Net investment income                                   0.32           0.35           0.38          0.38         0.26
Net realized and unrealized gain (loss)
   on investments                                       1.00           0.58           2.54         (0.73)        2.46
                                                    --------       --------       --------      --------     --------
Net increase (decrease) in asset value per share        1.32           0.93           2.92         (0.35)        2.72
                                                    --------       --------       --------      --------     --------
Net asset value, end of year                        $  16.27       $  14.95       $  14.02      $  11.10     $  11.45
                                                    ========       ========       ========      ========     ========

Total return <F2>                                      8.87%          6.66%         26.23%        -2.99%       31.07%

Net assets, end of period (in thousands)            $ 32,885       $ 29,401       $ 22,006      $ 14,769     $ 11,785
Ratio of expenses to average net assets <F3>           0.50%          0.51%          0.53%         0.57%        0.60%
Ratio of net investment income to average
    net assets <F3>                                    2.07%          2.55%          2.99%         3.47%        2.62%
Portfolio turnover rate                               25.89%          9.34%         12.15%        28.38%       51.26%
Average commission rate <F4>                            --             --             --            --           --

Notes:
<F1> Components are computed and accumulated on a daily basis.
<F2>  The total return information shown in this table does not reflect expenses that apply to the separate accounts investing in the Fund or to the insurance or variable annuity contracts. Inclusion of these charges would reduce the total return figures for all periods shown.
<F3> Computed on an annualized basis.
<F4> Computed only for funds that invest greater than 10 percent of the value of average net assets in equity securities. Computation represents total commissions paid divided by the sum of shares purchased and sold for which commissions were charged.
<F5> On March 1, 1997, Conning Asset Management Company took over the asset management of the Managed Equity Fund. The management fee was reduced to .40 percent on the first $10 million of assets, .30 percent on the balance over $10 million and less than $30 million and .25 percent on the balance in excess of $30 million.

<F*>unaudited

See accompanying notes to financial statements beginning on page 53.

                                GENERAL AMERICAN CAPITAL COMPANY MANAGED EQUITY FUND

SCHEDULE OF INVESTMENTS - JUNE 30, 1998
-----------------------------------------------------------------------------------------------------------------------
                                                                                                              MARKET
COMMON STOCK                                                                        SHARES                    VALUE
-----------------------------------------------------------------------------------------------------------------------
Aerospace & Military Technology (4.46%)
    Boeing Co.                                                                      18,900                  $   842,222
    Rockwell International Corp.                                                    26,400                    1,268,837
    United Technologies Corp.                                                        7,000                      647,500
                                                                                                            -----------
                                                                                                              2,758,559
                                                                                                            -----------

Air Transport (2.37%)
    AMR Corp.<F*>                                                                   17,600                    1,465,200
                                                                                                            -----------

Business Machines (3.25%)
    Quantum Corp.<F*>                                                               97,000                    2,012,750
                                                                                                            -----------

Business Services (3.79%)
    Cisco Systems Inc.<F*>                                                          25,500                    2,347,581
                                                                                                            -----------

Commercial Banking (12.99%)
    Banc One Corp.                                                                  36,960                    2,062,811
    BankAmerica Corp.                                                               16,800                    1,452,142
    Bank Boston Corp.                                                               24,000                    1,335,000
    Chase Manhattan Corp. (new)                                                     23,200                    1,751,600
    Wells Fargo & Co.                                                                3,900                    1,439,100
                                                                                                            -----------
                                                                                                              8,040,653
                                                                                                            -----------

Domestic Oil (5.66%)
    Ashland Inc.                                                                    24,400                    1,259,650
    ArCo.                                                                           21,600                    1,687,500
    Sun Company Inc.                                                                14,300                      555,012
                                                                                                            -----------
                                                                                                              3,502,162
                                                                                                            -----------

Drugs & Medicines (6.43%)
    Bausch & Lomb Inc.                                                              29,700                    1,488,713
    Baxter International                                                            16,200                      871,754
    Merck & Co Inc.                                                                 12,100                    1,618,375
                                                                                                            -----------
                                                                                                              3,978,842
                                                                                                            -----------

Electronics (2.58%)
    Intel Corp.                                                                     21,500                    1,593,688
                                                                                                            -----------

Energy & Utilities (2.92%)
    FPL Group Inc.                                                                  28,700                    1,808,100
                                                                                                            -----------

Energy Raw Materials (1.81%)
    Baker Hughes Inc.                                                               32,500                    1,123,265
                                                                                                            -----------

Finance (Non - Banking) (7.38%)
    Associates First Capital Corp.                                                  15,000                    1,153,125
    SLM Holding Corp.                                                               33,950                    1,663,550
    Travelers Inc.                                                                  28,900                    1,752,063
                                                                                                            -----------
                                                                                                              4,568,738
                                                                                                            -----------

Food & Agriculture (1.01%)
    Archer-Daniel-Midland Co.                                                       32,400                  $   627,750
                                                                                                            -----------

-----------------------------------------------------------------------------------------------------------------------
                                                                                                              MARKET
COMMON STOCK                                                                        SHARES                    VALUE
-----------------------------------------------------------------------------------------------------------------------
Government & State Agency (1.52%)
    Federal Home Loan Mort. Corp.                                                   20,000                  $   941,240
                                                                                                            -----------
Industrial Miscellaneous (2.97%)
    Diamond Offshore Drilling Inc.                                                  24,300                      972,000
    Potash Corp Of Saskatchewan                                                     11,500                      868,963
                                                                                                            -----------
                                                                                                              1,840,963
                                                                                                            -----------

Insurance (3.21%)
    Equitable Companies Inc.                                                        26,500                    1,985,831
                                                                                                            -----------

International Oil (2.04%)
    Mobil Corp.                                                                     16,500                    1,264,313
                                                                                                            -----------

Media (3.30%)
    McGraw-Hill Inc.                                                                10,900                      889,025
    Tribune Co.                                                                     16,800                    1,156,042
                                                                                                            -----------
                                                                                                              2,045,067
                                                                                                            -----------

Miscellaneous Finance (2.75%)
    American General Corp.                                                          23,900                    1,701,369
                                                                                                            -----------

Non-Durables & Entertainment (2.34%)
    Costco Companies Inc <F*>                                                       23,000                    1,450,426
                                                                                                            -----------

Paper & Forest Products (2.48%)
    Kimberly-Clark Corp.                                                            33,500                    1,536,813
                                                                                                            -----------

Producer Goods (3.95%)
    Deere & Co.                                                                     22,000                    1,163,250
    Parker Hannifin Corp.                                                           33,600                    1,281,000
                                                                                                            -----------
                                                                                                              2,444,250
                                                                                                            -----------

Retail (5.72%)
    May Department Stores Co.                                                       29,000                    1,899,500
    TJX Cos Inc.                                                                    68,000                    1,640,500
                                                                                                            -----------
                                                                                                              3,540,000
                                                                                                            -----------

Soaps & Cosmetics (2.28%)
    Clorox Co.                                                                      14,800                    1,411,550
                                                                                                            -----------

Telephone (5.45%)
    Sprint Corp.                                                                    23,100                    1,628,550
    Worldcom Inc.                                                                   36,000                    1,743,732
                                                                                                            -----------
                                                                                                              3,372,282
                                                                                                            -----------
Tobacco (3.60%)
    Philip Morris Companies Inc.                                                    56,600                    2,228,622
                                                                                                            -----------

TOTAL COMMON STOCK (96.26%)
(COST $44,827,239)                                                                                           59,590,014


                                                                                 (continued)

                                    27

                                GENERAL AMERICAN CAPITAL COMPANY MANAGED EQUITY FUND

SCHEDULE OF INVESTMENTS - JUNE 30, 1998
-----------------------------------------------------------------------------------------------------------------------
                                                                                    PAR                        MARKET
SHORT TERM SECURITIES                                                              VALUE                       VALUE
-----------------------------------------------------------------------------------------------------------------------
Commercial Paper (2.99%)
    Old Line Funding,
     6.20%, due 7/1/98                                                           1,850,000                  $ 1,850,000
                                                                                                            -----------


TOTAL SHORT TERM SECURITIES (2.99%)
    (AMORTIZED COST $1,850,000)                                                                               1,850,000
                                                                                                            -----------

TOTAL INVESTMENTS (99.25%)
    (AMORTIZED COST $46,677,239)                                                                            $61,440,014

    Other net assets (0.75%)                                                                                    462,341
                                                                                                            -----------

TOTAL NET ASSETS (100.00%)                                                                                  $61,902,355
                                                                                                            ===========

<F*> Non-income producing securities.

See accompanying notes to financial statements beginning on page 53.

            GENERAL AMERICAN CAPITAL COMPANY ASSET ALLOCATION FUND


MANAGEMENT DISCUSSION

For the first six months of the year, this fund's net return was 9.59 percent, compared to the benchmark Lipper flexible Portfolio funds average of
9.7 percent. As was the case in General American Capital Company's equity-based funds, equity returns in the Asset Allocation fund were stronger in the first quarter than in the second. Much of the strength was defined by a surprisingly small number of large capitalization stocks in such sectors as pharmaceuticals, large value-oriented retailers, money center banks and select telecommunications companies; commodity-related businesses, such as in energy, struggled. Bonds, meanwhile, turned in a steady performance with a modest rally in the longer maturities. At the end of the second quarter, the fund maintained an asset mix of 71 percent stocks, 26 percent bonds, and 3 percent cash.


GROWTH OF A $10,000 INVESTMENT

                                     [CHART]

                                                               Lehman Brothers
                                                                Intermediate
                  Asset Allocation Fund   S & P 500 Index    Gov/Corp Bond Index
06/30/88                10,000.00            10,000.00            10,000.00
12/31/88                10,271.89            10,350.10            10,227.70
06/30/89                11,412.08            12,054.97            11,023.42
12/31/89                12,317.44            13,613.20            11,533.47
06/30/90                12,649.15            14,031.67            11,886.39
12/31/90                12,621.57            13,180.93            12,591.02
06/30/91                13,681.11            15,069.36            13,137.85
12/31/91                15,122.21            17,210.26            14,432.59
06/30/92                15,196.73            17,101.66            14,867.30
12/31/92                16,128.71            18,533.41            15,467.64
06/30/93                16,834.32            19,425.42            16,427.87
12/31/93                17,668.39            20,385.42            16,825.75
06/30/94                17,052.68            19,685.59            16,385.25
12/31/94                16,970.99            20,647.62            16,500.93
06/30/95                19,803.69            24,809.15            18,083.53
12/31/95                21,872.38            28,380.92            19,028.39
06/30/96                23,364.49            31,274.07            18,986.91
12/31/96                25,298.62            34,930.01            19,798.22
06/30/97                28,062.95            42,082.63            20,358.91
12/31/97                30,036.93            46,539.60            21,356.09
06/30/98                32,917.41            54,789.67            22,095.86

ANNUAL RETURNS

      PERIODS ENDED JUNE 30, 1998          PAST 1 YEAR      PAST 5 YEARS      PAST 10 YEARS     LIFE OF FUND
      Annual Returns                         17.30%            14.35%            12.65%            12.33%

The fund's performance reflects administrative and management charges, while such charges are not reflected in the performance of the index.

              Past performance is no assurance of future results.

            GENERAL AMERICAN CAPITAL COMPANY ASSET ALLOCATION FUND

STATEMENT OF ASSETS AND LIABILITIES
June 30, 1998 (unaudited)

ASSETS:
   Investments, at market value:
     (see accompanying schedules)
     Bonds                                                             $  30,320,269
     Common stocks                                                        81,890,604
     Preferred stocks                                                      1,047,480
     Short term securities                                                 3,023,345
                                                                       -------------
       Total investments                                                 116,281,698
   Cash                                                                       60,969
   Dividends and interest receivable                                         685,245
                                                                       -------------
       Total assets                                                      117,027,912
                                                                       -------------

LIABILITIES:
   Payable to Conning Asset
     Management Company                                                       47,772
   Payable to General American
     Life Insurance Company                                                    9,554
                                                                       -------------
       Total liabilities                                                      57,326
                                                                       -------------

         Total net assets                                              $ 116,970,586
                                                                       =============

TOTAL SHARES OF CAPITAL STOCK OUTSTANDING                                  3,350,117

Net asset value per share (Total net
   assets divided by total shares of
   capital stock outstanding)                                          $       34.92

TOTAL AMORTIZED COST OF INVESTMENTS                                    $  85,623,543



STATEMENT OF OPERATIONS
As of June 30, 1998 (unaudited)

INVESTMENT INCOME:
   Dividends                                                           $     654,184
   Interest                                                                1,159,760
                                                                       -------------
     Total investment income                                               1,813,944
                                                                       -------------

EXPENSES:
   Investment management charge                                              283,102
   Administrative charge                                                      56,621
                                                                       -------------
     Total expenses                                                          339,723
                                                                       -------------
       Net investment income                                               1,474,221
                                                                       -------------

NET REALIZED GAIN ON INVESTMENTS:
   Net realized gain on investments                                        4,535,902
                                                                       -------------

NET UNREALIZED GAIN ON INVESTMENTS:
   Net unrealized gain on investments                                      4,313,869
                                                                       -------------

NET INCREASE IN NET ASSETS FROM OPERATIONS                             $  10,323,992
                                                                       =============


STATEMENTS OF CHANGES IN NET ASSETS

                                                                         SIX MONTHS
                                                                           ENDED                YEAR ENDED
                                                                        JUNE 30<F*>             DECEMBER 31
                                                                        ------------            ------------
                                                                            1998                    1997
                                                                        ------------            ------------
Operations:
   Net investment income                                                $  1,474,221            $  3,266,932
   Net realized gain on investments                                        4,535,902                 726,549
   Net unrealized gain on investments                                      4,313,869              13,145,289
                                                                        ------------            ------------
     Net increase in net assets from operations                           10,323,992              17,138,770
   Capital share transactions                                             (4,622,764)              7,939,435
                                                                        ------------            ------------

     Net increase in net assets                                            5,701,228              25,078,205
   Net assets, beginning of year                                         111,269,358              86,191,153
                                                                        ------------            ------------

Net assets, end of period                                               $116,970,586            $111,269,358
                                                                        ============            ============

<F*>unaudited

See accompanying notes to financial statements beginning on page 53.

            GENERAL AMERICAN CAPITAL COMPANY ASSET ALLOCATION FUND

FINANCIAL HIGHLIGHTS

                                                   SIX MONTHS
                                                     ENDED
                                                    JUNE 30
                                                   ----------      --------------------------------------------------
                                                    1998<F*>         1997           1996         1995          1994
                                                    --------       --------       --------     --------      --------
Net asset value, beginning of year <F1>             $  31.86       $  26.83       $  23.20     $  18.00      $  18.74
                                                    --------       --------       --------     --------      --------
Income from operations:
Net investment income                                   0.43           0.96           0.93         0.82          0.68
Net realized and unrealized gain (loss)
   on investments                                       2.63           4.07           2.70         4.38         (1.42)
                                                    --------       --------       --------     --------      --------
Net increase (decrease) in asset value per share        3.06           5.03           3.63         5.20         (0.74)
                                                    --------       --------       --------     --------      --------
Net asset value, end of period                      $  34.92       $  31.86       $  26.83     $  23.20      $  18.00
                                                    ========       ========       ========     ========      ========

Total return <F2>                                      9.59%         18.73%         15.66%       28.88%        (3.95%)

Net assets, end of period (in thousands)            $116,971       $111,269       $ 86,191     $ 73,387      $ 59,975
Ratio of expenses to average net assets <F3>           0.59%          0.60%          0.60%        0.60%         0.60%
Ratio of net investment income to average
   net assets <F3>                                     2.58%          3.24%          3.77%        3.92%         3.70%
Portfolio turnover rate                               15.23%         36.34%         32.78%       33.74%        75.24%
Average commission rate <F4>                        $   0.06       $   0.06       $   0.04         --            --

                                                                          YEAR ENDED DECEMBER 31
                                                    -----------------------------------------------------------------
                                                      1993           1992           1991         1990          1989
                                                    --------       --------       --------     --------      --------
Net asset value, beginning of year <F1>             $  17.11       $  16.04       $  13.39     $  13.07      $  10.90
                                                    --------       --------       --------     --------      --------
Income from operations:
Net investment income                                   0.60           0.62           0.65         0.69          0.60
Net realized and unrealized gain (loss)
   on investments                                       1.03           0.45           2.00        (0.37)         1.57
                                                    --------       --------       --------     --------      --------
Net increase in asset value per share                   1.63           1.07           2.65         0.32          2.17
                                                    --------       --------       --------     --------      --------
Net asset value, end of year                        $  18.74       $  17.11       $  16.04     $  13.39      $  13.07
                                                    ========       ========       ========      =======      ========

Total return <F2>                                      9.55%          6.66%         19.81%        2.47%        19.91%

Net assets, end of year (in thousands)              $ 65,070       $ 53,369       $ 21,149     $ 12,545      $  5,244
Ratio of expenses to average net assets <F3>           0.60%          0.60%          0.60%        0.60%         0.60%
Ratio of net investment income to average
   net assets <F3>                                     3.33%          3.80%          4.37%        5.41%         4.82%
Portfolio turnover rate                               27.59%         12.14%          5.14%       15.46%        28.06%
Average commission rate <F4>                            --             --              --          --            --

Notes:
<F1> Components are computed and accumulated on a daily basis.
<F2>  The total return information shown in this table does not reflect expenses that apply to the separate accounts investing in the Fund or to the insurance or variable annuity contracts. Inclusion of these charges would reduce the total return figures for all periods shown.
<F3> Computed on an annualized basis.
<F4> Computed only for funds that invest greater than 10 percent of the value of average net assets in equity securities. Computation represents total commissions paid divided by the sum of shares purchased and sold for which commissions were charged.
<F*> unaudited

See accompanying notes to financial statements beginning on page 53.

GENERAL AMERICAN CAPITAL COMPANY ASSET ALLOCATION FUND

SCHEDULE OF INVESTMENTS - JUNE 30, 1998

------------------------------------------------------------------------------------------------------------------
                                                                                   PAR                   MARKET
BONDS                                                                             VALUE                   VALUE
------------------------------------------------------------------------------------------------------------------
Government & State Agency
      FNMA, 8.350%, due 11/10/1999                                             $  150,000             $    153,492

TOTAL GOVERNMENT & STATE AGENCY (0.13%)
      (AMORITZED COST $149,749)                                                                            153,492
                                                                                                      ------------
US Government Securities
      US Treasury Bonds, 7.250%,
        due 05/15/2016                                                          1,500,000                1,757,340
      US Treasury Notes, 7.125%,
        due 10/15/1998                                                          1,000,000                1,005,470
      US Treasury Notes, 6.375%,
        due 08/15/2002                                                          1,000,000                1,030,620
      US Treasury Notes, 5.750%,
        due 08/15/2003                                                          1,000,000                1,010,620
      US Treasury Notes, 5.875%,
        due 08/15/1998                                                          1,000,000                1,000,470
      US Treasury Notes, 8.000%,
        due 08/15/1999                                                          1,000,000                1,026,560
      US Treasury Notes, 6.125%,
        due 08/31/1998                                                          2,500,000                2,503,525
                                                                                                      ------------

TOTAL GOVERNMENT SECURITIES (7.98%)
      (AMORTIZED COST $9,103,373)                                                                        9,334,605
                                                                                                      ------------

CORPORATE BONDS

Air Transport (1.03%)
      Delta Airlines, 9.200%,
        due 09/23/2014                                                          1,000,000                1,200,950
                                                                                                      ------------

Commercial Banking (0.22%)
      Nationsbank, 6.750%,
        due 03/15/2003                                                            250,000                  256,025
                                                                                                      ------------

Finance (Non - Banking) (2.76%)
      AON Capital Trust A, 8.205%,
        due 01/01/2027                                                          1,000,000                1,163,560
      Associates Corp., 6.875%,
        due 02/01/2003                                                            500,000                  516,040
      Bear Stearns Co., 6.750%,
        due 04/15/2003                                                          1,000,000                1,021,910
      Merrill Lynch & Co, Inc.,
        7.375%, due 08/17/2002                                                    500,000                  523,465
                                                                                                      ------------
                                                                                                         3,224,975
                                                                                                      ------------

------------------------------------------------------------------------------------------------------------------
                                                                                   PAR                   MARKET
BONDS                                                                             VALUE                   VALUE
------------------------------------------------------------------------------------------------------------------
Industrial Miscellaneous (3.75%)
      Celulosa Arauco & Constitucio,
        7.000%, due 12/15/2007                                                 $1,000,000             $    944,360
      Coca-Cola Company, 6.625%,
        due 10/01/2002                                                            500,000                  513,455
      Disney Spin III, 14.000%,
        due 03/01/2000                                                          1,000,000                1,020,000
      Dual Drilling Co, 9.875%,
        due 01/15/2004                                                          1,000,000                1,070,000
      E I Dupont De Nemours & Co.,
        8.250%, due 09/15/2006                                                    250,000                  284,315
      Seagram Company Ltd., 8.350%,
        due 11/15/2006                                                            500,000                  552,275
                                                                                                      ------------
                                                                                                         4,384,405
                                                                                                      ------------

Liquor  (0.43%)
      Anheuser-Busch Companies Inc.,
        6.900%, due 10/01/2002                                                    500,000                  506,410
                                                                                                      ------------

Media  (0.93%)
      Continental Cablevision,
        11.000%, due 06/01/2007                                                 1,000,000                1,091,790
                                                                                                      ------------

Miscellaneous & Conglomerates (0.44%)
      Hanson Overseas BV, 7.375%,
        due 01/15/2003                                                            500,000                  522,165
                                                                                                      ------------

Motor Vehicles  (0.90%)
      Enterprise Rent A Car, 7.500%,
        due 06/15/2003                                                          1,000,000                1,059,500
                                                                                                      ------------

Municipality  (0.91%)
      Province of Quebec - Series A,
        8.100%, due 04/23/2002                                                  1,000,000                1,062,080
                                                                                                      ------------

Railroads & Shipping  (0.44%)
      Canadian National Railway,
        6.625%, due 05/15/2003                                                    500,000                  509,065
                                                                                                      ------------

Retail  (0.43%)
      Dayton Hudson Corp., 7.500%,
        due 03/01/1999                                                            500,000                  505,150
                                                                                                      ------------

Telephone  (1.40%)
      GTE Southwest, 6.540%,
        due 12/01/2005                                                            500,000                  510,340
      US West Communications,
        8.875%, due 06/01/2031                                                   1,000,000               1,124,370
                                                                                                      ------------
                                                                                                         1,634,710
                                                                                                      ------------

                                                              (continued)

                                    32

GENERAL AMERICAN CAPITAL COMPANY ASSET ALLOCATION FUND

SCHEDULE OF INVESTMENTS - JUNE 30, 1998

------------------------------------------------------------------------------------------------------------------
                                                                                   PAR                  MARKET
BONDS                                                                             VALUE                  VALUE
------------------------------------------------------------------------------------------------------------------
Utilities, Electrical & Gas  (2.88%)
      Consolidated Edison, 7.375%,
        due 09/15/2000                                                         $  500,000             $    515,035
      Long Island Lighting Co.,
        7.500%, due 03/01/2007                                                    261,000                  270,331
      Niagara Mohawk Power,
        9.750%, due 11/01/2005                                                    500,000                  588,710
      Northern States Power, 6.125%,
        due 12/01/2005                                                            500,000                  506,445
      Philadelphia Electric, 8.625%,
        due 06/01/2022                                                            448,000                  471,941
      Texas Utilities Co., 7.375%,
        due 08/01/2001                                                            500,000                  516,650
      Virginia Electric Power Co.,
        6.250%, due 08/01/1998                                                    500,000                  500,215
                                                                                                      ------------
                                                                                                         3,369,327
                                                                                                      ------------

TOTAL CORPORATE BONDS (16.52%)
      (AMORTIZED COST $18,954,235)                                                                      19,326,552
                                                                                                      ------------

MORTGAGE BACKED SECURITIES AND CMO'S

Government & State Agency (1.29%)
      FNMA 1992-128G, 6.000%,
        due 02/25/2022                                                            500,000                  497,500
      FNMA 1992-146 PH,  7.500%,
        due 09/25/2019                                                          1,000,000                1,008,120
                                                                                                      ------------

TOTAL MORTGAGE BACKED SECURITIES AND CMO'S (1.29%)
      (AMORTIZED COST $1,479,616)                                                                        1,505,620
                                                                                                      ------------

TOTAL BONDS (25.92%)
      (AMORTIZED COST $29,686,973)                                                                      30,320,269
                                                                                                      ------------

------------------------------------------------------------------------------------------------------------------
                                                                                                        MARKET
COMMON STOCK                                                                      SHARES                 VALUE
------------------------------------------------------------------------------------------------------------------
Aerospace & Military Technology (1.64%)
      United Technologies Corp.                                                    20,800                1,924,000
                                                                                                      ------------

Air Transport (1.28%)
      AMR Corp.<F*>                                                                18,000                1,498,500
                                                                                                      ------------

Business Machines (2.56%)
      IBM Corp.                                                                    12,000                1,377,744
      Oracle Corp.<F*>                                                             49,200                1,208,450
      Quantum Corp.<F*>                                                            20,000                  415,000
                                                                                                      ------------
                                                                                                         3,001,194
                                                                                                      ------------

------------------------------------------------------------------------------------------------------------------
                                                                                                        MARKET
COMMON STOCK                                                                      SHARES                 VALUE
------------------------------------------------------------------------------------------------------------------
Business Services (2.93%)
      CSG Systems International<F*>                                                20,000             $    937,500
      Cisco Systems Inc.<F*>                                                       27,000                2,485,674
                                                                                                      ------------
                                                                                                         3,423,174
                                                                                                      ------------

Chemicals (1.84%)
      Monsanto                                                                     38,500                2,151,188
                                                                                                      ------------

Commercial Banking (6.66%)
      Bankamerica Corp.                                                            26,400                2,281,937
      Chase Manhattan Corp. (new)                                                  35,800                2,702,900
      Mellon Bank Corp.                                                            40,300                2,805,888
                                                                                                      ------------
                                                                                                         7,790,725
                                                                                                      ------------

Domestic Oil (1.47%)
      Arco                                                                         22,000                1,718,750
                                                                                                      ------------

Drugs & Medicines (6.98%)
      Bausch & Lomb Inc.                                                           23,500                1,177,938
      Baxter International                                                         25,000                1,345,300
      Immunex Corp.<F*>                                                            10,000                  662,500
      Eli Lilly & Co.                                                              15,000                  990,930
      Merck & Co. Inc.                                                             14,400                1,926,000
      Pfizer Inc.                                                                  18,900                2,054,184
                                                                                                      ------------
                                                                                                         8,156,852
                                                                                                      ------------

Electronics (7.51%)
      Harris Corp.                                                                 43,600                1,948,353
      Input/Output Inc.<F*>                                                       100,000                1,781,200
      Intel Corp.                                                                  16,400                1,215,650
      Philips NV                                                                   17,000                1,445,000
      Texas Instruments Inc.                                                       41,000                2,390,792
                                                                                                      ------------
                                                                                                         8,780,995
                                                                                                      ------------

Energy & Utilities (0.69%)
      Sonat Inc.                                                                   21,000                  811,125
                                                                                                      ------------

Finance (Non - Banking) (5.43%)
      MBIA Inc.                                                                    20,000                1,497,500
      SLM Holding Corp.                                                            57,050                2,795,450
      Travelers Inc.                                                               34,000                2,061,250
                                                                                                      ------------
                                                                                                         6,354,200
                                                                                                      ------------


                                                              (continued)

                                    33

                          GENERAL AMERICAN CAPITAL COMPANY ASSET ALLOCATION FUND


SCHEDULE OF INVESTMENTS - JUNE 30, 1998

------------------------------------------------------------------------------------------------------------------
                                                                                                        MARKET
COMMON STOCK                                                                      SHARES                 VALUE
------------------------------------------------------------------------------------------------------------------
Food & Agriculture (3.71%)
      Coca-Cola Co.                                                                20,000             $  1,710,000
      Conagra Inc.                                                                 30,000                  950,610
      H J Heinz Co.                                                                 9,150                  513,544
      Pepsico Inc.                                                                 28,000                1,153,236
                                                                                                      ------------
                                                                                                         4,327,390
                                                                                                      ------------

Industrial Miscellaneous (3.87%)
      Circuit City Stores Carmax<F*>                                               45,300                  461,470
      Diamond Offshore Drilling Inc.                                               50,000                2,000,000
      Potash Corp of Saskatchewan                                                  11,000                  831,182
      Ryder System Inc.                                                            38,800                1,224,605
                                                                                                      ------------
                                                                                                         4,517,257
                                                                                                      ------------

Insurance (1.87%)
      American International Group Inc.                                            15,000                2,190,000
                                                                                                      ------------

International Oil (0.15%)
      Royal Dutch Petroleum Co.                                                     3,200                  175,398
                                                                                                      ------------

Miscellaneous Finance (1.90%)
      American General Corp.                                                       31,300                2,228,153
                                                                                                      ------------

Non-Durable & Entertainment (1.62%)
      Costco Companies Inc.<F*>                                                    30,000                1,891,860
                                                                                                      ------------

Paper & Forest Products (0.98%)
      Kimberly-Clark Corp.                                                         25,000                1,146,875
                                                                                                      ------------

Producer Goods (3.40%)
      Deere & Co.                                                                  27,000                1,427,625
      General Electric Corp.                                                       28,000                2,548,000
                                                                                                      ------------
                                                                                                         3,975,625
                                                                                                      ------------

Retail (4.12%)
      J C Penney Co. Inc.                                                          20,500                1,482,396
      TJX Cos. Inc.                                                               138,400                3,338,900
                                                                                                      ------------
                                                                                                         4,821,296
                                                                                                      ------------

Soaps & Cosmetics (1.44%)
      Bristol-Myers Squibb Co.                                                     14,700                1,689,574
                                                                                                      ------------

Telephone (6.24%)
      Bell Atlantic Corp                                                           32,354                1,476,151
      Lucent Technologies                                                          18,230                1,516,499
      Mediaone Inc.<F*>                                                             8,100                  355,890
      Sitel Corp.<F*>                                                              82,500                  546,563
      Sprint Corp.                                                                 27,600                1,945,800
      US West Inc.                                                                    221                   10,397
      Worldcom Inc.<F*>                                                            30,000                1,453,110
                                                                                                      ------------
                                                                                                         7,304,410
                                                                                                      ------------

------------------------------------------------------------------------------------------------------------------
                                                                                                        MARKET
COMMON STOCK                                                                      SHARES                 VALUE
------------------------------------------------------------------------------------------------------------------
Tobacco (1.72%)
      Philip Morris Companies Inc.                                                 51,100             $  2,012,063
                                                                                                      ------------

TOTAL COMMON STOCK (70.01%)
      (COST $51,843,066)                                                                                81,890,604
                                                                                                      ------------

------------------------------------------------------------------------------------------------------------------
                                                                                                        MARKET
PREFERRED STOCK                                                                   SHARES                 VALUE
------------------------------------------------------------------------------------------------------------------
International Oil (0.90%)
      Lasmo PLC Series A                                                           40,000                1,047,480
                                                                                                      ------------

TOTAL PREFERRED STOCK (0.90%)
      (COST $1,070,000)                                                                                  1,047,480
                                                                                                      ------------

------------------------------------------------------------------------------------------------------------------
                                                                                   PAR                  MARKET
SHORT TERM SECURITIES                                                             VALUE                  VALUE
------------------------------------------------------------------------------------------------------------------
Commercial Paper (2.58%)
      Merrill Lynch & Co.,
        6.50%, due 07/06/1998                                                  $  200,000             $    199,845
      Old Line Funding,
        6.50%, due 07/01/1998                                                   1,875,000                1,875,000
      Merrill Lynch & Co.,
        6.50%, due 07/10/1998                                                     950,000                  948,500
                                                                                                      ------------

TOTAL SHORT TERM SECURITIES (2.58%)
      (AMORTIZED COST $3,023,345)                                                                        3,023,345
                                                                                                      ------------

TOTAL INVESTMENTS (99.41%)
      (AMORTIZED COST $85,623,384)                                                                     116,281,698
                                                                                                      ------------

      Other net assets (0.59%)                                                                             688,888
                                                                                                      ------------

TOTAL NET ASSETS (100.00%)                                                                            $116,970,586
                                                                                                      ============

<F*> Non-income producing securities.

See accompanying notes to financial statements beginning on page 53.

           General American Capital Company International Index Fund


Management Discussion

This fund's investment objective is to obtain results that parallel the price and yield performance of the benchmark Morgan Stanley Capital International Europe, Australia and Far East Index (the "EAFE Index"), and it measured up to that standard in the first half of 1998, earning a net return of 15.81 percent, compared to the EAFE Index's 16.1 percent. The fund trailed its benchmark at the end of the first quarter, partly due to a modest cash position, but rebounded well in the second quarter on the strength of its European holdings, with Europe's economy running relatively strong and somewhat resembling the U.S. economy. Global markets in general produced mixed results in the second quarter. The Asian markets fell sharply after enjoying a robust first quarter, as it appeared more likely the Asian economic crisis would not end soon.


Growth of a $10,000 Investment

                                    [GRAPH]

                      International        Europe, Asia,
                       Index Fund         Far East Index
02/16/93                10,000.00            10,000.00
06/30/93                11,568.95            11,977.80
12/31/93                13,102.85            12,897.93
06/30/94                13,956.47            14,049.84
12/31/94                13,944.32            13,938.14
06/30/95                14,416.08            14,322.97
12/31/95                15,108.98            15,547.73
06/30/96                15,974.45            16,273.03
12/31/96                16,226.91            16,534.70
06/30/97                18,174.28            18,415.19
12/31/97                16,595.09            16,876.23
06/30/98                19,219.52            19,590.43

[FN]
<F*>On January 1, 1997 Conning Asset Management Company assumed portfolio management duties from the former sub-advisor of the fund, Provident Capital Management, Inc. On January 1, 1997 the fund also changed its investment objective to be one which parallels the price and yield performance of the publicly-traded common stocks in the Morgan Stanley Capital International Europe, Australia, and Far East Index ("EAFE" Index").

Annual Returns

      Periods ended June 30, 1998          Past 1 year            Past 5 years            Life of fund
      Annual Returns                          5.75%                  10.69%                  12.94

The fund's performance reflects administrative and management charges, while such charges are not reflected in the performance of the index.

              Past performance is no assurance of future results.

           General American Capital Company International Index Fund

Statement of Assets and Liabilities
June 30, 1998 (unaudited)
Assets:
   Investments, at market value:
     (see accompanying schedules)
     Common stocks                                                       $ 9,786,729
     Warrants                                                                    590
     Short term securities                                                   349,655
                                                                         -----------
       Total investments                                                  10,136,974
   Cash                                                                       23,691
   Dividends receivable                                                       31,155
                                                                         -----------
       Total assets                                                       10,191,820
                                                                         -----------

Liabilities:
   Payable to Conning Asset
     Management Company                                                        4,082
   Payable to General American
     Life Insurance Company                                                    2,451
                                                                         -----------
       Total liabilities                                                       6,533
                                                                         -----------

         Total net assets                                                $10,185,287
                                                                         ===========

Total shares of capital stock outstanding                                    529,945

Net asset value per share (Total net
   assets divided by total shares of
   capital stock outstanding)                                            $     19.22

Total amortized cost of investments                                      $ 8,435,496

Statement of Operations
As of June 30, 1998 (unaudited)
Investment income:
   Dividend                                                              $   121,903
   Interest                                                                    8,061
                                                                         -----------
     Total investment income                                                 129,964
                                                                         -----------

Expenses:
   Investment management charge                                               23,671
   Administrative charge                                                      14,212
                                                                         -----------
     Total expenses                                                           37,883
                                                                         -----------
       Net investment income                                                  92,081
                                                                         -----------

Net realized gain (loss) on investments and
   foreign currency:
   Net realized gain on investments                                           13,213
   Net realized loss on foreign currency conversions                           1,381
                                                                         -----------
Net realized gain from investments and foreign
   currency                                                                   14,594
                                                                         -----------

Net unrealized gain (loss) on investments and
   foreign currency:
   Net unrealized gain on investments                                      1,420,975
   Net unrealized loss on foreign currency
     conversions                                                            (173,620)
                                                                         -----------

Net unrealized gain (loss) from investments and
   foreign currency                                                        1,247,355
                                                                         -----------

Net increase in net assets from operations                                $1,354,030
                                                                         ===========

Statements of Changes in Net Assets
                                                                                Six Months
                                                                                  Ended                 Year Ended
                                                                                 June 30               December 31
                                                                               -----------             -----------
                                                                                 1998<F*>                  1997
                                                                               -----------             -----------
Operations:
    Net investment income                                                      $    92,081              $  120,269
    Net realized gain on investments and foreign currency conversions               14,594                  95,786
    Net unrealized gain (loss) on investments and foreign currency               1,247,355                 (64,996)
                                                                               -----------              ----------
       Net increase in net assets from operations                                1,354,030                 151,059
    Capital share transactions                                                     404,442               1,260,794
                                                                               -----------              ----------
       Net increase in net assets                                                1,758,472               1,411,853
    Net assets, beginning of year                                                8,426,815               7,014,962
                                                                               -----------              ----------
Net assets, end of period                                                      $10,185,287              $8,426,815
                                                                               ===========              ==========

<F*>unaudited
See accompanying notes to financial statements beginning on page 53.

         General American Capital Company International Index Fund<F*>

Financial Highlights

                                                       Six Months
                                                         Ended
                                                        June 30                   Year ended December 31
                                                       ----------     -----------------------------------------------
                                                       1998<F***>       1997         1996         1995         1994
                                                       ----------     --------     --------     --------     --------
Net asset value, beginning of year<F1>                  $  16.60      $  16.23     $  15.11     $  13.94     $  13.10
                                                        --------      --------     --------     --------     --------
Income from operations:
Net investment income                                       0.17          0.26         0.24         0.25         0.13
Net realized and unrealized gain (loss)
    on investments<F**>                                     2.45           .11          .88          .92          .71
                                                        --------      --------     --------     --------     --------
Net increase (decrease) in asset value per share            2.62           .37         1.12         1.17          .84
                                                        --------      --------     --------     --------     --------
Net asset value, end of period                          $  19.22      $  16.60     $  16.23     $  15.11     $  13.94
                                                        ========      ========     ========     ========     ========

Total return<F2>                                          15.81%         2.27%        7.40%        8.35%        6.42%

Net assets, end of period (in thousands)                $ 10,185      $  8,427     $  7,015     $  5,460     $  4,242
Ratio of expenses to average net assets<F3><F*>            0.80%         0.80%        1.00%        1.00%        1.00%
Ratio of net investment income to average
    Net assets<F3>                                         1.94%         1.53%        1.57%        1.79%         .98%
Portfolio turnover rate                                    2.14%        57.70%       19.53%      113.91%       46.19%
Average commission rate<F4>                             $   0.03      $   0.01     $   0.02           --           --

                                              February 16  to December 31
                                              ---------------------------
                                                          1993
                                                        --------
Net asset value, beginning of period<F1>                $  10.00
                                                        --------
Income from operations:
Net investment income                                       0.14
Net realized and unrealized gain (loss)
    on investments<F**>                                     2.96
                                                        --------
Net increase in asset value per share                       3.10
                                                        --------
Net asset value, end of period                          $  13.10
                                                        ========

Total return<F2>                                          31.03%

Net assets, end of period (in thousands)                 $ 3,295
Ratio of expenses to average net assets<F3><F*>            1.00%
Ratio of net investment income to average
    Net assets<F3>                                         1.38%
Portfolio turnover rate                                   26.97%
Average commission rate<F4>                                   --

Notes:
<F1> Components are computed and accumulated on a daily basis.
<F2> Total return is not annualized for the eleven months ended December 31,
1993. The total return information shown in this table does not reflect expenses that apply to the separate accounts investing in the Fund or to the insurance or variable annuity contracts. Inclusion of these charges would reduce the total return figures for all periods shown.
<F3> Computed on an annualized basis.
<F4> Computed only for funds that invest greater than 10 percent of the value of average net assets in equity securities. Computation represents total commissions paid divided by the sum of shares purchased and sold for which commissions were charged.
<F*> Name and investment objective changed from the International Equity Fund on
January 1, 1997. The investment advisor charges changed from .70% to .50% on the first $10 million of the average daily value of the net assets on January 1, 1997. The fund's investment advisor became Conning Asset
Management on January 1, 1997. The objective of the International Index Fund is to obtain investment results that parallel the price and yield performance of publicly traded common stocks in the EAFE Index.
<F**>Also includes net realized and unrealized gain (loss) on foreign currency conversions.
<F***>unaudited

See accompanying notes to financial statements beginning on page 53.

           General American Capital Company International Index Fund

Schedule of Investments - June 30, 1998
------------------------------------------------------------------------------------------------------------------
                                                                                                         Market
Common Stock                                                                       Shares                 Value
------------------------------------------------------------------------------------------------------------------
Australia (2.20%)
      Broken Hill Properties                                                        5,591             $    47,261
      National Australia Bank Ltd.                                                  2,900                  38,252
      News Corp. Ltd. Au                                                            6,227                  50,825
      Telstra Corporation                                                          13,400                  34,355
      Western Mining Ltd.                                                           4,131                  12,433
      Westpac Banking                                                               6,706                  40,905
                                                                                                      -----------
                                                                                                          224,031
                                                                                                      -----------

Austria (0.32%)
      Bank Austria AG                                                                 400                  32,535
                                                                                                      -----------

Belgium (1.69%)
      Electrabel Sa                                                                   200                  56,705
      Generale de Banque                                                              100                  74,241
      Petrofina Sa                                                                    100                  41,051
                                                                                                      -----------
                                                                                                          171,997
                                                                                                      -----------

Denmark (0.96%)
      Den Danske Bank                                                                 200                  23,993
      Novo-Nordisk                                                                    315                  43,423
      Tele Danmark                                                                    319                  30,615
                                                                                                      -----------
                                                                                                           98,031
                                                                                                      -----------

Finland (0.88%)
      Nokia AB - A Shares                                                             800                  58,836
      Rauma Oy                                                                         30                     615
      UPM - Kymmene Corp.                                                           1,100                  30,275
                                                                                                      -----------
                                                                                                           89,726
                                                                                                      -----------

France (9.15%)
      Alcatel Alsthom                                                                 450                  91,623
      AXA UAP                                                                         550                  61,859
      Carrefour Supermarche                                                            50                  31,632
      Elf Aquitaine                                                                   500                  70,294
      France Telecom SA<F*>                                                         2,440                 168,290
      Groupe Danone                                                                   250                  68,930
      L'Air Liquide                                                                   338                  55,822
      L'Oreal                                                                         100                  55,624
      LVMH Moet-Hennessy
      Louis Vuitton                                                                   200                  40,026
      Rhone-Poulenc A                                                               1,100                  62,041
      Societe Generale Paris                                                          400                  83,162
      St. Gobain                                                                      250                  46,353
      Total SA - B                                                                    250                  32,501
      Vivendi                                                                         300                  64,059
                                                                                                      -----------
                                                                                                          932,216
                                                                                                      -----------

------------------------------------------------------------------------------------------------------------------
                                                                                                         Market
Common Stock                                                                       Shares                 Value
------------------------------------------------------------------------------------------------------------------
Germany (continued)
      Allianz AG                                                                      300                  98,892
      BASF AG                                                                         900                  42,631
      Deutsche Bank AG                                                              1,150                  97,384
      Deutsche Telekom AG                                                           2,450                  66,102
      Dresdner Bank AG                                                                800                  43,125
      Mannesmann AG Dm                                                                500                  50,720
      Metro AG                                                                        350                  21,233
      RWE AG                                                                        1,450                  85,956
      SAP AG                                                                          200                 121,330
      SAP AG-Vorzug                                                                    50                  33,989
      Siemens AG                                                                    1,550                  94,288
      VEBA AG                                                                         800                  54,515
      VIAG AG                                                                          50                  33,795
      VolkswAGen AG                                                                    50                  48,061
                                                                                                      -----------
                                                                                                        1,047,329
                                                                                                      -----------

Great Britain (20.69%)
      Abbey National PLC                                                            2,691                  47,821
      Barclays PLC                                                                  4,067                 117,266
      BAT Industries                                                                6,572                  65,797
      BG PLC (ADR)                                                                  1,323                  38,036
      British Gas PLC                                                               6,927                  40,052
      British Petroleum                                                            12,591                 183,623
      British Sky Broadcasting PLC                                                  2,769                  19,891
      British Telecommunications                                                   12,921                 159,545
      BTR PLC Class B                                                              10,455                   6,019
      BTR PLC Ord 25p                                                               8,495                  24,096
      Cable & Wireless                                                              5,500                  66,811
      Centrica PLC<F*>                                                              7,851                  13,231
      Diago PLC                                                                     8,402                  99,534
      General Electric PLC                                                          7,574                  65,276
      Glaxo Holdings PLC                                                            4,900                 147,090
      HSBC Holdings                                                                 1,000                  25,380
      HSBC Holdings                                                                 2,300                  55,725
      Lloyds Tsb Group                                                              5,853                  81,891
      Marks & Spencer                                                              10,201                  92,852
      Pearson PLC                                                                   3,100                  56,796
      Prudential Corporation PLC                                                    6,933                  91,333
      Reuters Holdings PLC                                                          5,256                  60,110
      Rio Tinto PLC- Reg                                                            3,869                  43,577
      Royal Sun Alliance Insurance                                                  4,100                  42,382
      Smithkline Beecham PLC                                                       10,074                 122,962
      Tesco                                                                         6,700                  65,401
      Unilever PLC                                                                 12,036                 128,132
      Vodafone Group                                                                5,102                  64,743
      Zeneca Group PLC                                                              1,900                  81,542
                                                                                                      -----------
                                                                                                        2,106,914
                                                                                                      -----------
                                                       (continued)

                                    38


                                General American Capital Company International Index Fund

Schedule of Investments - June 30, 1998

------------------------------------------------------------------------------------------------------------------
                                                                                                         Market
Common Stock                                                                       Shares                 Value
------------------------------------------------------------------------------------------------------------------
Hong Kong (1.87%)
      Bank of East Asia                                                             7,400             $     8,022
      CDL Hotels International                                                      1,000                     297
      Cheung Kong                                                                   8,000                  39,337
      CLP Holdings Ltd.                                                             5,500                  25,056
      Hang Seng Bank                                                                3,200                  18,089
      Hong Kong Telecom                                                            12,600                  23,660
      HSBC Holdings                                                                   200                   4,891
      Hutchison Whampo                                                              6,000                  31,671
      New World Development                                                         5,000                   9,679
      Sun Hung Kai Properties                                                       3,000                  12,738
      Swire Pacific "A"                                                             3,500                  13,212
      Wharf Holdings                                                                4,000                   3,949
                                                                                                      -----------
                                                                                                          190,601
                                                                                                      -----------

Ireland (0.50%)
      Allied Irish                                                                  3,528                  50,934
                                                                                                      -----------

Italy (4.39%)
      Assicurazioni Generali                                                        4,300                 139,822
      Credit Italiano                                                               7,500                  39,261
      Edison Spa                                                                    2,500                  20,063
      Ente Nazionale Idrocarburi                                                   14,587                  95,603
      Fiat Spa Itl1000                                                              7,700                  33,701
      Istituto Bancario San Paolo                                                   1,500                  21,645
      Telecom Italia Mobile                                                         9,198                  56,247
      Telecom Italia Spa                                                            5,556                  40,896
                                                                                                      -----------
                                                                                                          447,238
                                                                                                      -----------

Japan (19.66%)
      Asahi Bank                                                                    8,000                  35,162
      Asahi Glass Co. Ltd.                                                          4,000                  21,616
      Bank of Tokyo-Mitsubishi                                                      7,000                  74,093
      Canon                                                                         1,000                  22,697
      Daiwa Securities                                                              5,000                  21,508
      Denso Corp.                                                                   3,000                  49,717
      East Japan Railway                                                               14                  65,771
      Fuji Bank                                                                     5,000                  22,301
      Fuji Photo                                                                    2,000                  69,604
      Fujitsu 6702                                                                  3,000                  31,560
      Hitachi Ltd.                                                                 12,000                  78,251
      Honda Motors                                                                  1,000                  35,595
      Industrial Bank Japan                                                         8,000                  50,150
      Ito Yokado 8264                                                               1,000                  47,051
      Japan Air Lines<F*>                                                           9,000                  25,032
      Kansai Electric Power                                                         3,400                  59,041
      Kinki Nippon Railway                                                          3,000                  14,051
      Komatsu Ltd.                                                                 12,000                  58,277
      Maruko Co. Ltd.                                                                  50                     259
      Marutomi Group                                                                   75                     131
      Matsushita Electric (ADR)                                                       200                  32,150

------------------------------------------------------------------------------------------------------------------
                                                                                                         Market
Common Stock                                                                       Shares                 Value
------------------------------------------------------------------------------------------------------------------
Japan (continued)
      Matsushita Electronics                                                        7,000             $   112,476
      Mitsubishi Chemical Corp.                                                       157                     284
      Mitsubishi Corp.                                                              6,000                  37,180
      Mitsubishi Electric                                                           7,000                  16,090
      Mitsubishi Estate Co.                                                         5,000                  43,953
      Mitsubishi Heavy Industries                                                  15,000                  56,634
      Mitsubishi Trust                                                              4,000                  33,981
      Mitsui Co.                                                                    6,000                  32,424
      NEC Corp.                                                                     4,000                  37,266
      Nippon Steel Corp.                                                           24,000                  42,195
      Nippon Telegraph & Telephone                                                     14                 116,007
      Nissan 7201                                                                   9,000                  28,339
      Nissen<F*>                                                                       50                      90
      Nomura Securities                                                             6,000                  69,820
      Sakura Bank                                                                  12,000                  31,127
      Sankyo Co., Ltd.                                                              2,000                  45,538
      Sanyo Electric Co. Ltd.                                                      25,000                  75,657
      Sharp Corp.                                                                   4,000                  32,395
      Sony Corp.                                                                      500                  43,052
      Sumitomo Bank Ltd.                                                            2,000                  19,455
      Tohoku Electric Power                                                         1,100                  16,209
      Tokai Bank                                                                    3,000                  16,515
      Tokio Marine & Fire                                                           6,000                  61,649
      Tokyo Electric Power                                                          4,600                  90,154
      Toyota Motor Corp.                                                            5,000                 129,337
                                                                                                      -----------
                                                                                                        2,001,844
                                                                                                      -----------

Malaysia (0.42%)
      Malayan Banking Berhad                                                        4,000                   4,031
      Sime Darby Berhad                                                             6,000                   4,138
      Telekom Malaysia                                                             13,500                  22,785
      Tenaga Nasional Berhad                                                        9,000                  10,850
      United Engineers (Malaysia)                                                   2,000                     815
                                                                                                      -----------
                                                                                                           42,619
                                                                                                      -----------

Netherlands (5.49%)
      ABN Amro Holdings                                                             1,756                  41,090
      Akzo                                                                            135                  30,010
      Elsevier                                                                      1,359                  20,510
      ING Groep NV                                                                  1,234                  80,803
      Koninklijke Ahold NV                                                            600                  19,261
      Koninklijke Ptt Nederland                                                       600                  23,095
      Philips Electronics                                                             436                  36,651
      Royal Dutch Petroleum                                                         3,028                 167,908
      TNT Post Group                                                                  600                  15,338
      Unilever NV                                                                   1,336                 106,003
      Wolters Kluwer-CVA                                                              136                  18,666
                                                                                                      -----------
                                                                                                          559,335
                                                                                                      -----------
                                                       (continued)

                                    39


                                General American Capital Company International Index Fund

Schedule of Investments - June 30, 1998

------------------------------------------------------------------------------------------------------------------
                                                                                                         Market
Common Stock                                                                       Shares                 Value
------------------------------------------------------------------------------------------------------------------
New Zealand (0.22%)
      Telecom Corp. of New Zealand                                                  5,300             $    21,845
                                                                                                      -----------

Norway (0.45%)
      Den Norske Bank ASA                                                           2,900                  15,193
      Norsk Hydro                                                                     700                  30,788
                                                                                                      -----------
                                                                                                           45,981
                                                                                                      -----------

Portugal (0.49%)
      Portugal Telecom SA                                                             500                  26,500
      Electricidade de Portugal, SA                                                 1,000                  23,246
                                                                                                      -----------
                                                                                                           49,746
                                                                                                      -----------

Singapore (0.57%)
      Oversea-Chinese Banking Corp.                                                 4,800                  16,337
      Singapore Airlines Ltd.                                                       2,000                   9,352
      Singapore Telecommunications                                                 23,000                  32,674
                                                                                                      -----------
                                                                                                           58,363
                                                                                                      -----------

Spain (4.97%)
      Banco Bilbao Vizcaya                                                          2,331                 119,831
      Empresa Nacional Electric                                                     2,920                  63,992
      Repsol Sa                                                                       562                  31,020
      Repsol (ADR)                                                                    800                  44,000
      Telefonica De Despana                                                         1,440                  66,690
      Telefonica (ADR)                                                              1,300                 180,781
                                                                                                      -----------
                                                                                                          506,314
                                                                                                      -----------

Sweden (2.89%)
      ABB AB                                                                        2,500                  35,424
      Astra AB - A                                                                  3,700                  75,625
      Ericsson LM B                                                                 3,600                 105,180
      Foreningssparbanken AB                                                        1,400                  42,132
      Volvo AB SEK5                                                                 1,200                  35,737
                                                                                                      -----------
                                                                                                          294,098
                                                                                                      -----------

Switzerland (8.00%)
      ABB AG                                                                           20                  29,536
      Credit Suisse Group                                                             600                 133,505
      Nestle SA                                                                        60                 128,402


------------------------------------------------------------------------------------------------------------------
                                                                                                         Market
Common Stock                                                                       Shares                 Value
------------------------------------------------------------------------------------------------------------------
Switzerland (continued)
      Novartis AG                                                                     110              $  183,043
      Roche Holding AG                                                                  2                  29,635
      Roche Holding AG                                                                 10                  98,200
      Schweizerischer Bankverein<F*>                                                  300                 111,551
      Swiss Reinsurance                                                                40                 101,160
                                                                                                      -----------
                                                                                                          815,032
                                                                                                      -----------

Total common stock (96.09%)
      (cost $8,085,627)                                                                                 9,786,729
                                                                                                      -----------

------------------------------------------------------------------------------------------------------------------
                                                                                                         Market
Warrants                                                                           Shares                 Value
------------------------------------------------------------------------------------------------------------------
Warrants (0.01%)
      Compangie Gen De Eaux Wt
      2001<F*>                                                                        300              $      590
                                                                                                      -----------

Total warrants (0.01%)
      (amortized cost $214)                                                                                   590
                                                                                                      -----------

------------------------------------------------------------------------------------------------------------------
                                                                                    Par                  Market
Short Term Investments                                                             Value                  Value
------------------------------------------------------------------------------------------------------------------
Commercial Paper (3.43%)
Eagle Funding Capital Corp.,
   due 07/07/1998                                                                $350,000             $   349,655
                                                                                                      -----------


Total short term investments (3.43%)
      (amortized cost $349,655)                                                                           349,655
                                                                                                      -----------

Total investments (99.53%)
      (amortized cost $8,435,496)                                                                      10,136,974

      Other net assets (0.47%)                                                                             48,313
                                                                                                      -----------

Total net assets (100.00%)                                                                            $10,185,287
                                                                                                      ===========

<F*>Non-income producing securities.

See accompanying notes to financial statements beginning on page 53.

              GENERAL AMERICAN CAPITAL COMPANY MID-CAP EQUITY FUND


MANAGEMENT DISCUSSION

A difficult second quarter pulled down this fund's net return to 4.66 percent for the first half of 1998. The benchmark S&P 400 Mid-Cap Index returned 8.6 percent for the period. Returns in the broader market failed to keep pace with the large-cap stocks, and the fund lost ground with the broad market sell-off in mid-April. Many of the best-performing stocks in the portfolio experienced dramatic reversals when the market feared the momentum of earnings growth might slow. Energy, cyclical technology and other commodity-based businesses were the weakest.

GROWTH OF A $10,000 INVESTMENT

                                    [GRAPH]

                   Mid-Cap Equity Fund   Russell 2000 Index     S&P 400 Index
02/16/93                10,000.00            10,000.00            10,000.00
06/30/93                10,341.22            10,549.80            10,585.20
12/31/93                11,444.23            11,773.15            11,405.87
06/30/94                11,052.58            11,014.37            10,571.76
12/31/94                11,349.55            11,558.70            10,996.22
06/30/95                12,375.42            13,225.00            12,935.40
12/31/95                13,743.06            14,845.99            14,396.45
06/30/96                14,995.31            16,384.03            15,722.08
12/31/96                16,416.86            17,295.47            17,163.17
06/30/97                19,506.16            19,059.78            19,393.18
12/31/97                22,074.52            21,163.03            22,698.75
06/30/98                23,103.97            22,204.67            24,659.92

[FN]
<F*>On January 1, 1997 Conning Asset Management Company assumed portfolio management duties from the former sub-advisor of the fund, Provident Capital Managment, Inc. On January 1, 1997 the fund also changed its investment objective to be one which seeks sustained growth of capital by investing primarily in common stocks of United States-based publicly traded companies with medium market capitalizations, as defined by the S & P Mid Cap 400 Index

ANNUAL RETURNS

   PERIODS ENDED JUNE 30, 1998             PAST 1 YEAR       PAST 5 YEARS       LIFE OF FUND
   Annual Returns                             18.44%            17.44%             16.88

The fund's performance reflects administrative and management charges, while such charges are not reflected in the performance of the index.

             Past performance is no assurance of future results.

              GENERAL AMERICAN CAPITAL COMPANY MID-CAP EQUITY FUND

STATEMENT OF ASSETS AND LIABILITIES
June 30, 1998 (unaudited)
ASSETS:
   Investments, at market value:
      (see accompanying schedules)
      Common stocks                                               $ 7,787,786
      Short term securities                                           849,928
                                                                  -----------
         Total investments                                          8,637,714
   Cash                                                                 6,944
   Dividends receivable                                                   775
                                                                  -----------
         Total assets                                               8,645,433
                                                                  -----------

LIABILITIES:
   Payable to Conning Asset
      Management Company                                                3,778
   Payable to General American
      Life Insurance Company                                              687
                                                                  -----------
         Total liabilities                                              4,465
                                                                  -----------

            Total net assets                                      $ 8,640,968
                                                                  ===========

TOTAL SHARES OF CAPITAL STOCK OUTSTANDING                             374,004

Net asset value per share (Total net
   assets divided by total shares of
   capital stock outstanding)                                     $     23.10

TOTAL AMORTIZED COST OF INVESTMENTS                               $ 6,775,878

STATEMENT OF OPERATIONS
As of June 30, 1998 (unaudited)
INVESTMENT INCOME:
   Dividends                                                      $    17,479
   Interest                                                            15,263
                                                                  -----------
      Total investment income                                          32,742
                                                                  -----------

EXPENSES:
   Investment management charge                                        21,626
   Administrative charge                                                3,932
                                                                  -----------
      Total expenses                                                   25,558
                                                                  -----------
         Net investment income                                          7,184
                                                                  -----------

NET REALIZED GAIN ON INVESTMENTS:
   Net realized gain on investments                                   104,557
                                                                  -----------

NET UNREALIZED GAIN ON INVESTMENTS:
      Net unrealized gain on investments                              164,071
                                                                  -----------

NET INCREASE IN NET ASSETS FROM OPERATIONS                          $ 275,812
                                                                  ===========

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                   SIX MONTHS
                                                                                     ENDED         YEAR ENDED
                                                                                    JUNE 30        DECEMBER 31
                                                                                   ----------      -----------
                                                                                    1998<F*>          1997
                                                                                   ----------      -----------
Operations:
   Net investment income                                                           $    7,184      $   41,475
   Net realized gain on investments                                                   104,557         266,957
   Net unrealized gain on investments                                                 164,071       1,114,477
                                                                                   ----------      ----------
      Net increase in net assets from operations                                      275,812       1,422,909
   Capital share transactions                                                       1,513,046       1,309,029
                                                                                   ----------      ----------
      Net increase (decrease) in net assets                                         1,788,858       2,731,938
   Net assets, beginning of year                                                    6,852,110       4,120,172
                                                                                   ----------      ----------
Net assets, end of year                                                            $8,640,968      $6,852,110
                                                                                   ==========      ==========

<F*>unaudited
See accompanying notes to financial statements beginning on page 53.

            GENERAL AMERICAN CAPITAL COMPANY MID-CAP EQUITY FUND<F*>

FINANCIAL HIGHLIGHTS
                                                       SIX MONTHS
                                                         ENDED
                                                        JUNE 30                     YEAR ENDED DECEMBER 31
                                                       ----------       ----------------------------------------------
                                                       1998<F**>          1997         1996        1995         1994
                                                       ----------       --------     --------    --------     --------
Net asset value, beginning of year<F1>                  $  22.07        $  16.42     $  13.74    $  11.35     $  11.44
                                                        --------        --------     --------    --------     --------
Income from operations:
Net investment income                                       0.02            0.16         0.15        0.05         0.10
Net realized and unrealized gain
      (loss) on investments                                 1.01            5.49         2.53        2.34        (0.19)
                                                        --------        --------     --------    --------     --------
Net increase (decrease) in asset value per share            1.03            5.65         2.68        2.39        (0.09)
                                                        --------        --------     --------    --------     --------
Net asset value, end of period                          $  23.10        $  22.07     $  16.42    $  13.74     $  11.35
                                                        ========        ========     ========    ========     ========

Total return<F2>                                           4.66%        $ 34.46%       19.46%      21.09%       (0.83%)

Net assets, end of period (in thousands)                $  8,641        $  6,852     $  4,120    $  4,260     $  3,279
Ratio of expenses to average net assets<F3>                0.64%           0.65%        0.65%       0.65%        0.65%
Ratio of net investment income to average
      net assets<F3>                                        .18%            .81%        1.02%       0.75%        0.85%
Portfolio turnover rate                                   15.06%          62.22%       56.31%      28.48%       29.48%
Average commission rate<F4>                             $   0.05        $   0.05     $   0.06          --           --


                                               FEBRUARY 16 TO DECEMBER 31
                                               --------------------------
                                                          1993
                                                        --------
Net asset value, beginning of year<F1>                  $  10.00
                                                        --------
Income from operations:
Net investment income                                       0.06
Net realized and unrealized gain
      (loss) on investments                                 1.38
                                                        --------
Net increase (decrease) in asset value per share            1.44
                                                        --------
Net asset value, end of period                          $  11.44
                                                        ========

Total return<F2>                                          14.44%

Net assets, end of period (in thousands)                $  1,998
Ratio of expenses to average net assets<F3>                0.64%
Ratio of net investment income to average
      net assets<F3>                                        .64%
Portfolio turnover rate                                   22.64%
Average commission rate<F4>                                   --

Notes:
<F1> Components are computed and accumulated on a daily basis.
<F2> Total return is not annualized for the eleven months ended December 31,
1993. The total return information shown in this table does not reflect expenses that apply to the separate accounts investing in the Fund or to the insurance or variable annuity contracts. Inclusion of these charges would reduce the total return figures for all periods shown.
<F3> Computed on an annualized basis.
<F4> Computed only for funds that invest greater than 10 percent of the value of average net assets in equity securities. Computation represents total commissions paid divided by the sum of shares purchased and sold for which commissions were charged.

<F*> Name and investment objective changed from the Special Equity Fund effective January 1, 1997. The investment advisor changed to Conning Asset Management. The investment objective is long term capital appreciation, which it pursues through investment primarily in common stocks of US - based publicly traded companies with medium market capitalizations.
<F**> unaudited

See accompanying notes to financial statements beginning on page 53.

              GENERAL AMERICAN CAPITAL COMPANY MID-CAP EQUITY FUND

SCHEDULE OF INVESTMENTS - JUNE 30, 1998
------------------------------------------------------------------------------
                                                                     MARKET
COMMON STOCK                                          SHARES          VALUE
------------------------------------------------------------------------------
Air Transport (1.65%)
    America West Holdings Corp.-B<F*>                  5,000        $  142,810
                                                                    ----------
Business Machines (7.55%)
    Computer Horizons Corp.<F*>                        2,798           103,699
    Gateway 2000 Inc.<F*>                              3,000           151,875
    Plantronics<F*>                                    2,280           117,420
    Quantum Corp.<F*>                                  5,200           107,900
    Tech Data Corp.<F*>                                4,000           171,500
                                                                    ----------
                                                                       652,394
                                                                    ----------

Business Services (11.77%)
    Butler International Inc.<F*>                      3,000            78,375
    CSG Systems International<F*>                      4,400           206,250
    Data Transmission Network Corp.<F*>                4,100           164,000
    Intermedia Communications Inc.<F*>                 6,000           251,622
    Networks Associates                                5,100           244,163
    Remedytemp Inc.-Cl A<F*>                           2,500            72,655
                                                                    ----------
                                                                     1,017,065
                                                                    ----------

Chemicals (1.46%)
    Crompton & Knowles Corp.                           5,000           125,935
                                                                    ----------

Commercial Banking (6.00%)
    Albank Financial                                   1,812           127,859
    Bankatlantic Bancorp Inc.<F*>                      3,326            42,822
    Bankatlantic Bancorp Inc. - A<F*>                  4,362            51,524
    Commerce Bancorp<F*>                               1,782           104,247
    Star Banc Corp.<F*>                                3,000           191,625
                                                                    ----------
                                                                       518,077
                                                                    ----------

Consumer Durables (4.84%)
    Furniture Brands International<F*>                 7,500           210,465
    Lennar Corp.                                       7,055           208,123
                                                                    ----------
                                                                       418,588
                                                                    ----------

Domestic Oil (4.39%)
    Basin Exploration Inc.<F*>                         5,000            88,125
    Domain Energy Corp.<F*>                            9,000           108,000
    Pride International Inc.<F*>                       3,320            56,231
    R & B Falcon Corp.<F*>                             5,600           126,700
                                                                    ----------
                                                                       379,056
                                                                    ----------

Drugs & Medicines (7.40%)
    Beckman Instruments                                2,310           134,557
    Depuy Inc.<F*>                                     4,500           127,125
    Express Scripts Inc.<F*>                           1,200            96,750
    Idec Pharmaceuticals Corp.<F*>                     3,500            82,467
    Immunex Corp.<F*>                                  3,000           198,750
                                                                    ----------
                                                                       639,649
                                                                    ----------

------------------------------------------------------------------------------
                                                                     MARKET
COMMON STOCK                                          SHARES          VALUE
------------------------------------------------------------------------------
Electronics (4.52%)
    Belden Inc.                                        3,990        $  122,194
    Dallas Semiconductor Corp.                         5,700           176,700
    Globalstar Telecommunications<F*>                  3,400            91,800
                                                                    ----------
                                                                       390,694
                                                                    ----------

Finance (Non - Banking) (3.52%)
    Astoria Financial Corp.                              800            42,800
    Peoples Heritage Financial Group                   4,600           108,675
    Webster Financial Corp.                            4,600           152,950
                                                                    ----------
                                                                       304,425
                                                                    ----------

Food & Agriculture (3.71%)
    The Earthgrains Company                            2,000           111,750
    Suiza Foods Corp.<F*>                              3,500           208,904
                                                                    ----------
                                                                       320,654
                                                                    ----------

Industrial Miscellaneous (3.81%)
    Circuit City Stores Carmax<F*>                     7,700            78,440
    Diamond Offshore Drilling Inc.                     3,700           148,000
    Flowserve Corp.                                    4,172           102,735
                                                                    ----------
                                                                       329,175
                                                                    ----------

Insurance (9.45%)
    CMAC Investment Corp.                              2,600           159,900
    Enhance Financial Services Group                   6,000           202,500
    Horace Mann                                        5,000           172,500
    State Auto Financial<F*>                           5,115           163,041
    ESG Re Ltd.<F*>                                    5,500           118,937
                                                                    ----------
                                                                       816,878
                                                                    ----------

Media (1.33%)
    Primedia Inc.<F*>                                  8,500           115,277
                                                                    ----------

Miscellaneous & Conglomerates (1.23%)
    Quorum Health Group Inc.<F*>                       4,000           106,000
                                                                    ----------

Non-Ferrous Metals (1.37%)
    Tredegar Industries Inc.                           1,400           118,825
                                                                    ----------

Paper & Forest Products (1.67%)
    Pentair Inc.                                       3,400           144,500
                                                                    ----------

Real Estate (1.11%)
    Equity Office Properties Trust<F*>                 3,375            95,766
                                                                    ----------


                                    (continued)

                                    44

              GENERAL AMERICAN CAPITAL COMPANY MID-CAP EQUITY FUND

SCHEDULE OF INVESTMENTS - JUNE 30, 1998

------------------------------------------------------------------------------
                                                                     MARKET
COMMON STOCK                                          SHARES          VALUE
------------------------------------------------------------------------------
Retail (5.90%)
    Brylane Inc.<F*>                                   2,500        $  115,000
    Ethan Allen Interiors                              3,700           184,767
    Zale Corp.<F*>                                     6,600           209,959
                                                                    ----------
                                                                       509,726
                                                                    ----------

Telephone (4.24%)
    Advanced Communications Group<F*>                 10,000            69,370
    ICG Communications Inc.<F*>                        5,000           182,810
    P-Com Inc.<F*>                                     4,500            41,202
    Sitel Corp.<F*>                                   11,000            72,875
                                                                    ----------
                                                                       366,257
                                                                    ----------

Tobacco (1.69%)
    Universal Corp.                                    3,900           145,762
                                                                    ----------

Trucking & Freight (1.51%)
    Midwest Express Holdings                           3,600           130,273
                                                                    ----------

TOTAL COMMON STOCK (90.12%)
    (COST $5,925,950)                                                7,787,786
                                                                    ----------

------------------------------------------------------------------------------
                                                       PAR           MARKET
SHORT TERM SECURITIES                                 VALUE           VALUE
------------------------------------------------------------------------------
Commercial Paper (9.84%)
    Old Line Funding,
     6.20%, due 7/ 1/98                              425,000        $  425,000
    KZH Soleil,
     6.11%, due 7/ 2/98                              425,000           424,928
                                                                    ----------
                                                                       849,928
                                                                    ----------

TOTAL SHORT TERM SECURITIES (9.84%)
    (AMORTIZED COST $849,928)                                          849,928
                                                                    ----------

TOTAL INVESTMENTS (99.96%)
    (AMORTIZED COST $6,775,878)                                      8,637,714

    Other net assets (0.04%)                                             3,254
                                                                    ----------

TOTAL NET ASSETS (100.00%)                                          $8,640,968
                                                                    ==========

<F*>Non-income producing securities.

See accompanying notes to financial statements beginning on page 53.

             GENERAL AMERICAN CAPITAL COMPANY SMALL-CAP EQUITY FUND


MANAGEMENT DISCUSSION

The Small-Cap Equity Fund uses as its proxy the smallest 20 percent of companies based on capitalization size, that are listed on the New York Stock Exchange. The fund seeks to provide a rate of return corresponding to the performance of the common stock of small companies, as represented by the fund's benchmark index, the Russell 2000. The fund modestly outperformed the index in both the first and second quarters, reaching mid-year with at year-to-date net return of 5.4 percent compared to the index's 4.9 percent. Negative returns in the second quarter offset the gains made at the beginning of the year when small-cap stocks staged a modest first quarter rally. Small-cap stocks have failed to keep pace with the large-cap equities as investors continue to focus on the liquidity and earnings predictability of the larger-cap, blue chip stocks. Two sectors that have struggled the most in small-cap stocks are emerging-growth and technology.

GROWTH OF A $10,000 INVESTMENT

                                    [GRAPH]

                  Small Cap Equity Fund    Russell 2000 Index
05/01/97                10,000.00              10,000.00
06/30/97                11,769.21              11,621.10
12/31/97                13,102.61              12,903.49
06/30/98                13,808.38              13,538.60

ANNUAL RETURNS

    PERIOD ENDED JUNE 30, 1998                PAST 1 YEAR            LIFE OF FUND
     Return                                     17.33%                31.43%<F*>

<F*>The Small Cap Equity Fund began operations on May 1, 1997.

The fund's performance reflects administrative and management charges, while such charges are not reflected in the performance of the index.

              Past performance is no assurance of future results.

           GENERAL AMERICAN CAPITAL COMPANY SMALL-CAP EQUITY FUND<F*>

STATEMENT OF ASSETS AND LIABILITIES
June 30, 1998 (unaudited)
ASSETS:
   Investments, at market value:
      (see accompanying schedule)
      Common Stocks                                             $ 84,870,961
                                                                ------------
         Total investments                                        84,870,961
   Cash overdraft                                                     (5,964)
   Dividends receivable                                               30,826
                                                                ------------
      Total assets                                                84,895,823
                                                                ------------

LIABILITIES:
   Payable to Conning Asset
      Management Company                                              18,401
   Payable to General American
      Life Insurance Company                                           3,680
   Broker Payable                                                      2,874
                                                                ------------
      Total liabilities                                               24,955
                                                                ------------
         Total net assets                                       $ 84,870,868
                                                                ============

TOTAL SHARES OF CAPITAL STOCK OUTSTANDING                          1,668,281

         Net asset value per share (Total net
         assets divided by total shares of capital
         stock outstanding)                                     $      50.87

TOTAL AMORTIZED COST OF INVESTMENTS                             $ 64,479,892


STATEMENT OF OPERATIONS
As of June 30, 1998 (unaudited)
INVESTMENT INCOME:
   Dividends                                                    $    392,998
   Interest                                                           45,345
                                                                ------------
      Total investment income                                        438,343
                                                                ------------

EXPENSES:
   Investment management charge                                      104,517
   Administrative charge                                              20,903
                                                                ------------
      Total expenses                                                 125,420
                                                                ------------
         Net investment income                                       312,923
                                                                ------------

NET REALIZED GAIN ON INVESTMENTS:
   Net realized gain on investments                                1,952,604
                                                                ------------

NET UNREALIZED GAIN ON INVESTMENTS:
   Net unrealized gain on investments                              1,937,440
                                                                ------------

NET INCREASE IN NET ASSETS FROM OPERATIONS                      $  4,202,967
                                                                ============

STATEMENTS OF CHANGES IN NET ASSETS
                                                          SIX MONTHS           EIGHT MONTHS
                                                            ENDED                 ENDED
                                                           JUNE 30             DECEMBER 31
                                                         ------------          ------------
                                                          1998<F***>             1997<F*>
                                                         ------------          ------------
Operations:
   Net investment income                                 $    312,923          $    439,659
   Net realized gain on investments                         1,952,604            10,577,133
   Net unrealized gain on investments                       1,937,440             5,750,172
                                                         ------------          ------------
      Net increase in net assets from operations            4,202,967            16,766,964
   Capital share transactions                               3,022,379             6,441,988
                                                         ------------          ------------
      Net increase in net assets                            7,225,346            23,208,952
   Net assets, beginning of period<F**>                    77,645,522            54,436,570
                                                         ------------          ------------
Net assets, end of period                                $ 84,870,868          $ 77,645,522
                                                         ============          ============

<F*> Small-Cap Equity Fund began operations May 1, 1997.
<F**> On May 1, 1997, the assets of General American Separate Account No. 20 were exchanged for shares in the Small-Cap Equity Fund. The net assets, beginning of period for 1997, are equal to the market value of the net assets transferred on April 30, 1997. In exchange for the net assets transferred, 1,477,554 shares of the Small-Cap Equity Fund were issued to the General American Separate No. 20.
<F***> Unaudited
See accompanying notes to financial statements beginning on page 53.

           GENERAL AMERICAN CAPITAL COMPANY SMALL-CAP EQUITY FUND<F*>

FINANCIAL HIGHLIGHTS
                                                             SIX MONTHS         EIGHT MONTHS
                                                                ENDED              ENDED
                                                               JUNE 30          DECEMBER 31
                                                             ----------         ------------
                                                              1998<F**>             1997
                                                             ----------         ------------
Net asset value, beginning of period<F1>                      $  48.27            $  36.84
                                                              --------            --------
Income from operations:
Net investment income                                             0.19                0.29
Net realized and unrealized gain on investments                   2.41               11.14
                                                              --------            --------
Net increase in asset value per share                             2.60               11.43
                                                              --------            --------
Net asset value, end of period                                $  50.87            $  48.27
                                                              ========            ========

Total return<F2>                                                 5.39%              31.03%

Net assets, end of period (in thousands)                      $ 84,871            $ 77,646
Ratio of expenses to average net assets<F3>                      0.30%               0.30%
Ratio of net investment income to average net assets<F3>         0.74%               0.97%
Portfolio turnover rate                                         12.60%              24.47%
Average commission rate<F4>                                      0.03%               0.03%

Notes:
<F1> Components are computed and accumulated on a daily basis.
<F2> Total return is not annualized for the eight months ended December 31,
1997. The total return information shown in this table does not reflect expenses that apply to the separate accounts investing in the Fund or to the insurance or variable annuity contracts. Inclusion of these charges would reduce the total return figures for all periods shown.
<F3> Computed on an annualized basis.
<F4> Computed only for funds that invest greater than 10 percent of the value of average net assets in equity securities. Computation represents total commissions paid divided by the sum of shares purchased and sold for which commissions were charged.

<F*> Small-Cap Equity Fund began operations May 1, 1997.
<F**> unaudited
See accompanying notes to financial statements beginning on page 53.

          GENERAL AMERICAN CAPITAL COMPANY SMALL-CAP EQUITY FUND

SCHEDULE OF INVESTMENTS - JUNE 30, 1998
----------------------------------------------------------------------------------
                                                                         MARKET
COMMON STOCK                                            SHARES            VALUE
----------------------------------------------------------------------------------
Aerospace & Military Technology (1.46%)
    Banner Aerospace<F*>                                35,100         $   451,913
    Fairchild Corp.<F*>                                 26,200             528,899
    Transtechnology Corp.                               10,000             256,870
                                                                       -----------
                                                                         1,237,682
                                                                       -----------

Air Transport (1.78%)
    Continental Airlines<F*>                            24,600           1,500,600
    World Corp.<F*>                                     27,300               8,518
                                                                       -----------
                                                                         1,509,118
                                                                       -----------

Apparel (3.98%)
    Chic By HIS Inc.<F*>                                19,000             149,625
    Dyersburg Corp.                                     27,600             160,411
    Galey & Lord Inc.<F*>                               22,900             340,638
    Genesco Inc.<F*>                                    47,500             774,820
    Johnson Industries Inc.                             13,600              62,900
    Pillowtex Corp.                                     20,700             830,588
    Salant Corp.<F*>                                    27,400              17,125
    Shelby Williams                                     17,600             264,000
    Syms Corp.<F*>                                      34,300             488,775
    Texfi Industries<F*>                                16,900              21,125
    Tultex Corp.<F*>                                    58,100             141,590
    Worldtex Inc.<F*>                                   21,910             127,340
                                                                       -----------
                                                                         3,378,937
                                                                       -----------

Business Machines (0.92%)
    Applied Magnetics Corp.<F*>                         43,285             330,048
    EA Industries Inc.<F*>                               4,150              12,707
    ECC International<F*>                               10,125              32,906
    Nashua Corp.<F*>                                    12,500             195,313
    QMS Inc.<F*>                                        20,800              74,090
    Titan Corp.<F*>                                     23,100             138,600
                                                                       -----------
                                                                           783,664
                                                                       -----------

Business Services (5.34%)
    Allerion Inc.<F*>                                   14,600                  73
    Bush Industries                                     18,250             396,938
    Computer Task Group                                 39,600           1,326,600
    Dycom Industries<F*>                                16,800             567,000
    Hospital Staffing Services<F*>                       3,200                 202
    ITT Educational Services Inc.<F*>                   52,650           1,697,963
    National Media Corp.<F*>                            27,300              30,713
    Rightchoice Managed Care<F*>                         6,400              81,197
    Wackenhut Corp.                                     18,900             427,610
                                                                       -----------
                                                                         4,528,296
                                                                       -----------

Chemicals (1.91%)
    LSB Industries Inc.                                  5,700              21,728
    Lea Ronal Inc.                                      25,800             615,975
    Whittaker Corp.<F*>                                 16,600             219,950
    Wynn's International Inc.                           39,405             758,547
                                                                       -----------
                                                                         1,616,200
                                                                       -----------

----------------------------------------------------------------------------------
                                                                         MARKET
COMMON STOCK                                            SHARES            VALUE
----------------------------------------------------------------------------------
Commercial Banking (2.59%)
    American Banknote Corp.<F*>                         25,600         $    78,387
    First Banks America Inc.<F*>                         3,400              65,025
    Firstfed Financial<F*>                              20,700           1,076,400
    Oriental Financial Group                            17,900             660,063
    Sterling Bancorp                                    12,400             322,400
    Unionfed Financial Corp.<F*>                           440                   4
                                                                       -----------
                                                                         2,202,279
                                                                       -----------

Construction (5.66%)
    Beazer Homes USA Inc.<F*>                           18,200             472,053
    Berlitz International<F*>                           19,500             526,500
    Cavalier Homes Inc.                                 21,512             278,301
    Congoleum Corp.<F*>                                  8,000              76,000
    Corrpro Companies Inc.<F*>                          19,000             213,750
    Elcor Corp.                                         25,550             645,138
    Giant Group Ltd.<F*>                                10,050              66,581
    ICF Kaiser International                             9,400              20,558
    International Aluminum Corp.                         8,500             263,500
    MDC Holdings Inc.                                   37,300             736,675
    M/I Schottenstein Homes Inc.                        17,200             371,950
    Presley Companies                                   10,200               8,925
    Puerto Rican Cement Co. Inc.                        11,400             538,650
    Terex Corp.<F*>                                     20,100             572,850
    Washington Homes Inc.                                3,300              15,675
                                                                       -----------
                                                                         4,807,106
                                                                       -----------

Consumer Durables (0.16%)
    Craig Corp.<F*>                                      9,800             108,408
    TCC Industries Inc.<F*>                              5,500              27,153
                                                                       -----------
                                                                           135,561
                                                                       -----------

Domestic Oil (5.43%)
    Burling Resources Coal Seam Gas                     14,700             134,138
    Cross Timbers Royalty Trust                         12,000             173,244
    Frontier Oil Corp.                                  53,100             424,800
    Furon Co.                                           34,000             616,250
    Getty Realty Corp.                                  24,600             476,625
    Giant Industries                                    23,600             410,050
    Goodrich Petroleum Corp.<F*>                         3,437              19,117
    HS Resources Inc.                                   21,300             310,171
    Howell Corp.                                        10,800             112,720
    Kaneb Services                                      44,200             240,315
    RPC Energy Services Inc.                            56,100             701,250
    Swift Energy Co.<F*>                                14,877             237,095
    Tokheim Corp.<F*>                                   15,300             313,650
    Unit Corp.<F*>                                      40,700             246,723
    Wiser Oil Co.                                       17,500             193,584
                                                                       -----------
                                                                         4,609,732
                                                                       -----------

                                  (continued)

                                    49

             GENERAL AMERICAN CAPITAL COMPANY SMALL-CAP EQUITY FUND

SCHEDULE OF INVESTMENTS - JUNE 30, 1998

----------------------------------------------------------------------------------
                                                                         MARKET
COMMON STOCK                                            SHARES            VALUE
----------------------------------------------------------------------------------
Drugs & Medicines (3.31%)
    Advocat Inc.<F*>                                    10,300         $    70,813
    Comprehensive Care<F*>                               4,600              45,135
    Cooper Co. Inc.<F*>                                 22,200             808,901
    GRC International<F*>                               17,600             180,400
    Graham Field Health Products<F*>                    41,330             232,481
    Maxxim Medical<F*>                                  16,000             464,000
    Molecular Biosystems<F*>                            23,400             168,176
    OEC Medical Systems<F*>                             24,400             549,000
    PHP Healthcare Corp.<F*>                            21,100             155,613
    Pharmaceutical Resources<F*>                        28,600             130,473
                                                                       -----------
                                                                         2,804,992
                                                                       -----------

Electronics (4.23%)
    American Precision Industries<F*>                   13,800             210,450
    Aydin Corp.<F*>                                      9,750              85,313
    Bell Industries Inc.                                16,812             191,237
    CTS Corp.                                           34,552           1,019,284
    Chyron Corp.                                        51,700             190,618
    Daniel Industries Inc.                              23,500             446,500
    Esco Electronics Corp.                              21,400             406,600
    Kollmorgen Corp.                                    18,800             377,166
    Rex Stores Corp.<F*>                                17,600             222,200
    Sparton<F*>                                         14,700             122,186
    Tech-Sym<F*>                                        11,500             319,837
                                                                       -----------
                                                                         3,591,391
                                                                       -----------

Energy & Utilities (0.52%)
    Cascade Natural Gas Corp.                           17,400             272,954
    Compania Boliviana Energia                           3,900             166,725
                                                                       -----------
                                                                           439,679
                                                                       -----------

Energy Raw Materials (1.12%)
    Dravo Corp.<F*>                                     29,000             266,423
    Wilshire Oil Co. Of Texas                           12,692              75,352
    Zapata Corp.                                        61,940             611,658
                                                                       -----------
                                                                           953,433
                                                                       -----------

Finance (Non - Banking) (4.64%)
    Advest Group                                        16,700             482,213
    H F Ahmanson & Company                               3,798             269,658
    Atlanta Sosnoff Capital<F*>                         17,200             167,700
    DVI<F*>                                             13,100             334,050
    Duff & Phelps Credit Rating                         11,000             613,250
    First Republic Bank<F*>                             15,260             551,268
    Hallwood<F*>                                         3,500             119,655
    McDonald & Co. Investments Inc.                     34,760           1,140,545
    National Discount Brokers Group                     24,500             260,311
    Rodman & Renshaw Capital Group                       1,637                   2
                                                                       -----------
                                                                         3,938,652
                                                                       -----------

----------------------------------------------------------------------------------
                                                                         MARKET
COMMON STOCK                                            SHARES            VALUE
----------------------------------------------------------------------------------
Food & Agriculture (6.78%)
    Cke Restaurants Inc.                                60,065         $ 2,477,681
    Chock Full O Nuts Co.<F*>                           20,914             142,466
    Cooker Restaurant Corp.                             14,100             137,475
    Foodmaker Inc.<F*>                                  75,400           1,272,375
    RLI Corp.                                           18,937             770,490
    Spaghetti Warehouse Inc.<F*>                        10,400              83,200
    Suiza Foods Corp.                                    4,340             259,042
    Super Food Services Inc.<F*>                        10,100             155,288
    TCBY Enterprises                                    49,900             458,431
                                                                       -----------
                                                                         5,756,448
                                                                       -----------

Gold (0.02%)
    Campbell Resources Inc.                             52,700              19,763
                                                                       -----------

Industrial Miscellaneous (20.35%)
    American Waste Services<F*>                            600               2,812
    Ameron International                                 8,600             497,183
    AMRE Inc.<F*>                                       14,400                 144
    Aquarion Company                                    12,900             441,012
    Aviall Inc.<F*>                                     37,800             517,369
    Bairnco Corp.<F*>                                   20,500             184,500
    Bluegreen Corp.<F*>                                 39,848             351,141
    Carlyle Industries Inc.<F*>                          4,800               6,000
    Chase Industries Inc.                               29,400             580,650
    Coachmen Industries Inc.                            28,900             755,013
    Coastcast<F*>                                       17,800             320,400
    Crown Crafts Inc.<F*>                               16,600             255,225
    Datapoint<F*>                                       24,900              38,894
    EDO Corp.                                           10,900             103,550
    Environmental Elements Corp.                         5,500              18,563
    Esterline Technologies Corp.<F*>                    25,600             534,400
    Farah Inc.<F*>                                      19,200             171,590
    Gleason Corp                                        20,200             568,125
    Hexcel Corp.<F*>                                    14,817             335,235
    Interlake Inc.<F*>                                  36,400             154,700
    International Technology Corp.<F*>                  50,021             475,201
    Monarch Machine Tool Co.                             6,800              55,250
    Morgan Products<F*>                                 11,400              52,007
    National-Standard Co.                                6,000              28,872
    Nortek<F*>                                          24,500             753,375
    Northgate Exploration Ltd.<F*>                      17,035              11,703
    Oil-Dri Corp.                                       13,600             196,343
    Oneida Ltd.                                         32,619             998,957
    Orange Co.                                           8,600              51,058
    Par Technology<F*>                                  15,000              90,930
    Pittston Minerals Group                             16,400              96,350

                                  (continued)

                                    50

             GENERAL AMERICAN CAPITAL COMPANY SMALL-CAP EQUITY FUND

SCHEDULE OF INVESTMENTS - JUNE 30, 1998

----------------------------------------------------------------------------------
                                                                         MARKET
COMMON STOCK                                            SHARES            VALUE
----------------------------------------------------------------------------------
    Playboy Enterprises<F*>                              9,200         $   150,650
    Playboy Enterprises 'B'<F*>                         40,700             722,425
    Premiumwear Inc.                                     3,974              19,373
    Publicker Inds. Inc.<F*>                            13,800              22,425
    Raytech Corp-del                                     6,300              31,500
    Republic Group Inc.                                 22,629             475,209
    Robertson Ceco Corp.<F*>                            31,500             289,391
    Royal Appliance Mfg. Co.                            46,800             292,500
    Sl Industries Inc.                                  11,808             162,360
    SPS Technologies Inc.<F*>                           22,000           1,287,000
    Scott's Liquid Gold Inc.                             5,000              10,935
    Spartech Corp.                                      17,000             364,429
    Starrett LS                                         13,800             545,100
    TRC Companies Inc.<F*>                               3,200              14,400
    Thomas Industries                                   29,450             719,670
    Toastmaster Inc.                                     4,800              26,698
    Tyler Corp.                                         38,700             399,074
    URS Corp.<F*>                                       13,742             233,614
    United Industrial Corp.                             23,800             309,400
    Wackenhut Corp.<F*>                                 14,718             316,437
    Wahlco Environmental Systems<F*>                     1,100               1,513
    Watsco Inc.                                         17,950             631,607
    Waxman Industries<F*>                               15,800              59,250
    Windmere                                            32,900           1,178,215
    World Fuel Services Corp.                           21,025             363,982
                                                                       -----------
                                                                        17,273,709
                                                                       -----------

Insurance (3.89%)
    Acceptance Insurance Co.<F*>                        20,028             491,928
    Fidelity National Financial Inc.                    34,385           1,368,936
    Hilb, Rogal, and Hamilton Co.                       28,800             450,000
    MMI Companies Inc.                                  16,800             388,500
    Stewart Info. Services                              12,100             587,600
    United American Healthcare<F*>                      10,900              12,938
                                                                       -----------
                                                                         3,299,902
                                                                       -----------

Media (0.32%)
    American Media Inc.<F*>                             41,100             272,288
                                                                       -----------

Miscellaneous Finance (0.63%)
    Interstate Securities                               12,400             390,600
    Stifel Financial                                     9,404             142,819
                                                                       -----------
                                                                           533,419
                                                                       -----------

Motor Vehicles (0.13%)
    Lamson & Sessions Co.<F*>                           17,700             109,510
                                                                       -----------

Non-Durables & Entertainment (0.56%)
    Galoob (Lewis) Toys Inc.<F*>                        19,700             197,000
    General Housewares Corp.                             7,400              74,459

----------------------------------------------------------------------------------
                                                                         MARKET
COMMON STOCK                                            SHARES            VALUE
----------------------------------------------------------------------------------
Non-Durables & Entertainment (continued)
    John Q Hammons Hotels<F*>                           12,400         $    87,569
    J. Alexanders Corp.<F*>                              6,500              28,841
    Tandycrafts Inc.<F*>                                18,500              86,709
                                                                       -----------
                                                                           474,578
                                                                       -----------

Non-Ferrous Metals (2.46%)
    Ekco Group Inc.<F*>                                 31,500             248,063
    Nord Resources Corp.<F*>                            29,300              56,754
    RMI Titanium Co.<F*>                                29,800             677,950
    Tremont Corp.                                       14,400             809,093
    United Park City Mines Co.<F*>                       5,340             164,205
    Zemex Corp.<F*>                                     14,697             128,598
                                                                       -----------
                                                                         2,084,663
                                                                       -----------

Paper & Forest Products (0.15%)
    Chesapeake Utilities Corp.                           7,200             126,000
                                                                       -----------

Producer Goods (6.49%)
    Acme Electric Corp.<F*>                              9,553              45,969
    Aeroflex<F*>                                        22,885             237,432
    Allied Products Corp.                               26,650             564,634
    Ampco-Pittsburgh Corp.                              18,700             287,513
    Artra Group Inc.                                    11,900              46,850
    Brown & Sharpe Mfg. Co.<F*>                          8,800             105,600
    Fansteel Inc.<F*>                                   10,400              91,000
    Genrad Inc.<F*>                                     37,300             736,675
    Hughes Supply Inc.                                  17,650             646,431
    Imo Industries<F*>                                  15,600             110,167
    Insteel Industries                                   9,900              62,489
    Katy Inds. Inc.                                     17,700             323,025
    Kuhlman Corp.                                       12,988             513,831
    Mestek Inc.<F*>                                     17,600             376,200
    Scotsman Industries                                 16,200             449,550
    Sequa Corp.<F*>                                      6,900             541,650
    Twin Disc Inc.                                       5,500             166,375
    Whitehall Corp.                                     10,600             205,375
                                                                       -----------
                                                                         5,510,766
                                                                       -----------

Railroads & Shipping (1.28%)
    Sea Containers Ltd.                                  5,100             195,713
    Sea Containers Ltd. - Class A                       21,570             825,053
    Todd Shipyards Corp.<F*>                            11,700              65,074
                                                                       -----------
                                                                         1,085,840
                                                                       -----------

Real Estate (0.84%)
    Amrep Corp.<F*>                                     14,400             140,400
    Christiana Cos. Inc.<F*>                            10,700             331,700
    Grubb & Ellis Co.<F*>                               17,000             242,250
                                                                       -----------
                                                                           714,350
                                                                       -----------


                                  (continued)


                                    51

             GENERAL AMERICAN CAPITAL COMPANY SMALL-CAP EQUITY FUND

SCHEDULE OF INVESTMENTS - JUNE 30, 1998

----------------------------------------------------------------------------------
                                                                         MARKET
COMMON STOCK                                            SHARES            VALUE
----------------------------------------------------------------------------------
Retail (5.17%)
    Carr-Gottstein Foods<F*>                            31,100         $   229,363
    Catalina Lighting Inc.<F*>                           6,000              22,872
    Chart House Enterprises                             16,000             138,000
    Cole National Corp.<F*>                             19,100             764,000
    Kenneth Cole Productions-A                          25,300             654,638
    Converse Inc.<F*>                                   32,600             179,300
    Fabri-Centers of America<F*>                        18,000             492,750
    Gottschalks Inc.<F*>                                12,300             109,163
    Hills Stores Co.<F*>                                14,400              82,800
    Intertan Inc.<F*>                                    9,000              48,375
    Luria & Son<F*>                                        300                   2
    Mortons Restaurant Group<F*>                        12,400             298,369
    O'Sullivan Industries<F*>                           32,800             459,200
    Piccadilly Cafeterias Inc.                          21,100             271,663
    Rowe Furniture Corp.                                27,500             271,563
    Sizzler International Inc.<F*>                      54,300             149,325
    Sport Supply Group Inc.<F*>                         13,100             106,438
    Uno Restaurant Corp.<F*>                            14,750             108,778
                                                                       -----------
                                                                         4,386,599
                                                                       -----------

Steel (2.07%)
    Huntco Inc.                                         10,400             123,500
    Keystone Consolidated Industries<F*>                10,900             129,438
    NS Group Inc.<F*>                                   26,900             272,363
    Reliance Steel & Aluminum                           31,900           1,232,137
                                                                       -----------
                                                                         1,757,438
                                                                       -----------

Telephone (0.06%)
    Intellicall Inc.<F*>                                12,915              50,846
                                                                       -----------

Tobacco (0.70%)
    Brooke Group Ltd.                                   34,400             387,000
    Standard Commercial Corp.                           18,544             203,984
                                                                       -----------
                                                                           590,984
                                                                       -----------

Travel & Recreation (0.44%)
    Jackpot Enterprises<F*>                             18,019             226,355
    K2 Inc.                                                  1                  18
    PS Group Holdings Inc.                              11,900             145,774
                                                                       -----------
                                                                           372,147
                                                                       -----------

Trucking & Freight (0.40%)
    International Shipholding                           13,025             209,208
    Matlack Systems Inc.                                17,100             133,585
                                                                       -----------
                                                                           342,793
                                                                       -----------

----------------------------------------------------------------------------------
                                                                         MARKET
COMMON STOCK                                            SHARES            VALUE
----------------------------------------------------------------------------------
Utilities, Electrical & Gas (4.21%)
    Bangor Hydro Electric                               13,500         $   121,500
    Central Vermont Public Service                      23,000             343,551
    Chart Industries                                    28,950             691,181
    Green Mountain Power Corp.                           9,500             135,964
    Nui Corp.                                           17,900             455,322
    North Carolina Natural Gas                          18,650             473,244
    St. Joseph Light & Power                            15,300             284,963
    Southern California Water and Gas                   15,300             415,013
    TNP Enterprises Inc.                                21,100             651,458
                                                                       -----------
                                                                         3,572,196
                                                                       -----------
TOTAL COMMON STOCK (100.00%)
    (COST $64,479,892)                                                  84,870,961
                                                                       -----------

TOTAL INVESTMENTS (100.00%)
    (AMORTIZED COST $64,479,892)                                       $84,870,961
                                                                       -----------

    Other net assets (0.00%)                                                   (93)

TOTAL NET ASSETS (100.00%)                                             $84,870,868
                                                                       ===========

<F*>Non-income producing securities.

See accompanying notes to financial statements beginning on page 53.

                      GENERAL AMERICAN CAPITAL COMPANY
                       NOTES TO FINANCIAL STATEMENTS
                               JUNE 30, 1998

Note 1-Organization
General American Capital Company (the Company), commenced operations on October 1, 1987, and is registered under the Investment Company Act of 1940 as amended, as an open-end diversified management investment company.
The Company offers to its shareholders eight separate investment funds (the Funds) which operate as distinct investment vehicles. These are the S & P 500 Index Fund, Money Market Fund, Bond Index Fund, Managed Equity Fund, Asset Allocation Fund, International Index Fund, Mid-Cap Equity Fund and Small-Cap Equity Fund. The name of the Mid-Cap Equity Fund and the International Index Fund was changed from the Special Equity Fund and the International Equity Fund, respectively. The International Index and Mid-Cap Equity Funds began operations on February 16, 1993. The Small-Cap Equity Fund began operations on May 1, 1997. As of June 30, 1998, the Company sells its shares to separate accounts established by General American Life Insurance Company (General American), RGA Reinsurance Company (RGA) a wholly owned subsidiary of Reinsurance Group of America, Inc., which is a majority owned subsidiary of General American, Security Equity Life Insurance Company (Security Equity) a wholly owned subsidiary of General American Life Insurance Company and Cova Financial Services Life Insurance Company (Cova) a wholly owned subsidiary of General American Life Insurance Company.

Note 2-Significant Accounting Policies
The following is a summary of significant accounting policies followed by the Company in the preparation of financial statements. The policies are in conformity with generally accepted accounting principles.

A.    Investments:
      Common stocks of domestic companies are valued based on the closing sale price on the New York Stock Exchange for securities traded on that exchange, and for securities not so traded, at the last bid price of over-the-counter market quotations as of the close of business on June
      30. Common stocks of foreign companies are valued based on the closing sale price on the primary exchange for which the security is listed. The market values for bonds and short term securities with maturities of 60 days or more at date of valuation are determined daily by an independent pricing service based on current market conditions. Short term securities with maturities of less than 60 days at date of valuation are valued at amortized cost, which approximates market value.

B.    Repurchase Agreements:
      Short-term investments include repurchase agreements with a member bank of the Federal Reserve System or a primary dealer in U.S. Government securities. Under such agreements, the bank or primary dealer agrees to repurchase the underlying U.S. Government securities at a mutually agreed upon time and price.

C.    Foreign Currency Translations:
      Securities and other assets and liabilities denominated in foreign currencies are translated each business day into U.S. dollars based upon the closing rate of exchange. Foreign currency amounts related to the purchase or sale of securities and income and expenses are translated into U.S. dollars based upon the prevailing exchange rate on the respective dates of the transactions.

      In accordance with Statement of Position (SOP) 93-4: Foreign Currency Accounting and Financial Statement Presentation for Investment Companies, reported net realized gains or losses from foreign currency transactions arise from sales of portfolio securities and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent actually received or paid. Reported net unrealized gains and losses from foreign currency transactions arise from changes in the value of assets and liabilities, including investments in securities at December 31, resulting from changes in the exchange rate.

D.    Derivative Financial Instruments:
      A derivative financial instrument in very general terms refers to a security whose value is "derived" from the value of an underlying asset, reference rate or index.

      The Capital Company has a variety of reasons to use derivative instruments, such as to attempt to protect the Company against possible changes in the market value of its portfolio and to manage the portfolio's effective yield, maturity and duration. All of the Company's portfolio holdings, including derivative instruments, are marked to market each day with the change in value reflected in the unrealized appreciation/depreciation on securities. Upon disposition, a realized gain or loss is recognized accordingly, except when taking delivery of a security underlying a futures contract. In these instances the recognition of gain or loss is postponed until the disposal of the security underlying the futures contract. The Capital Company's utilization of derivative financial instruments is substantially limited to the use of forward exchange contracts to hedge foreign currency transactions, interest rate futures contracts to manage interest rate risk and S&P 500 Index futures contracts to manage performance.

      Forward Foreign Currency Contracts:
      The International Index Fund enters into forward exchange contracts to hedge foreign currency transactions and not to engage in currency speculation. The Fund's forward exchange contracts do not subject the company to risk from exchange rate movements because gains and losses on such contracts offset losses and gains, respectively, on the assets being hedged. At June 30, the company had no open foreign currency exchange contracts that obligate it to receive or deliver currency at specified future dates. The forward exchange contracts generally require the company to exchange U.S. dollars for foreign currencies at maturity, at rates agreed to at inception of the contracts. The U.S. dollar value of foreign currency underlying all contractual commitments held by the fund and the resulting unrealized appreciation or depreciation are determined using foreign currency exchange rates from an independent pricing service. If the counterparties to the exchange contracts (primarily AA rated international banks) do not fulfill their obligations to deliver the contracted currencies, the company could be at risk for any currency related fluctuations.

      Futures Contracts:
      A futures contract is an agreement involving the delivery of a particular asset on a specified future date at an agreed upon price. The Company generally invests in futures on U. S. Treasury Bonds and the S&P 500 Index and typically closes the contract prior to the delivery date. Upon entering into futures contracts, the Company maintains, in a segregated account with a custodian, securities with a value equal to its obligation under the futures contracts. During the period the futures contract is open, payments are received from or made to the custodian based upon changes in the value of the contract (the variation margin). U. S. Treasury Bond futures contracts are entered into in the Asset Allocation Fund to hedge market price risks of fixed-rate bonds. S&P 500 Index futures contracts are entered into in the S&P 500 Index Fund to manage and more closely track the performance of the S&P 500 Index.

      The S&P 500 Fund's transactions in futures contracts for the six months ended June 30, 1998, were as follows:

                                                                 Contracts
      ----------------------------------------------------------------------
         Outstanding at December 31, 1997                           22
         Futures Opened                                              0
         Futures Closed                                            (22)
                                                                   ---
         Outstanding at June 30, 1998                                0

      The Company had no open U. S. Treasury Bond futures contracts at June 30, 1998 and had no U. S. Treasury Bond futures transactions for the six months ended June 30, 1998.

E.    Investment Transactions and Related Investment Income:
      Investment transactions are recorded on a trade date basis (date the order to buy or sell is executed). Dividends are recognized as income on the ex-dividend date while interest income and amortization of premium and discount are recorded on an accrual basis.

F.    Federal Income Taxes and Distributions to Shareholders:
      No provision for Federal income taxes is necessary because each Fund qualifies as a "regulated investment company" under Subchapter M of the Internal Revenue Code and intends to distribute each year substantially all of its net investment income and realized gains to its shareholders. At June 30, 1998, the Bond Index Fund had an accumulated capital loss carryforward for tax purposes of $1,788,097. Of this amount, $1,605,747 and $182,350 will expire on December 31, 2002, and 2003 respectively.

G.    Consent Dividends:
      The Funds follow the accounting practice known as consent dividending, whereby substantially all of its net investment income and realized gains are treated as being distributed daily to their shareholders and are immediately reinvested in that Fund.

H.    Use of Estimates:
      The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increase and decrease in net assets from operations during the period. Actual results could differ from those estimates.

Note 3-Management and Administrative Fees
The Company has entered into an Investment Advisory Agreement with Conning Asset Management Company (Investment Advisor) with respect to all of its Funds. Certain officers and directors of the Company are also officers and directors of the Investment Advisor. For its services to the Funds, the Investment Advisor charges a fee, which is accrued daily against each Fund. The fees charged each Fund, stated as an annual percentage of the average daily value of the net assets, are:

            S & P 500 Index Fund                .250 Percent
            Money Market Fund                   .125 Percent
            Bond Index Fund                    . 250 Percent
            Asset Allocation Fund              . 500 Percent
            Small-Cap Equity                   . 250 Percent

The fee (percentage effective March 1, 1997) charged the Managed Equity Fund is stated as a series of annual percentages of the average daily net assets of that Fund. The percentages decrease with respect to assets of the Fund above certain amounts as follows:

                                                    Investment
            Assets                                     Fee
            ----------------------------------------------------
            First $10 million                          .40%
            Next $20 million                           .30%
            Balance over $30 million                   .25%

The fee charged the International Index Fund is stated as a series of annual percentages of the average daily net assets of that Fund. The percentages decrease with respect to assets of the fund above certain amounts as follows:

                                                    Investment
            Assets                                     Fee
            ----------------------------------------------------
            First $10 million                          .50%
            Next $10 million                           .40%
            Balance over $20 million                   .30%

The fee charged for the Mid-Cap Equity Fund is stated as a series of annual percentages of the average daily net assets of that Fund. The percentages decrease with respect to assets of the Fund above certain amounts as follows:

                                                    Investment
            Assets                                     Fee
            ----------------------------------------------------
            First $10 million                          .55%
            Next $10 million                           .45%
            Balance over $20 million                   .40%

All operational expenses of the Company are paid by General American, which charges administrative fees to each Fund in return. Certain officers and directors of the Company are also officers and directors of General American, RGA, Security Equity and Cova.

The administrative expenses are charged at an annual rate based on the average daily value of the net assets in each Fund, as follows:

            S & P 500 Index Fund                .05 Percent
            Money Market Fund                   .08 Percent
            Bond Index Fund                     .05 Percent
            Managed Equity Fund                 .10 Percent
            Asset Allocation Fund               .10 Percent
            International Index Fund            .30 Percent
            Mid-Cap Equity Fund                 .10 Percent
            Small-Cap Equity Fund               .05 Percent

Note 4 - Investment Objectives and Manager Changes

Effective January 1, 1997, the International Equity Fund became the International Index Fund. The investment objective of the International Index Fund is to obtain investment results that parallel the price and yield performance of publicly traded common stocks in the Morgan Stanley Capital International Europe, Australia, and Far East Index ("EAFE Index"). The portfolio manager of the International Index Fund is Conning Asset Management. The total investment advisor fees were reduced as a result of the changes.

Effective January 1, 1997, the Special Equity Fund became the Mid-Cap Equity Fund. The investment objective of the Mid-Cap Equity Fund is to seek sustained growth of capital by investing primarily in common stocks of United States-based publicly traded companies with "medium market capitalizations." "Medium market capitalization companies" are those whose market capitalization falls within the range of the S&P Mid-Cap 400 at the time of the Fund's investment. The portfolio manager of Mid-Cap Equity Fund is Conning Asset Management Company and the total management fee rate remains unchanged from that of the Special Equity Fund.

Effective March 1, 1997, the portfolio manager for the Managed Equity Fund became Conning Asset Management Company. The total investment advisor charges were reduced due to this change.

The Small-Cap Equity Fund commenced operations on May 1, 1997 subsequent to a transfer of assets from General American Life Insurance Company Separate Account No. 20, which had similar investment objectives, policies, and limitations, in exchange for shares of the Small-Cap Equity Fund. Separate Account No. 20 was not registered under the Registered Investment Company Act of 1940 and has a different fee and expense structure than the Small-Cap Equity Fund. While Separate Account No. 20 continues to exist, its assets now consist solely of shares of the Small-Cap Equity Fund. The Small-Cap Equity Fund's portfolio of investments on May 1, 1997 was the same as the portfolio of Separate Account No. 20 immediately prior to the transfer. Separate accounts which invested in Separate Account No. 20 prior to the transfer now invest directly in the Small-Cap Equity Fund. The Small-Cap Equity Fund seeks to provide a rate of return that corresponds to the performance of the common stock of small companies, while incurring a level of risk that is generally equal to the risks associated with small company common stock. The Fund attempts to duplicate the performance of the smallest 20% of companies, based on capitalization size, that are based in the United States and listed on the New York Stock Exchange.

Note 5-Investments
The amortized cost of investments for federal income tax purposes as of June 30, 1998 is as follows:

                              S & P 500          Money             Bond           Managed
                                Index           Market            Index            Equity
                                 Fund            Fund              Fund             Fund
                             ------------    ------------      ------------     ------------
Bonds                        $        -0-    $        -0-      $ 56,137,663     $        -0-
Common stocks                                         -0-               -0-       44,827,239
Preferred stocks              301,389,352             -0-               -0-              -0-
Short term                            -0-
  securities                                  204,835,377           285,000        1,850,000
                             ------------    ------------      ------------     ------------
Total                        $301,389,352    $204,835,377      $ 56,422,663     $ 46,677,239
                             ============    ============      ============     ============

                                 Asset      International        Mid-Cap         Small-Cap
                              Allocation        Index             Equity           Equity
                                 Fund            Fund              Fund             Fund
                             ------------   -------------      ------------     ------------
Bonds                        $ 26,686,973    $        -0-      $        -0-     $        -0-
Common stocks                  51,843,066       8,085,627         5,925,950       64,479,892
Preferred stocks                1,070,000             -0-               -0-              -0-
Warrants                              -0-             214               -0-              -0-
Short term
  securities                    3,023,345         349,655           849,928                0
                             ------------    ------------      ------------     ------------
Total                        $ 85,623,384    $  8,435,496      $  6,775,878     $ 64,479,892
                             ============    ============      ============     ============

Gross unrealized gains and losses by fund for the period ended June 30, 1998 excluding the Money Market Fund, which has no unrealized gains or losses, are as follows:

                              S & P 500          Bond            Managed
                                Index           Index             Equity
                                 Fund            Fund              Fund
                             ------------    ------------     ------------
Unrealized gains             $321,778,606    $  1,694,120      $  6,017,624
Unrealized losses               6,666,986         134,784         1,254,848
                             ------------    ------------      ------------
Net unrealized
   gain  on
   investments               $315,111,620    $  1,559,336      $ 14,762,776
                             ============    ============      ============

                                 Asset      International        Mid-Cap         Small-Cap
                              Allocation        Index             Equity           Equity
                                 Fund            Fund              Fund             Fund
                             ------------   -------------      ------------     ------------
Unrealized gains             $ 32,684,479    $  3,072,663      $  2,381,835     $ 26,984,573
Unrealized losses               2,026,166       1,371,186           519,998        6,593,504
                             ------------    ------------      ------------     ------------
Net unrealized
  gain on
  investments                $ 30,658,313    $  1,701,477      $  1,861,837     $ 20,391,069
                             ============    ============      ============     ============


Purchases and proceeds from sales and maturities of other than short term securities and United States government obligations for the period ended June 30, 1998.were as follows:

                              S & P 500          Bond            Managed
                                Index           Index             Equity
                                 Fund            Fund              Fund
                             ------------    ------------     ------------
Purchases                    $ 59,779,199    $ 16,727,755      $ 21,868,655
                             ============    ============      ============

Sales and
Maturities                   $ 24,579,565    $  4,956,495      $ 23,608,157
                             ============    ============      ============

                                 Asset      International        Mid-Cap         Small-Cap
                              Allocation        Index             Equity           Equity
                                 Fund            Fund              Fund             Fund
                             ------------   -------------      ------------     ------------
Purchases                    $ 16,704,132    $    597,373      $  2,209,833     $ 15,525,321
                             ============    ============      ============     ============

Sales and
Maturities                   $ 18,375,119    $    196,693      $  1,112,482     $ 10,405,611
                             ============    ============      ============     ============

Purchases and proceeds from sales and maturities of United States government obligations for the period .ended June 30, 1998 were as follows:

                              S & P 500          Money             Bond           Managed
                                Index           Market            Index            Equity
                                 Fund            Fund              Fund             Fund
                             ------------    ------------      ------------     ------------
Purchases                    $        -0-    $        -0-      $ 10,357,079     $        -0-
                             ============    ============      ============     ============

Sales and
Maturities                   $        -0-    $        -0-      $ 10,762,820     $        -0-
                             ============    ============      ============     ============

                                 Asset      International        Mid-Cap         Small-Cap
                              Allocation        Index             Equity           Equity
                                 Fund            Fund              Fund             Fund
                             ------------   -------------      ------------     ------------
Purchases                    $        -0-    $        -0-      $        -0-     $        -0-
                             ============    ============      ============     ============

Sales and
Maturities                   $        -0-            $-0-      $        -0-     $        -0-
                             ============    ============      ============     ============

Note 6-Capital Stock
As of June 30, 1998, in the aggregate, there were one billion, five hundred million (1,500,000,000) shares of $.01 par value capital stock authorized. On May 1, 1997 shares of the Company, as noted below, were exchanged for cash and invested assets, less any investment related liabilities of General American Separate Account No. 20. The unrealized appreciation at the time of the exchange was $12,703,457 for Separate Account No. 20.

Transactions in capital stock were as follows:

                                                  S & P 500 INDEX FUND
                              -------------------------------------------------------------
                                  Six months ended                      Year ended
                                    June 30, 1998                   December 31, 1997
                              --------------------------       ----------------------------
                                Shares         Amount             Shares          Amount
                              ----------   -------------       -----------    -------------
Shares sold                    1,573,269   $  66,958,004         2,288,656    $  80,197,159

Shares redeemed               (1,043,918)    (45,935,922)       (1,024,948)     (35,167,639)
                              ----------   -------------       -----------    -------------

Net increase                     529,351   $  21,022,082         1,263,708    $  45,029,520
                              ==========   =============       ===========    =============

                                                   MONEY MARKET FUND
                              -------------------------------------------------------------
                                  Six months ended                      Year ended
                                    June 30, 1998                   December 31, 1997
                              --------------------------       ----------------------------
                                Shares         Amount             Shares          Amount
                              ----------   -------------       -----------    -------------
Shares sold                    8,324,038   $ 153,650,468        18,831,392    $ 335,912,294

Shares redeemed               (6,968,613)   (128,749,296)      (15,135,851)    (268,660,111)
                              ----------   -------------       -----------    -------------

Net increase                   1,355,425   $  24,901,172         3,695,541    $  67,252,183
                              ==========   =============       ===========    =============

                                                    BOND INDEX FUND
                              -------------------------------------------------------------
                                  Six months ended                      Year ended
                                    June 30, 1998                   December 31, 1997
                              --------------------------       ----------------------------
                                Shares         Amount             Shares          Amount
                              ----------   -------------       -----------    -------------
Shares sold                      631,915   $  14,888,511           875,433    $  19,458,750

Shares redeemed                 (274,557)     (6,525,989)         (583,698)     (12,568,473)
                              ----------   -------------       -----------    -------------

Net increase
   (decrease)                    357,358   $   8,362,522          (291,735)   $  (6,890,277)
                              ==========   =============       ===========    =============

                                                  MANAGED EQUITY FUND
                              -------------------------------------------------------------
                                  Six months ended                      Year ended
                                    June 30, 1998                   December 31, 1997
                              --------------------------       ----------------------------
                                Shares         Amount             Shares          Amount
                              ----------   -------------       -----------    -------------
Shares sold                      182,280   $   6,112,702           292,535    $   8,324,432

Shares redeemed                 (263,635)     (8,724,187)         (317,082)      (9,190,598)
                              ----------   -------------       -----------    -------------

Net (decrease)                   (81,355)  $  (2,611,485)          (24,547)   $    (866,166)
                              ==========   =============       ===========    =============

                                                 ASSET ALLOCATION FUND
                              -------------------------------------------------------------
                                  Six months ended                      Year ended
                                    June 30, 1998                   December 31, 1997
                              --------------------------       ----------------------------
                                Shares         Amount             Shares          Amount
                              ----------   -------------       -----------    -------------
Shares sold                      233,062   $   7,861,428           676,658    $  19,798,368

Shares redeemed                 (375,386)    (12,484,192)         (396,211)     (11,858,933)
                              ----------   -------------       -----------    -------------

Net increase                     142,324   $   4,622,764           280,447    $   7,939,435
                              ==========   =============       ===========    =============

                                               INTERNATIONAL INDEX FUND
                              -------------------------------------------------------------
                                  Six months ended                      Year ended
                                    June 30, 1998                   December 31, 1997
                              --------------------------       ----------------------------
                                Shares         Amount             Shares          Amount
                              ----------   -------------       -----------    -------------
Shares sold                       53,893   $     997,466           120,074    $   2,031,933

Shares redeemed                  (31,738)       (593,024)          (44,588)        (771,139)
                              ----------   -------------       -----------    -------------

Net increase                      22,155   $     404,442            75,486    $   1,260,794
                              ==========   =============       ===========    =============

                                                  MID-CAP EQUITY FUND
                              -------------------------------------------------------------
                                  Six months ended                      Year ended
                                    June 30, 1998                   December 31, 1997
                              --------------------------       ----------------------------
                                Shares         Amount             Shares          Amount
                              ----------   -------------       -----------    -------------
Shares sold                       85,273   $   2,015,651           123,498    $   2,489,536

Shares redeemed                  (21,677)       (502,605)          (64,062)      (1,180,507)
                              ----------   -------------       -----------    -------------

Net increase
   (decrease)                     63,596   $   1,513,046            59,436    $   1,309,029
                              ==========   =============       ===========    =============

                                                 SMALL-CAP EQUITY FUND
                              -------------------------------------------------------------
                                  Six months ended                      Year ended
                                    June 30, 1998                   December 31, 1997
                              --------------------------       ----------------------------
                                Shares         Amount             Shares          Amount
                              ----------   -------------       -----------    -------------
Shares issued in
Connection with
the exchange                           0   $           0         1,477,554    $  54,436,570

Shares sold                      152.665       7,759,718           223,963       10,480,160

Shares redeemed                  (92,850)     (4,737,339)          (93,051)      (4,038,172)
                              ----------   -------------       -----------    -------------

Net increase                      59,815   $   3,022,379         1,608,466    $  60,878,558
                              ==========   =============       ===========    =============

                        GENERAL AMERICAN CAPITAL COMPANY

                         NOTES TO FINANCIAL STATEMENTS

                                 June 30, 1998



BOARD OF DIRECTORS

      Theodore M. Armstrong
      Alan C. Henderson
      Richard A. Liddy, Chairman
      Matthew P. McCauley
      Harry E. Rich

INVESTMENT ADVISOR

      Conning Asset Management Company

SAFEKEEPER OF SECURITIES

      Bank of New York
      Goldman Sachs

LEGAL COUNSEL

      Stephen E. Roth
      Sutherland, Asbill & Brennan, Washington D.C



If distributed to perspective investors, this report must be preceded or accompanied by a current prospectus. The prospectus is incomplete without reference to the financial data contained in this annual report.

                                    APPENDIX

  Pages 3, 13, 18, 24, 29, 35, 41 and 46 of the printed Semi-Annual Report for General American Capital Company contain a stock performance. The information contained in these graphs has been presented in a tabular format that may be processed by the EDGAR System.